PROSPECTUS                                                                                             October 23, 2000

                                                       AMERICAN SKANDIA TRUST
                                          One Corporate Drive, Shelton, Connecticut 06484
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American  Skandia  Trust (the "Trust") is an investment  company made up of the  following 41 separate  portfolios,  19 of which are offered through this Prospectus ("Portfolios"):

AST Janus Overseas Growth Portfolio
AST American Century International Growth Portfolio
AST American Century International Growth Portfolio II
AST Janus Small-Cap Growth Portfolio
AST Kemper Small-Cap Growth Portfolio
AST Lord Abbett Small Cap Value Portfolio
AST Gabelli Small-Cap Value Portfolio
AST Janus Mid-Cap Growth Portfolio
AST Neuberger Berman Mid-Cap Growth Portfolio
AST Neuberger Berman Mid-Cap Value Portfolio
AST MFS Growth Portfolio
AST Alger Growth Portfolio
AST Marsico Capital Growth Portfolio
AST JanCap Growth Portfolio
AST Cohen & Steers Realty Portfolio
AST American Century Income & Growth Portfolio
AST INVESCO Equity Income Portfolio
AST PIMCO Total Return Bond Portfolio
AST PIMCO Limited Maturity Bond Portfolio

THESE  SECURITIES  HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE  SECURITIES  AND EXCHANGE  COMMISSION NOR HAS THE COMMISSION  PASSED
UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS.  ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

The Trust is an investment  vehicle for life insurance  companies  ("Participating  Insurance  Companies")  writing variable annuity contracts and variable life insurance  policies.  Shares of the Trust may also be sold directly to certain  tax-deferred  retirement plans.  Each  variable  annuity  contract  and variable  life  insurance  policy  involves  fees and expenses not  described in this
Prospectus.  Please read the  Prospectus  for the variable  annuity  contract and variable  life  insurance  policy for  information regarding the contract or policy, including its fees and expenses.

                                                         TABLE OF CONTENTS
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                                                        RISK/RETURN SUMMARY

         American  Skandia  Trust (the  "Trust") is  comprised  of forty-one  investment  portfolios,  nineteen of which are offered through this  Prospectus  (the  "Portfolios").  The  Portfolios  are designed to provide a wide range of  investment  options.  Each
Portfolio has its own investment goal and style (and, as a result,  its own level of risk).  Some of the Portfolios  offer potential for high returns with  correspondingly  higher risk,  while others offer stable returns with relatively less risk. It is possible to lose money when  investing  even in the most  conservative  of the  Portfolios.  Investments in the Portfolios are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

         It is not possible to provide an exact  measure of the risk to which a Portfolio is subject,  and a  Portfolio's  risk will vary based on the securities that it holds at a given time.  Nonetheless,  based on each Portfolio's  investment style and the risks typically  associated  with  that  style,  it is  possible  to assess in a general  manner  the risks to which a  Portfolio  will be subject. The following discussion  highlights the investment  strategies and risks of each Portfolio.  Additional  information about each Portfolio's potential investments and its risks is included in this Prospectus under "Investment Objectives and Policies."

International Portfolios:

Portfolio:                    Investment Goal:               Primary Investments:
---------                     ---------------                -------------------

Janus Overseas Growth         Long-term capital growth       The Portfolio invests primarily in common stocks of foreign companies.

American Century Int'l        Capital growth                 The Portfolio invests primarily in equity securities of
Growth                                                       foreign companies.

American Century Int'l        Capital growth                 The Portfolio invests primarily in equity securities of
Growth II                                                    foreign companies.

Principal Investment Strategies:
-------------------------------

The AST Janus Overseas Growth  Portfolio  pursues its objective  primarily  through  investments in common stocks of issuers located outside the United States.  The Portfolio has the flexibility to invest on a worldwide basis in companies and  organizations  of any size,  regardless of country of organization or place of principal  business  activity.  The Portfolio normally invests at least 65%
of its total assets in securities of issuers from at least five  different  countries,  excluding  the United  States.  Although the
Portfolio  intends to invest  substantially  all of its assets in issuers located outside the United States,  it may at times invest in U.S. issuers and it may at times invest all of its assets in fewer than five countries or even a single country.

The Portfolio  invests  primarily in stocks  selected for their growth  potential.  The  Sub-advisor  generally  takes a "bottom up"
approach to choosing  investments for the Portfolio.  In other words, the Sub-advisor  seeks to identify  individual  companies with earnings  growth  potential  that may not be recognized  by the market at large,  regardless of where the companies are organized or where they primarily  conduct  business.  Although  themes may emerge in the Portfolio,  securities are generally  selected  without regard to any defined allocation among countries, geographic regions or industry sectors, or other similar selection procedure.

The AST American  Century  International  Growth Portfolio will seek to achieve its investment  objective by investing  primarily in equity  securities of international  companies that the Sub-advisor  believes will increase in value over time. The Sub-advisor uses a growth  investment  strategy it developed  that looks for companies with earnings and revenue  growth.  Ideally,  the  Sub-advisor looks for companies  whose  earnings and revenues are not only growing,  but are growing at an  accelerating  pace.  For purposes of the Portfolio, equity securities include common stocks, preferred stocks and convertible securities.

The Sub-advisor  tracks financial  information for thousands of companies to research and select the stocks it believes will be able to sustain  accelerating  growth.  This  strategy is based on the premise  that,  over the long term,  the stocks of companies  with accelerating earnings and revenues have a greater-than-average chance to increase in value.

The Sub-advisor  recognizes  that, in addition to locating strong  companies with  accelerating  earnings,  the allocation of assets among different  countries and regions also is an important  factor in managing an  international  portfolio.  For this reason,  the
Sub-advisor will consider a number of other factors in making investment  selections,  including the prospects for relative economic growth among countries or regions,  economic and political conditions,  expected inflation rates, currency exchange fluctuations and tax  considerations.  Under normal conditions,  the Portfolio will invest at least 65% of its assets in equity securities of issuers from at least three countries  outside of the United States.  While the Portfolio's  focus will be on issuers in developed  markets, the Sub-advisor expects to invest to some degree in issuers in developing countries.

The AST American Century  International  Growth Portfolio II (formerly,  the AST T. Rowe Price International  Equity Portfolio) will seek to achieve  its  investment  objective  in the same  manner as the AST  American  Century  International  Growth  Portfolio  as
described above.

Principal Risks:
---------------

o    All three of the  international  portfolios are equity funds,  and the primary risk of each is that the value of the stocks they hold will  decline.  Stocks can decline  for many  reasons,  including  reasons  related to the  particular  company,  the industry of which it is a part, or the securities markets generally.

o    The level of risk of the  international  portfolios  will  generally  be  higher  than the  level of risk  associated  with domestic equity funds.  Foreign  investments  involve risks such as fluctuations  in currency  exchange rates,  less liquid and more volatile securities markets, unstable political and economic structures,  reduced availability of information, and lack of uniform  financial  reporting  and  regulatory  practices  such  as  those  that  apply  to  U.S.  issuers.  While  none of the international  portfolios invest primarily in companies located in developing countries,  each may invest in those companies to some degree, and the risks of foreign investment may be accentuated by investment in developing countries.

Capital Growth Portfolios:

Portfolio:                    Investment Goal:               Primary Investments:
---------                     ---------------                -------------------

Janus Small-Cap Growth        Capital growth                 The Portfolio invests primarily in common stocks of small
                                                             capitalization companies.

Kemper Small-Cap Growth       Maximum capital growth         The Portfolio invests primarily in equity securities of small capitalization companies.

Lord Abbett Small Cap Value   Long-term capital growth       The Portfolio invests primarily in equity securities of small capitalization companies that are believed to be undervalued.

Gabelli Small-Cap Value       Long-term capital growth       The Portfolio invests primarily in stocks and equity-related securities of small capitalization companies that appear to be undervalued.

Janus Mid-Cap Growth          Long-term capital growth       The Portfolio invests primarily in common stocks, with
                                                             normally at least 65% of the Portfolio's assets invested in medium-sized companies.

Neuberger Berman Mid-Cap      Capital growth                 The Portfolio invests primarily in common stocks of medium
Growth                                                       capitalization companies.

Neuberger Berman Mid-Cap      Capital growth                 The Portfolio invests primarily in common stocks of medium
Value                                                        capitalization companies, using a value-oriented investment approach.

MFS Growth                    Long-term capital growth       The Portfolio invests primarily in common stocks and related
                              and future income              securities.

Alger Growth                  Long-term capital growth       The Portfolio invests primarily in equity securities that are listed on U.S. exchanges or in the over-the-counter market.
Marsico Capital Growth        Capital growth                 The Portfolio invests primarily in common stocks, with the majority of the Portfolio's assets in large capitalization stocks.

JanCap Growth                 Capital growth                 The Portfolio invests primarily in common stocks.

Principal Investment Strategies:
-------------------------------

The AST Janus  Small-Cap  Growth  Portfolio  pursues its  objective  by normally  investing  at least 65% of its total assets in the common  stocks  of  small-sized  companies.  For  purposes  of the  Portfolio,  small-sized  companies  are those  that have  market capitalizations  of less than $1.5 billion or annual gross  revenues of less than $500 million.  To a lesser  extent,  the Portfolio may also invest in stocks of larger companies with potential for capital appreciation.

The Sub-advisor  generally takes a "bottom up" approach to building the Portfolio.  In other words, it seeks to identify  individual companies  with earnings  growth  potential  that may not be recognized  by the market at large.  Although  themes may emerge in the
Portfolio, securities are generally selected without regard to any defined industry sector or other similar selection procedure.

At least 65% of the AST Kemper  Small-Cap  Growth  Portfolio's  total assets  normally will be invested in the equity  securities of smaller companies,  i.e., those having a market capitalization of $2 billion or less at the time of investment,  many of which would be in the  early  stages  of their  life  cycle.  Equity  securities  include  common  stocks  and  securities  convertible  into or exchangeable  for common stocks,  including  warrants and rights.  The Portfolio  intends to invest primarily in stocks of companies whose earnings per share are expected by the Sub-advisor to grow faster than the market average ("growth stocks").

In managing the Portfolio,  the  Sub-advisor  emphasizes  stock  selection and fundamental  research.  The  Sub-advisor  considers a number of factors in  considering  whether to invest in a growth stock,  including  high return on equity and earnings  growth rate, low level of debt,  strong balance sheet,  good management and industry  leadership.  Other factors are patterns of increasing sales growth, the development of new or improved products or services,  favorable outlooks for growth in the industry,  the probability of increased  operating  efficiencies,  emphasis on research and development,  cyclical  conditions,  or other signs that a company may grow rapidly.  The Portfolio seeks  attractive  areas for investment  that arise from factors such as  technological  advances,  new marketing methods, and changes in the economy and population.

The AST Lord Abbett Small Cap Value Portfolio will seek its objective  through  investments  primarily in equity securities that are believed to be  undervalued in the  marketplace.  Typically,  in choosing  stocks,  the  Sub-advisor  looks for companies  using the following process:

o    Quantitative  research is performed to evaluate various criteria,  including the price of shares in relation to book value, sales, asset value, earnings, dividends and cash flow;
o        Fundamental  research is conducted to assess the dynamics of each company  within its industry and within the company.  The
     Sub-advisor  evaluates the company's  business  strategies by assessing  management's  ability to execute the  strategies,  and evaluating the adequacy of its financial resources.

Usually,  at least 65% of the  Portfolio's  total  assets will be  invested in common  stocks  issued by  smaller,  less  well-known companies  (with market  capitalizations  of less than $1 billion)  selected on the basis of fundamental  investment  analysis.  The
Portfolio may invest up to 35% of its assets in foreign securities.

The stocks in which the  Portfolio  generally  invests are those  which,  in the  Sub-advisor's  judgment,  are selling  below their intrinsic value and at prices that do not adequately  reflect their long-term  business  potential.  Selected  smaller stocks may be undervalued  because they are often  overlooked by many  investors,  or because the public is overly  pessimistic  about a company's prospects.  Accordingly,  their prices can rise either as a result of improved  business  fundamentals,  particularly  when earnings grow faster than general  expectations,  or as more investors  come to recognize the company's  underlying  potential.  The price of shares in relation to book value, sales, asset value,  earnings,  dividends and cash flow, both historical and prospective,  are key determinants  in the security  selection  process.  These criteria are not rigid,  and other stocks may be included in the Portfolio if they are expected to help it attain its objective.

The AST Gabelli Small-Cap Value Portfolio  (formerly,  the AST T. Rowe Price Small Company Value Portfolio) will invest at least 65%
of its total  assets in stocks and  equity-related  securities  of small  companies  ($1 billion or less in market  capitalization).
Reflecting a value approach to investing,  the Portfolio will seek the stocks of companies  whose current stock prices do not appear to adequately reflect their underlying value as measured by assets,  earnings,  cash flow or business franchises.  The Sub-advisor's research team seeks to identify  companies that appear to be undervalued by various  measures,  and may be temporarily out of favor, but have good prospects for capital appreciation.  In selecting investments, the Sub-advisor generally looks to the following:

         (1) Low price/earnings, price/book value or price/cash flow ratios relative to the company's peers.

         (2) Low stock price relative to a company's underlying asset values.

         (3) A sound balance sheet and other positive financial characteristics.

The Sub-advisor then determines  whether there is an emerging  catalyst that will focus investor  attention on the underlying assets of the company,  such as takeover efforts, a change in management,  or a plan to improve the business through restructuring or other means.  The Portfolio may sell securities for a variety of reasons,  such as to secure gains,  limit losses or re-deploy assets into more  promising  opportunities.  The Portfolio  will not sell a stock just because the company has grown to a market  capitalization of more than $1 billion, and it may on occasion purchase companies with a market cap of more than $1 billion.

The AST Janus  Mid-Cap  Growth  Portfolio  pursues its objective by investing  primarily in common stocks  selected for their growth potential,  and  normally  invests at least 65% of its equity  assets in  medium-sized  companies.  For  purposes of the  Portfolio, medium-sized  companies  are those  whose  market  capitalizations  (measured  at the time of  investment)  fall within the range of companies in the  Standard & Poor's  MidCap 400 Index (the "S&P 400").  The  Sub-advisor  generally  takes a "bottom up" approach to choosing  investments  for the Portfolio.  In other words,  the  Sub-advisor  seeks to identify  individual  companies with earnings growth  potential that may not be recognized by the market at large.  The Sub-advisor  makes this assessment by looking at companies one at a time,  regardless of size,  country of  organization,  place of principal  business  activity,  or other similar  selection criteria.

To pursue its  objective,  the AST Neuberger  Berman  Mid-Cap  Growth  Portfolio  primarily  invests in the common stocks of mid-cap companies.  Companies with equity market  capitalizations  from $300 million to $10 billion at the time of investment are considered mid-cap  companies for purposes of the  Portfolio.  Some of the  Portfolio's  assets may be invested in the  securities of large-cap companies  as well as in  small-cap  companies.  The  Portfolio  seeks to reduce  risk by  diversifying  among  many  companies  and industries.

The Portfolio is normally managed using a growth-oriented  investment  approach.  The Sub-advisor  looks for fast-growing  companies that are in new or rapidly  evolving  industries.  Factors in  identifying  these  companies  may  include  above-average  growth of earnings or earnings that exceed  analysts'  expectations.  The  Sub-advisor may also look for other  characteristics  in a company, such as financial  strength,  a strong position  relative to competitors and a stock price that is reasonable in light of its growth rate.

The Sub-advisor  follows a disciplined  selling strategy,  and may sell a stock when it reaches a target price,  fails to perform as expected, or appears substantially less desirable than another stock.

To pursue its  objective,  the AST  Neuberger  Berman  Mid-Cap  Value  Portfolio  primarily  invests in the common stocks of mid-cap companies.  Some of the  Portfolio's  assets may be  invested in the  securities  of  large-cap  companies  as well as in  small-cap companies.  The Portfolio seeks to reduce risk by diversifying among many companies and industries.

Under the Portfolio's  value-oriented  investment approach,  the Sub-advisor looks for well-managed companies whose stock prices are undervalued  and that may rise in price when other investors  realize their worth.  Factors that the Sub-advisor may use to identify these companies include strong fundamentals,  such as a low price-to-earnings  ratio, consistent cash flow, and a sound track record through all phases of the market cycle.  The  Sub-advisor  may also look for other  characteristics  in a company,  such as a strong position relative to competitors,  a high level of stock ownership among  management,  or a recent sharp decline in stock price that appears to be the result of a short-term market overreaction to negative news.

The Sub-advisor  generally  considers selling a stock when it reaches a target price, when it fails to perform as expected,  or when other opportunities appear more attractive.

The AST MFS Growth  Portfolio  invests,  under  normal  market  conditions,  at least 80% of its total  assets in common  stocks and related securities,  such as preferred stocks,  convertible  securities and depositary  receipts,  of companies that the Sub-advisor believes offer better than average  prospects for long-term  growth.  The Sub-advisor  uses a "bottom up," as opposed to "top down,"
investment style in managing the Portfolio.  This means that securities are selected based upon  fundamental  analysis of individual companies by the Sub-advisor.

In managing the Portfolio,  the  Sub-advisor  seeks to purchase  securities of companies  that it considers  well-run and poised for growth.  The Sub-advisor looks particularly for companies with the following qualities:

o        a strong franchise, strong cash flows and a recurring revenue stream
o        a strong  industry  position,  where there is potential for high profit margins or  substantial  barriers to new entry into the industry
o        a strong management with a clearly defined strategy
o        new products or services.

The Portfolio may invest up to 35% of its net assets in foreign securities.

The AST Alger Growth Portfolio invests primarily in equity securities,  such as common or preferred stocks,  that are listed on U.S.
exchanges or in the  over-the-counter  market.  The Portfolio  invests  primarily in growth stocks.  The  Sub-advisor  believes that these stocks are those of two types of companies:

o    High Unit  Volume  Growth  Companies.  These  are vital  creative  companies  that  offer  goods or  services  to a rapidly expanding  marketplace.  They include both established and emerging firms,  offering new or improved products,  or firms simply fulfilling an increased demand for an existing product line.

o    Positive  Life Cycle  Change  Companies.  These are  companies  experiencing  a major  change  that is  expected to produce advantageous  results.  These  changes  may be as  varied  as new  management,  products  or  technologies,  restructurings  or reorganizations, or mergers and acquisitions.

The Portfolio  focuses on growing  companies  that generally have broad product  lines,  markets,  financial  resources and depth of management.  The Portfolio  normally  invests at least 65% of its total assets in equity  securities of companies  that, at the time of purchase of the securities, have total market capitalizations of $1 billion or greater.

The AST Marsico  Capital  Growth  Portfolio  will pursue its  objective by investing  primarily in common  stocks.  The  Sub-advisor expects that the majority of the Portfolio's assets will be invested in the common stocks of larger, more established companies.

In selecting  investments  for the  Portfolio,  the  Sub-advisor  uses an approach that combines "top down"  economic  analysis with
"bottom up" stock  selection.  The "top-down"  approach takes into  consideration  such  macro-economic  factors as interest  rates, inflation,  the regulatory  environment,  and the global competitive  landscape.  In addition, the Sub-advisor examines such factors as the most attractive global investment  opportunities,  industry  consolidation,  and the  sustainability of economic trends. As a result of this "top down"  analysis,  the  Sub-advisor  identifies  sectors,  industries  and companies that should benefit from the trends the Sub-advisor has observed.

The  Sub-advisor  then looks for  individual  companies with earnings  growth  potential that may not be recognized by the market at large.  In determining  whether a particular  company is appropriate for investment by the Portfolio,  the Sub-advisor  focuses on a number of different  attributes,  including the company's  specific  market  expertise or dominance,  its franchise  durability  and pricing power,  solid  fundamentals  (e.g., a strong balance sheet,  improving  returns on equity,  and the ability to generate free cash flow), strong management, and reasonable valuations in the context of projected growth rates.

The AST JanCap Growth  Portfolio will pursue its objective by investing  primarily in common stocks.  Common stock  investments will be in companies that the Sub-advisor believes are experiencing  favorable demand for their products and services,  and which operate in a  favorable  competitive  and  regulatory  environment.  The  Sub-advisor  generally  takes a "bottom  up"  approach to choosing investments  for the  Portfolio.  In other words,  the  Sub-advisor  seeks to identify  individual  companies  with earnings  growth potential that may not be recognized by the market at large.

Principal Risks:
---------------

o    All of the capital growth  portfolios  are equity funds,  and the primary risk of each is that the value of the stocks they hold will decline.  Stocks can decline for many reasons,  including reasons related to the particular company,  the industry of which it is a part, or the securities markets generally.  These declines can be substantial.

o    The risk to which the capital  growth  portfolios  are subject  depends in part on the size of the  companies  in which the particular  portfolio  invests.  Securities of smaller  companies tend to be subject to more abrupt and erratic price movements than securities of larger  companies,  in part because they may have limited product lines,  markets,  or financial  resources.
     Market  capitalization,  which is the total market value of a company's  outstanding stock, is often used to classify companies based on size.  Therefore,  the AST Janus Small-Cap Growth Portfolio,  the AST Kemper Small-Cap Growth Portfolio,  the AST Lord
     Abbett Small Cap Value  Portfolio,  and the AST Gabelli  Small-Cap Value Portfolio can be expected to be subject to the highest degree of risk relative to the other capital growth funds.  The AST Janus Mid-Cap Growth  Portfolio,  the AST Neuberger  Berman
     Mid-Cap Growth  Portfolio and the AST Neuberger  Berman Mid-Cap Value  Portfolio can be expected to be subject to somewhat less risk, and the AST MFS Growth Portfolio,  the AST Alger Growth  Portfolio,  the AST Marsico Capital Growth Portfolio and the AST
     JanCap Growth Portfolio to somewhat less risk than the mid-cap funds.

o    The AST Janus  Small-Cap  Growth  Portfolio,  the AST Kemper  Small-Cap  Growth  Portfolio,  the AST Janus  Mid-Cap  Growth
     Portfolio,  the AST Neuberger Berman Mid-Cap Growth Portfolio,  the AST MFS Growth  Portfolio,  the AST Alger Growth Portfolio,
     the AST Marsico  Capital Growth  Portfolio and the AST JanCap Growth  Portfolio  generally take a growth approach to investing, while the AST Lord Abbett Small Cap Value  Portfolio,  the AST Gabelli  Small-Cap Value Portfolio and the AST Neuberger  Berman
     Mid-Cap Value  Portfolio  generally  take a value  approach.  Value stocks are believed to be selling at prices lower than what they are actually  worth,  while growth  stocks are those of companies  that are  expected to grow at  above-average  rates.  A portfolio  investing  primarily in growth stocks will tend to be subject to more risk than a value fund, although this will not always be the case.  Value stocks are subject to the risks that the market may not recognize  the stock's  actual value or that the market actually valued the stock appropriately.

o    The AST Janus Mid-Cap Growth Portfolio is a non-diversified fund in that it may hold larger positions in a smaller number of securities.  As a result, a single security's increase or decrease in value may have a greater impact on a Portfolio's share price and total return.

Growth and Income Portfolios:

Portfolio:                    Investment Goal:               Primary Investments:
---------                     ---------------                -------------------

Cohen & Steers Realty         Maximize total return          The Portfolio invests primarily in equity securities of real estate companies.

American Century Income &     Capital growth and,            The Portfolio invests primarily in stocks of large U.S.
Growth                        secondarily, current income    companies selected through quantitative investment techniques.

INVESCO Equity Income         Capital growth and current     The Portfolio invests primarily in dividend-paying common and
                              income                         preferred stocks, and to a lesser extent in fixed income
                                                             securities.

Principal Investment Strategies:
-------------------------------

The AST Cohen & Steers Realty Portfolio pursues its investment  objective of maximizing total return by seeking,  with approximately equal emphasis,  capital growth and current income. Under normal  circumstances,  the Portfolio will invest substantially all of its assets in the equity  securities  of real  estate  companies.  Such  equity  securities  will  consist of common  stocks,  rights or warrants to purchase  common stocks,  securities  convertible  into common stocks where the conversion  feature  represents,  in the
Sub-advisor's view, a significant element of the securities' value, and preferred stocks.

For purposes of the Portfolio's  investment  policies, a "real estate company" is one that derives at least 50% of its revenues from the  ownership,  construction,  financing,  management or sale of real estate or that has at least 50% of its assets in real estate.
The Portfolio may invest up to 10% of its total assets in securities  of foreign real estate  companies.  Real estate  companies may include real estate  investment  trusts  ("REITs").  REITs pool investors'  funds for investment  primarily in income producing real estate or real estate related loans or interests.

The AST American Century Income & Growth Portfolio's  investment strategy utilizes quantitative  management techniques in a two-step process that draws heavily on computer  technology.  In the first step, the  Sub-advisor  ranks stocks,  primarily the 1,500 largest publicly traded U.S. companies  (measured by market  capitalization),  from most attractive to least attractive.  These rankings are determined by using a computer  model that combines  measures of a stock's  value and measures of its growth  potential.  To measure value,  the  Sub-advisor  uses ratios of stock price to book value and stock price to cash flow,  among others.  To measure  growth, the Sub-advisor uses, among others, the rate of growth in a company's earnings and changes in its earnings estimates.

In the second step, the Sub-advisor uses a technique  called  portfolio  optimization.  In portfolio  optimization,  the Sub-advisor uses a computer to build a portfolio  of stocks from the ranking  described  earlier  that it thinks will  provide the best  balance between risk and expected  return.  The goal is to create an equity  portfolio  that provides  better returns than the S&P 500 Index without taking on significant  additional  risk. The Sub-advisor  attempts to create a dividend yield for the Portfolio that will be greater than that of the S&P 500.

The AST INVESCO  Equity Income  Portfolio  seeks to achieve its  objective by investing in  securities  that are expected to produce relatively high levels of income and consistent,  stable returns.  The Portfolio  normally will invest at least 65% of its assets in dividend-paying  common and preferred  stocks of domestic and foreign issuers.  Up to 30% of the Portfolio's  assets may be invested in equity securities that do not pay regular  dividends.  In addition,  the Portfolio  normally will have some portion of its assets invested in debt securities or convertible bonds.

Principal Risks:
---------------

o    Both equity  securities  (e.g.,  stocks) and fixed income  securities  (e.g.,  bonds) can decline in value, and the primary risk of each of the growth and income  portfolios is that the value of the  securities  they hold will  decline.  The degree of risk to which the  growth  and  income  portfolios  are  subject  is  likely to be  somewhat  less than a  portfolio  investing exclusively for capital growth.  Nonetheless, the share prices of the growth and income portfolios can decline substantially.

o    The AST Cohen & Steers Realty  Portfolio and the AST American  Century Income & Growth Portfolio invest primarily in equity securities.  The AST INVESCO Equity Income Portfolio invests primarily in equity  securities,  but will normally invest some of its assets in fixed income  securities.  The values of equity securities tend to fluctuate more widely than the values of fixed income  securities.  Therefore,  those growth and income  portfolios that invest primarily in equity  securities will likely be subject to somewhat higher risk than those portfolios that invest in both equity and fixed income securities.

o    The AST INVESCO  Equity Income  Portfolio may invest to some degree in  lower-quality  fixed income  securities,  which are subject to greater  risk that the issuer may fail to make  interest  and  principal  payments on the  securities  when due. The
     Portfolio  generally  invests in  intermediate-  to long-term  fixed income  securities.  Fixed income  securities  with longer maturities are generally  subject to greater risk than fixed income  securities with shorter  maturities,  in that their values will fluctuate more in response to changes in market interest rates.

o    The AST Cohen & Steers Realty  Portfolio is subject to an additional risk factor because it is less  diversified  than most equity funds and could  therefore  experience  sharp price declines when  conditions are unfavorable in the real estate sector.
     Real estate  securities  may be subject to risks  similar to those  associated  with direct  ownership  of real  estate.  These include risks related to economic  conditions,  heavy cash flow  dependency,  overbuilding,  extended  vacancies of properties, changes in neighborhood values, and zoning, environmental and housing regulations.

Fixed Income Portfolios:

Portfolio:                    Investment Goal:               Primary Investments:
---------                     ---------------                -------------------

PIMCO Total Return Bond       Maximize total return,         The Portfolio invests primarily in higher-quality fixed
                              consistent with                income securities of varying maturities, so that the
                              preservation of capital        Portfolio's expected average duration will be from three to six years.

PIMCO Limited Maturity Bond   Maximize total return,         The Portfolio invests primarily in higher-quality fixed
                              consistent with                income securities of varying maturities, so that the
                              preservation of capital        Portfolio's expected average duration will be from one to
                                                             three years.

Principal Investment Strategies:
-------------------------------

The AST PIMCO Total Return Bond Portfolio will invest at least 65% of its assets in the following types of fixed income securities:

         (1) securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities;
         (2) corporate debt securities, including convertible securities and commercial paper;
         (3) mortgage and other asset-backed securities;
         (4) structured notes, including hybrid or "indexed" securities, and loan participations;
         (5) delayed funding loans and revolving credit securities;
         (6) bank certificates of deposit, fixed time deposits and bankers' acceptances;
         (7) repurchase agreements and reverse repurchase agreements;
         (8) obligations of foreign governments or their subdivisions, agencies and instrumentalities; and
         (9) obligations of international agencies or supranational entities.

Portfolio  holdings will be  concentrated in areas of the bond market that the  Sub-advisor  believes to be relatively  undervalued.
In selecting fixed income securities,  the Sub-advisor uses economic forecasting,  interest rate anticipation,  credit and call risk analysis,  foreign  currency  exchange  rate  forecasting,  and  other  securities  selection  techniques.  The  proportion  of  the
Portfolio's assets committed to investment in securities with particular  characteristics  (such as maturity,  type and coupon rate)
will vary based on the Sub-advisor's  outlook for the U.S. and foreign  economies,  the financial  markets,  and other factors.  The management of duration is one of the fundamental tools used by the Sub-advisor.

The  Portfolio  will invest in  fixed-income  securities  of varying  maturities.  The average  portfolio  duration of the Portfolio generally will vary within a three- to six-year time frame based on the  Sub-advisor's  forecast for interest  rates.  The Portfolio can and routinely does invest in certain complex fixed income securities  (including  mortgage-backed  and asset-backed  securities)
and engage in a number of investment  practices  (including  futures,  swaps and dollar rolls) that many other fixed income funds do not utilize.  The  Portfolio may invest up to 10% of its assets in fixed income  securities  that are rated below  investment  grade
("junk bonds") (or, if unrated, determined by the Sub-advisor to be of comparable quality).

The AST PIMCO  Limited  Maturity  Bond  Portfolio  will  invest at least 65% of its assets in the  following  types of fixed  income securities:

         (1) securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities;
         (2) corporate debt securities, including convertible securities and commercial paper;
         (3) mortgage and other asset-backed securities;
         (4) structured notes, including hybrid or "indexed" securities, and loan participations;
         (5) delayed funding loans and revolving credit securities;
         (6) bank certificates of deposit, fixed time deposits and bankers' acceptances;
         (7) repurchase agreements and reverse repurchase agreements;
         (8) obligations of foreign governments or their subdivisions, agencies and instrumentalities; and
         (9) obligations of international agencies or supranational entities.

Portfolio  holdings will be  concentrated in areas of the bond market that the  Sub-advisor  believes to be relatively  undervalued.
In selecting fixed income securities,  the Sub-advisor uses economic forecasting,  interest rate anticipation,  credit and call risk analysis,  foreign  currency  exchange  rate  forecasting,  and  other  securities  selection  techniques.  The  proportion  of  the
Portfolio's assets committed to investment in securities with particular  characteristics  (such as maturity,  type and coupon rate)
will vary based on the Sub-advisor's  outlook for the U.S. and foreign  economies,  the financial  markets,  and other factors.  The management of duration is one of the fundamental tools used by the Sub-advisor.

The  Portfolio  will invest in  fixed-income  securities  of varying  maturities.  The average  portfolio  duration of the Portfolio generally will vary within a one- to three-year time frame based on the  Sub-advisor's  forecast for interest  rates.  The Portfolio can and routinely does invest in certain complex fixed income securities  (including  mortgage-backed  and asset-backed  securities)
and engage in a number of investment  practices  (including  futures,  swaps and dollar rolls) that many other fixed income funds do not utilize.  The  Portfolio may invest up to 10% of its assets in fixed income  securities  that are rated below  investment  grade
("junk bonds") (or, if unrated, determined by the Sub-advisor to be of comparable quality).

Principal Risks:
---------------

o    The risk of a fund or portfolio  investing  primarily in fixed income  securities is determined  largely by the quality and maturity  characteristics of its portfolio  securities.  Lower-quality fixed income securities are subject to greater risk that the company may fail to make interest and principal  payments on the securities  when due. Fixed income  securities with longer maturities (or durations) are generally subject to greater risk than securities with shorter  maturities,  in that their values will fluctuate more in response to changes in market interest rates.

o    The average  duration or maturity of the AST PIMCO Total Return Bond  Portfolio  generally  will be longer than that of the
     AST PIMCO  Limited  Maturity Bond  Portfolio,  and funds having  longer  average  maturities or durations can be expected to be subject to a greater  level of risk than  shorter-term  funds.  As funds that invest  primarily  in  high-quality  fixed income securities,  the level of risk to which the AST PIMCO Total Return Bond Portfolio and AST PIMCO Limited Maturity Bond Portfolio
     are subject  can be  expected  to be less than most  equity  funds.  Nonetheless,  the fixed  income  securities  held by these
     Portfolios can decline in value because of changes in their quality,  in market  interest  rates,  or for other reasons.  While the  complex  fixed  income  securities  invested in and  investment  practices  engaged in by the AST PIMCO Total  Return Bond
     Portfolio and AST PIMCO Limited  Maturity  Portfolio are designed to increase  their return or hedge their  investments,  these securities and practices may increase the risk to which the Portfolios are subject.

Past Performance

             The bar  charts  show the  performance  of each  Portfolio  for each  full  calendar  year  the  Portfolio  has been in operation.  The tables below each bar chart show each such  Portfolio's  best and worst quarters during the periods  included in the bar chart,  as well as average  annual total  returns for each  Portfolio  since  inception.  This  information  may help provide an indication  of each  Portfolio's  risks by  showing  changes  in  performance  from year to year and by  comparing  the  Portfolio's performance  with that of a broad-based  securities  index. The performance  figures do not reflect any charges  associated with the variable  insurance  contracts  through which  Portfolio  shares are  purchased;  and would be lower if they did. All figures assume reinvestment  of dividends.  Past  performance  does not necessarily  indicate how a Portfolio will perform in the future.  The 1999 performance  figures for some of the Portfolios  reflect the substantial  increases that occurred during 1999 in the markets for the types of  securities in which those  Portfolios  invest;  it is unlikely  that  similarly  large  increases  will continue in future years. No performance  information is included for those  Portfolios that commenced  operations  after January,  1999 (the AST Janus
Mid-Cap Growth Portfolio, the AST MFS Growth Portfolio and the AST Alger Growth Portfolio).

                      AST Janus Overseas Growth Portfolio

 -------------------------------
                                100.00%
                       82.68%
                                40.00%
        18.70%                  20.00%
                16.22%
                                0.00%
 _______________________________-20.00%
        1997     1998   1999

------------------------------------- -----------------------------------
Best Quarter                          Worst Quarter

------------------------------------- -----------------------------------
------------------------------------- -----------------------------------
Up 59.16%, 4th quarter 1999           Down 18.54%, 3rd quarter 1998
------------------------------------- -----------------------------------

---------------------- --------------------- ----------------------------
Average annual total   Portfolio             Index:
returns                                      Morgan Stanley Capital

For periods ending                           International (MSCI) EAFE
12/31/99                                     Index

---------------------- --------------------- ----------------------------
---------------------- --------------------- ----------------------------
1 year                               82.68%                       26.96%
---------------------- --------------------- ----------------------------
---------------------- --------------------- ----------------------------
Since inception                      36.08%                       16.11%
(1/2/97)
---------------------- --------------------- ----------------------------

              AST American Century International Growth Portfolio

-------------------------
                 65.20%    60.00%

                           40.00%
        18.68%             20.00%
 15.10%
                            0.00%
 _________________________-20.00%
 1997   1998     1999

------------------------------------- -----------------------------------
Best Quarter                          Worst Quarter

------------------------------------- -----------------------------------
------------------------------------- -----------------------------------
Up 49.04%, 4th quarter 1999           Down 17.66%, 3rd quarter 1998
------------------------------------- -----------------------------------

---------------------- --------------------- ----------------------------
Average annual total   Portfolio             Index:
returns                                      Morgan Stanley Capital
For periods ending                           International (MSCI) EAFE
12/31/99                                     Index

---------------------- --------------------- ----------------------------
---------------------- --------------------- ----------------------------
1 year                               65.20%                       26.96%
---------------------- --------------------- ----------------------------
---------------------- --------------------- ----------------------------
Since Inception                      31.21%                       16.11%
(1/2/97)
---------------------- --------------------- ----------------------------

                AST American Century International Growth Portfolio II*

                                        31.95%    30.00%
     11.09%  14.17%              14.03%           20.00%

                     1.36%                         0.00%
-3.80%____________________________________________-20.00%
1994     1995    1996    1997     1998   1999

-------------------------------------- --------------------------------------
Best Quarter                           Worst Quarter

-------------------------------------- --------------------------------------
-------------------------------------- --------------------------------------
Up 24.22%, 4th quarter 1999            Down 13.58%, 3rd quarter 1998
-------------------------------------- --------------------------------------

---------------------- -------------------- -----------------------------
Average annual total   Portfolio            Index:
returns                                     Morgan Stanley Capital

For periods ending                          International (MSCI) EAFE
12/31/99                                    Index

---------------------- -------------------- -----------------------------
---------------------- -------------------- -----------------------------
1 year                              31.95%                        26.96%
---------------------- -------------------- -----------------------------
---------------------- -------------------- -----------------------------
5 year                              14.10%                        12.82%
---------------------- -------------------- -----------------------------
---------------------- -------------------- -----------------------------
Since Inception                     10.91%                        11.90%
(1/4/94)
---------------------- -------------------- -----------------------------

               *Prior to May 1, 2000,  the AST  American  Century  International
               Growth   Portfolio  II  was  known  as  the  AST  T.  Rowe  Price
               International    Equity   Portfolio,    and   Row   Price-Fleming
               International, Inc. served as Sub-advisor to the Portfolio.

                     AST Janus Small-Cap Growth Portfolio*

 ----------------------------------------------
                                        141.96%
                                                100.00%
                                                60.00%

         32.65%                                 40.00%
                20.05%                          20.00%
 8.40%                  6.01%   3.49%
                                                0.00%
 ______________________________________________ -20.00%
1994     1995  1996    1997     1998    1999

------------------------------------- -----------------------------------
Best Quarter                          Worst Quarter

------------------------------------- -----------------------------------
------------------------------------- -----------------------------------
Up 79.79%, 4th quarter 1999           Down 23.95%, 3rd quarter 1998
------------------------------------- -----------------------------------

---------------------- --------------------- ----------------------------
Average annual total   Portfolio             Index:
returns                                      Standard & Poors 500 Index
For periods ending
12/31/98

---------------------- --------------------- ----------------------------
---------------------- --------------------- ----------------------------
1 year                              141.96%                       21.04%
---------------------- --------------------- ----------------------------
---------------------- --------------------- ----------------------------
5 year                               33.40%                       28.52%
---------------------- --------------------- ----------------------------
---------------------- --------------------- ----------------------------
Since Inception                      28.84%                       23.65%
(1/4/94)
---------------------- --------------------- ----------------------------

                  *Prior to January 1, 1999, the AST Janus  Small-Cap  Portfolio
                  was known as the Founders Capital Appreciation Portfolio,  and
                  Founders  Asset  Management  LLC served as  Sub-advisor to the
                  Portfolio.

                   AST Kemper Small-Cap Growth Portfolio

 -------------------------
                 55.90%    60.00%

                           40.00%
                           20.00%

                            0.00%
 ___________________________-20.00%
                 1999

------------------------------------- -----------------------------------
Best Quarter                          Worst Quarter

------------------------------------- -----------------------------------
------------------------------------- -----------------------------------
Up 47.63%, 4th quarter 1999           Down 8.39%, 2nd quarter 1999
------------------------------------- -----------------------------------

---------------------- --------------------- ----------------------------
Average annual total   Portfolio             Index:
returns                                      Standard & Poors 500 Index
For periods ending
12/31/99

---------------------- --------------------- ----------------------------
---------------------- --------------------- ----------------------------
1 year                               55.90%                       21.04%
---------------------- --------------------- ----------------------------
---------------------- --------------------- ----------------------------
Since Inception                      55.90%                       21.04%
(1/1/99)
---------------------- --------------------- ----------------------------

                   AST Lord Abbett Small Cap Value Portfolio

 -------------------------
                           60.00%

                           40.00%
                           20.00%
          8.81%
  -0.10                     0.00%
 ___________________________-20.00%
  1998  1999

------------------------------------- -----------------------------------
Best Quarter                          Worst Quarter
------------------------------------- -----------------------------------
------------------------------------- -----------------------------------
Up 22.89%, 2nd quarter 1999           Down 22.12%, 3rd quarter 1998
------------------------------------- -----------------------------------

---------------------- --------------------- ----------------------------
Average annual total   Portfolio             Index:
returns                                      Standard & Poors 500 Index
For periods ending
12/31/99

---------------------- --------------------- ----------------------------
---------------------- --------------------- ----------------------------
1 year                                8.81%                       21.04%
---------------------- --------------------- ----------------------------
---------------------- --------------------- ----------------------------
Since Inception                       4.25%                       24.53%
(1/2/98)
---------------------- --------------------- ----------------------------

                AST Gabelli Small-Cap Value Portfolio*

 -------------------------
                           60.00%

                           40.00%
 28.80%                    20.00%

        -10.53    0.58%     0.00%
 _________________________-20.00%
 1997   1998     1999

------------------------------------- -----------------------------------
Best Quarter                          Worst Quarter

------------------------------------- -----------------------------------
------------------------------------- -----------------------------------
Up 19.09%, 2nd quarter 1999           Down 19.88%, 3rd quarter 1998
------------------------------------- -----------------------------------

---------------------- --------------------- ----------------------------
Average annual total   Portfolio             Index:
returns                                      Standard & Poors 500 Index
For periods ending
12/31/99

---------------------- --------------------- ----------------------------
---------------------- --------------------- ----------------------------
1 year                                0.58%                       21.04%
---------------------- --------------------- ----------------------------
---------------------- --------------------- ----------------------------
Since Inception                       5.04%                       27.83%
(1/2/97)
---------------------- --------------------- ----------------------------

     *Prior to May 1, 1998, the AST Gabelli  Small-Cap Value Portfolio was known as the AST T. Rowe  Price  Small  Company  Value  Portfolio,  and T. Rowe  Price
Associates, Inc. served as Sub-advisor to the Portfolio.

                 AST Neuberger Berman Mid-Cap Growth Portfolio*

 -----------------------------------------
                                                60.00%
                                51.37%
                                                40.00%
24.42%                  20.65%                  20.00%
        16.34%  16.68%
                                                 0.00%
 ________________________________________      -20.00%
1995   1996    1997     1998    1999

------------------------------------- -----------------------------------
Best Quarter                          Worst Quarter

------------------------------------- -----------------------------------
------------------------------------- -----------------------------------
Up 49.25%, 4th quarter 1999           Down 20.62%, 3rd quarter 1998
------------------------------------- -----------------------------------

---------------------- --------------------- ----------------------------
Average annual total   Portfolio             Index:
returns                                      Standard & Poors 500 Index
For periods ending
12/31/99

---------------------- --------------------- ----------------------------
---------------------- --------------------- ----------------------------
1 year                               51.37%                       21.04%
---------------------- --------------------- ----------------------------
---------------------- --------------------- ----------------------------
5 year                               25.27%                       28.54%
---------------------- --------------------- ----------------------------
---------------------- --------------------- ----------------------------
Since Inception                      24.10%                       27.06%
(10/19/94)
---------------------- --------------------- ----------------------------

                  *Prior to May 1, 1998, the AST Neuberger Berman Mid-Cap Growth
                  Portfolio was known as the Berger  Capital  Growth  Portfolio, and  Berger  Associates,  Inc.  served as  Sub-advisor  to the
                  Portfolio.

                 AST Neuberger Berman Mid-Cap Value Portfolio*

 ----------------------------------------------
                                                60.00%

                                                40.00%
       26.13%         26.42%                    20.00%
              11.53%                   5.67%
-6.95%                         -2.33%            0.00%
 _____________________________________________ -20.00%
1994   1995   1996    1997     1998   1999

------------------------------------- -----------------------------------
Best Quarter                          Worst Quarter

------------------------------------- -----------------------------------
------------------------------------- -----------------------------------
Up 15.95%, 4th quarter 1998           Down 14.37%, 3rd quarter 1999
------------------------------------- -----------------------------------

---------------------- --------------------- ----------------------------
Average annual total   Portfolio             Index:
returns                                      Standard & Poors 500 Index
For periods ending
12/31/99

---------------------- --------------------- ----------------------------
---------------------- --------------------- ----------------------------
1 year                                5.67%                       21.04%
---------------------- --------------------- ----------------------------
---------------------- --------------------- ----------------------------
5 year                               12.91%                       28.52%
---------------------- --------------------- ----------------------------
---------------------- --------------------- ----------------------------
Since Inception                       9.60%                       22.22%
(5/3/93)
---------------------- --------------------- ----------------------------

                  *Prior to May 1, 1998, the AST Neuberger  Berman Mid-Cap Value
                  Portfolio was known as the Federated Utility Income Portfolio, and Federated  Investment  Counseling served as Sub-advisor to the Portfolio.

                      AST Marsico Capital Growth Portfolio

-------------------------
                 52.58%   60.00%
 41,59%
                           40.00%
                           20.00%

                            0.00%
 _________________________-20.00%
 1998            1999

---------------------------------------- -------------------------------------
Best Quarter                             Worst Quarter

---------------------------------------- -------------------------------------
---------------------------------------- -------------------------------------
Up 36.36%, 4th quarter 1999              Down 12.80%, 3rd quarter 1998
---------------------------------------- -------------------------------------

---------------------------- --------------------- -----------------------------
Average annual total         Portfolio             Index:
returns for periods ending                         Standard & Poors 500 Index
12/31/99

---------------------------- --------------------- -----------------------------
---------------------------- --------------------- -----------------------------
1 year                                     52.58%                        21.04%
---------------------------- --------------------- -----------------------------
---------------------------- --------------------- -----------------------------
Since Inception                            46.44%                        25.52%
(12/22/97)
---------------------------- --------------------- -----------------------------

                          AST JanCap Growth Portfolio

----------------------------------------------------------------
                                          68.26%                60.00%
                                                  55.01%
                                                                40.00%
11.87%          37.98%            28.66%                        20.00%
                         28.36%
        -4.51%                                                   0.00%
 ______________________________________________________________-20.00%
1993    1994    1995     1996    1997     1998    1999

------------------------------------- -----------------------------------
Best Quarter                          Worst Quarter

------------------------------------- -----------------------------------
------------------------------------- -----------------------------------
Up 33.97%, 4th quarter 1999           Down 5.95%, 2nd quarter 1994
------------------------------------- -----------------------------------

---------------------- --------------------- ----------------------------
Average annual total   Portfolio             Index:
returns                                      Standard & Poors 500 Index
For periods ending
12/31/99

---------------------- --------------------- ----------------------------
---------------------- --------------------- ----------------------------
1 year                               55.01%                       21.04%
---------------------- --------------------- ----------------------------
---------------------- --------------------- ----------------------------
5 year                               42.82%                       28.52%
---------------------- --------------------- ----------------------------
---------------------- --------------------- ----------------------------
Since Inception                      30.41%                       21.80%
(11/5/92)
---------------------- --------------------- ----------------------------

                       AST COHEN & STEERS REALTY PORTFOLIO

 -------------------------
                           60.00%

                           40.00%
                           20.00%

            2.26%           0.00%
  -16.00%
 _________________________-20.00%
   1998     1999

------------------------------------- -----------------------------------
Best Quarter                          Worst Quarter
------------------------------------- -----------------------------------
------------------------------------- -----------------------------------
Up 10.53%, 2nd quarter 1999           Down 10.76%, 3rd quarter 1998
------------------------------------- -----------------------------------

---------------------- --------------------- ----------------------------
Average annual total   Portfolio             Index:
returns                                      NAREIT Equity REIT Index
For periods ending
12/31/99

---------------------- --------------------- ----------------------------
---------------------- --------------------- ----------------------------
1 year                                2.26%                       -4.62%
---------------------- --------------------- ----------------------------
---------------------- --------------------- ----------------------------
Since Inception                      -7.31%                      -11.32%
(1/2/98)
---------------------- --------------------- ----------------------------

                AST American Century Income & Growth Portfolio*

---------------------------
                           60.00%

                           40.00%
 22.30%            22.98%  20.00%
           12.27%
                            0.00%
 _________________________-20.00%
 1997     1998     1999

------------------------------------- -----------------------------------
Best Quarter                          Worst Quarter

------------------------------------- -----------------------------------
------------------------------------- -----------------------------------
Up 16.72%, 4th quarter 1998           Down 11.30%, 3rd quarter 1998
------------------------------------- -----------------------------------

---------------------- --------------------- ----------------------------
Average annual total   Portfolio             Index:
returns                                      Standard & Poors 500 Index
For periods ending
12/31/99

---------------------- --------------------- ----------------------------
---------------------- --------------------- ----------------------------
1 year                               22.98%                       21.04%
---------------------- --------------------- ----------------------------
---------------------- --------------------- ----------------------------
Since Inception                      19.08%                       27.83%
(1/2/97)
---------------------- --------------------- ----------------------------

                  *Prior  to May 4,  1999,  the AST  American  Century  Income &
                  Growth  Portfolio was known as the AST Putnam Value Growth and
                  Income  Portfolio,  and  Putnam  Investment  Management,  Inc.
                  served as Sub-advisor to the Portfolio.

                      AST INVESCO Equity Income Portfolio

-------------------------------------------------
                                                         60.00%

                                                         40.00%
           30.07%           23.33%                       20.00%
                    17.09%           13.34% 11.74%
  -2.50%                                                  0.00%
 _______________________________________________________-20.00%
   1994    1995     1996    1997     1998   1999

------------------------------------- -----------------------------------
Best Quarter                          Worst Quarter

------------------------------------- -----------------------------------
------------------------------------- -----------------------------------
Up 12.32%, 4th quarter 1998           Down 8.68%, 3rd quarter 1998
------------------------------------- -----------------------------------

---------------------- --------------------- ----------------------------
Average annual total   Portfolio             Index:
returns                                      Standard & Poors 500 Index
For periods ending
12/31/99

---------------------- --------------------- ----------------------------
---------------------- --------------------- ----------------------------
1 year                               11.74%                       21.04%
---------------------- --------------------- ----------------------------
---------------------- --------------------- ----------------------------
5 year                               18.92%                       28.52%
---------------------- --------------------- ----------------------------
---------------------- --------------------- ----------------------------
Since Inception                      15.07%                       23.65%
(1/4/94)
---------------------- --------------------- ----------------------------

                     AST PIMCO Total Return Bond Portfolio

----------------------------------------------------------------
                                                                 60.00%

                                                                 40.00%
                18.78%             9.87%   9.46%                 20.00%
                         3.42%
        -2.40%                                    -1.09%          0.00%
 _______________________________________________________________-20.00%
        1994    1995     1996    1997     1998    1999

------------------------------------- -----------------------------------
Best Quarter                          Worst Quarter

------------------------------------- -----------------------------------
------------------------------------- -----------------------------------
Up 5.07%, 3rd quarter 1998            Down 2.54%, 1st quarter 1996
------------------------------------- -----------------------------------

---------------------- --------------------- ----------------------------
Average annual total   Portfolio             Index:
returns                                      LB
For periods ending                           Aggregate Index

12/31/99

---------------------- --------------------- ----------------------------
---------------------- --------------------- ----------------------------
1 year                               -1.09%                       -0.83%
---------------------- --------------------- ----------------------------
---------------------- --------------------- ----------------------------
5 year                                7.88%                        7.73%
---------------------- --------------------- ----------------------------
---------------------- --------------------- ----------------------------
Since Inception                       6.08%                        5.89%
(1/4/94)
---------------------- --------------------- ----------------------------

                   AST PIMCO Limited Maturity Bond Portfolio

----------------------------------------
                                         60.00%

                                         40.00%
                                         20.00%
        7.46%     5.72%
3.90%                    3.37%            0.00%
________________________________________-20.00%
1996    1997     1998    1999

------------------------------------- -----------------------------------
Best Quarter                          Worst Quarter

------------------------------------- -----------------------------------
------------------------------------- -----------------------------------
Up 2.95%, 4th quarter 1998            Down 0.52%, 1st quarter 1996
------------------------------------- -----------------------------------

---------------------- --------------------- ----------------------------
Average annual total   Portfolio             Index:
returns                                      Merrill Lynch 1-3 Year
For periods ending                           Index
12/31/99

---------------------- --------------------- ----------------------------
---------------------- --------------------- ----------------------------
1 year                                3.37%                        3.06%
---------------------- --------------------- ----------------------------
---------------------- --------------------- ----------------------------
Since Inception                       5.38%                        5.99%
(5/2/95)
---------------------- --------------------- ----------------------------

                                            This page has been intentionally left blank.

FEES AND EXPENSES OF THE  PORTFOLIOS:  The table below  describes  the fees and expenses that you may pay if you buy and hold shares of the Portfolios.  Unless otherwise indicated, the expenses shown below are for the year ending December 31, 1999.

SHAREHOLDER TRANSACTION EXPENSES (fees paid directly from your investment):

Maximum Sales Charge (Load) Imposed on Purchases                                                 NONE*
Maximum Deferred Sales Charge (Load)                                                                      NONE*
Maximum Sales Charge (Load) Imposed on Reinvested Dividends                                      NONE*
Redemption Fees                                                                                           NONE*
Exchange Fee                                                                                              NONE*

* Because shares of the Portfolios may be purchased  through  variable  insurance  products,  the prospectus of the relevant product should be carefully  reviewed for  information on the charges and expenses of those  products.  This table does not reflect any such charges.

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Portfolio assets, in %):

                                     Management    Estimated    Other         Total Annual     Fee Waivers    Net Annual
                                     Fees          Distribution Expenses      Portfolio       and Expense     Fund
                                                  and                         Operating       Reimbursement(5)Operating
Portfolio:                                        Service                     Expenses                        Expenses
                                                  (12b-1)
                                                  Fees(4)
------------------------------------ ------------ ------------- ------------- --------------- --------------- ---------------
AST Janus Overseas Growth                1.00         0.02           0.23          1.25            N/A             1.25
AST American Century International       1.00         0.00           0.50          1.50            N/A             1.50
Growth
AST American Century  International      1.00         0.02           0.26          1.28            N/A             1.28
Growth II
AST Janus Small-Cap Growth               0.90         0.01           0.18          1.09            N/A             1.09
AST Kemper Small-Cap Growth              0.95         0.03           0.19          1.17            N/A             1.17
AST Lord Abbett Small Cap Value          0.95         0.00           0.29          1.24            N/A             1.24
AST Gabelli Small-Cap Value              0.90         0.00           0.21          1.11            N/A             1.11
AST Janus Mid-Cap Growth(1)              1.00         0.04           0.22          1.26            N/A             1.26
AST Neuberger Berman Mid-Cap Growth      0.90         0.04           0.23          1.17            N/A             1.17
AST Neuberger Berman Mid-Cap Value       0.90         0.12           0.23          1.25            N/A             1.25
AST MFS Growth(2)                        0.90         0.00           0.12          1.02            N/A             1.02
AST Alger Growth(3)                      0.75         0.00           0.23          0.98            0.19            0.79
AST Marsico Capital Growth               0.90         0.04           0.18          1.12            N/A             1.12
AST JanCap Growth                        0.90         0.01           0.14          1.05            0.04            1.01
AST Cohen & Steers Realty                1.00         0.02           0.27          1.29            N/A             1.29
AST American Century Income &            0.75         0.00           0.23          0.98            N/A             0.98
Growth
AST INVESCO Equity Income                0.75         0.04           0.18          0.97            N/A             0.97
AST PIMCO Total Return Bond              0.65         0.00           0.17          0.82            N/A             0.82
AST PIMCO Limited Maturity Bond          0.65         0.00           0.21          0.86            N/A             0.86

(1)  This Portfolio commenced operations in May 2000.  "Other Expenses" and "Estimated Distribution and Service Fees" shown are based on estimated amounts for the fiscal year ending December 31, 2000.
(2)  This Portfolio commenced operations in October 1999.  "Other Expenses" and "Estimated Distribution and Service Fees" shown are based on actual amounts for the period from commencement of operations until June 30, 2000.
(3)  This Portfolio commenced operations in October 2000.  "Other Expenses" and "Estimated Distribution and Service Fees" shown are based on estimated amounts for the fiscal year ending December 31, 2000.
(4) As  discussed  below  under  "Management  of the  Trust - Fees and  Expenses,  the  Trustees  adopted a  Distribution  Plan (the
"Distribution  Plan") under Rule 12b-1 to permit an affiliate of the Trust's Investment Manager to receive brokerage  commissions in connection  with  purchases and sales of securities  held by the  Portfolios,  and to use these  commissions  to promote the sale of shares of the  Portfolio.  While the  brokerage  commission  rates and amounts  paid by the various  Portfolios  are not expected to increase as a result of the  Distribution  Plan,  the staff of the Securities  and Exchange  Commission  recently takes the position that  commission  amounts  received  under the  Distribution  Plan should be reflected as  distribution  expenses of the Funds.  The
Distribution  Fee estimates are derived and annualized from data regarding  commission  amounts  directed to the affiliate under the
Distribution  Plan from such Plan's  commencement  of operations  for each  Portfolio (in late July through early August 1999) until
December 31, 1999.  Actual  commission  amounts directed under the  Distribution  Plan will vary and the amounts directed during the first full fiscal year of the Plan's operations may differ substantially from the annualized amounts listed in the above chart.
(5) The  Investment  Manager has agreed to reimburse  and/or waive fees for certain  Portfolios  until at least April 30, 2001.  The caption "Total Annual Fund Operating  Expenses"  reflects the Portfolios' fees and expenses before such waivers and  reimbursements, while the caption "Net Annual Fund Operating Expenses" reflects the effect of such waivers and reimbursements.

EXPENSE EXAMPLES:

         This example is intended to help you compare the cost of investing in the Portfolios with the cost of investing in other mutual funds.

         The Example assumes that you invest $10,000 in a Portfolio for the time periods indicated.  The Example also assumes that your investment has a 5% return each year, that the Portfolios' total operating expenses remain the same, and that any expense waivers and reimbursements remain in effect only for the periods during which they are binding.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                                                After:
Portfolio:                                           1 yr.             3 yrs.           5 yrs.            10 yrs.
---------                                            ------------------------------------------------------------

AST Janus Overseas Growth                            127               397              686               1,511
AST American Century International Growth            153               474              818               1,791
AST American Century International Growth II         130               406              702               1,545
AST Janus Small-Cap Growth                           111               347              601               1,329
AST Kemper Small-Cap Growth                          119               372              644               1,420
AST Lord Abbett Small Cap Value                      126               393              681               1,500
AST Gabelli Small-Cap Value                          113               353              612               1,352
AST Janus Mid-Cap Growth                             128               400              N/A               N/A
AST Neuberger Berman Mid-Cap Growth                  119               372              644               1,420
AST Neuberger Berman Mid-Cap Value                   127               397              686               1,511
AST MFS Growth                                       104               325              563               1,248
AST Alger Growth                                     81                252              N/A               N/A
AST Marsico Capital Growth                           114               356              617               1,363
AST JanCap Growth                                    103               330              575               1,279
AST Cohen & Steers Realty                            131               409              708               1,556
AST American Century Income & Growth                 100               312              542               1,201
AST INVESCO Equity Income                            99                309              536               1,190
AST PIMCO Total Return Bond                          84                262              455               1,014
AST PIMCO Limited Maturity Bond                      88                274              477               1,061

INVESTMENT OBJECTIVES AND POLICIES:

         The  investment  objective,  policies and  limitations  for each of the  Portfolios  are  described  below.  While  certain policies  apply to all  Portfolios,  generally  each  Portfolio has a different  investment  objective and  investment  focus.  As a result,  the risks,  opportunities  and returns of investing in each Portfolio will differ.  The investment  objectives and policies of the Portfolios generally are not fundamental policies and may be changed by the Trustees without shareholder approval.

         There can be no assurance  that the  investment  objective of any  Portfolio  will be achieved.  Risks  relating to certain types of securities  and  instruments  in which the  Portfolios  may invest are  described in this  Prospectus  under  "Certain Risk
Factors and Investment Methods."

         If approved by the  Trustees,  the Trust may add more  Portfolios  and may cease to offer any  existing  Portfolios  in the future.

ASt JANUS OVERSEAS GROWTH Portfolio:

Investment Objective:  The investment objective of the Portfolio is to seek long-term growth of capital.

Principal Investment Policies and Risks:

         The Portfolio pursues its objective  primarily  through  investments in common stocks of issuers located outside the United
States.  The Portfolio has the flexibility to invest on a worldwide  basis in companies and  organizations  of any size,  regardless of country of organization or place of principal business activity.

         The  Portfolio  normally  invests at least 65% of its total assets in  securities  of issuers from at least five  different countries,  excluding  the United  States.  Although  the  Portfolio  intends to invest  substantially  all of its assets in issuers located  outside the United  States,  it may at times  invest in U.S.  issuers and it may at times invest all of its assets in fewer than five countries or even a single country.

         The Portfolio invests primarily in stocks selected for their growth  potential.  The Sub-advisor  generally takes a "bottom up" approach to choosing  investments for the Portfolio.  In other words,  the Sub-advisor  seeks to identify  individual  companies with earnings  growth  potential that may not be recognized by the market at large,  regardless of where the companies are organized or where they primarily conduct  business.  Although themes may emerge in the Portfolio,  securities are generally  selected without regard to any defined  allocation among countries,  geographic  regions or industry sectors,  or other similar selection  procedure.
Current income is not a significant factor in choosing  investments,  and any income realized by the Portfolio will be incidental to its objective.

         As with any common  stock fund,  the  fundamental  risk  associated  with the  Portfolio  is the risk that the value of the stocks it holds might  decrease.  Stock values may fluctuate in response to the  activities of an individual  company or in response to general  market and/or  economic  conditions.  As a fund that invests  primarily in the securities of foreign  issuers,  the risk associated with the Portfolio may be greater than a fund investing  primarily in domestic  securities.  For a further  discussion of the risks involved in investing in foreign  securities,  see this  Prospectus  under "Certain Risk Factors and Investment  Methods."
In addition,  the  Portfolio  may invest to some degree in smaller or newer  issuers,  which are more likely to realize  substantial growth as well as suffer significant losses than larger or more established issuers.

         The Portfolio  generally intends to purchase  securities for long-term  investment  rather than short-term gains.  However, short-term  transactions  may  occur as the  result  of  liquidity  needs,  securities  having  reached  a  desired  price or yield, anticipated  changes in interest  rates or the credit  standing of an issuer,  or by reason of  economic or other  developments  not foreseen at the time the  investment  was made.  To a limited  extent,  the Portfolio may purchase  securities  in  anticipation  of relatively  short-term  price gains. The Portfolio may also sell one security and  simultaneously  purchase the same or a comparable security to take advantage of short-term differentials in bond yields or securities prices.

         Special  Situations.  The  Portfolio  may invest in "special  situations"  from time to time.  A special  situation  arises when, in the opinion of the  Sub-advisor,  the  securities of a particular  issuer will be recognized and increase in value due to a specific  development  with  respect to that  issuer.  Developments  creating a special  situation  might  include a new  product or process, a technological  breakthrough,  a management change or other extraordinary corporate event, or differences in market supply of and  demand for the  security.  Investment  in  special  situations  may carry an  additional  risk of loss in the event that the anticipated development does not occur or does not attract the expected attention.

Other Investments:

         The Portfolio may invest to a lesser degree in types of securities other than common stocks,  including  preferred  stocks, warrants,  convertible  securities  and debt  securities.  The  Portfolio  is subject to the  following  percentage  limitations  on investing in certain types of debt securities:

         -- 35% of its assets in bonds rated below investment grade ("junk" bonds).
         -- 25% of its assets in mortgage- and asset-backed securities.
         -- 10% of its assets in zero  coupon,  pay-in-kind  and step coupon  securities  (securities  that do not, or may not under certain circumstances, make regular interest payments).

The Portfolio  may make short sales  "against the box." In addition,  the Portfolio may invest in the following  types of securities and engage in the following investment techniques:

         Futures,  Options  and Other  Derivative  Instruments.  The  Portfolio  may enter into  futures  contracts  on  securities, financial  indices and foreign  currencies and options on such contracts and may invest in options on securities,  financial indices
and  foreign  currencies,   forward  contracts  and  interest  rate  swaps  and  swap-related  products  (collectively   "derivative
instruments").  The Portfolio  intends to use most  derivative  instruments  primarily to hedge the value of its  portfolio  against potential adverse  movements in securities  prices,  foreign currency markets or interest rates. To a limited extent,  the Portfolio may also use  derivative  instruments  for  non-hedging  purposes such as seeking to increase  income.  The Portfolio may also use a variety of currency  hedging  techniques,  including  forward  currency  contracts,  to manage  exchange  rate risk with  respect to investments exposed to foreign currency fluctuations.

         Index/structured  Securities.  The Portfolio may invest in  indexed/structured  securities,  which  typically are short- to intermediate-term  debt  securities  whose value at  maturity  or interest  rate is linked to  currencies,  interest  rates,  equity securities,  indices,  commodity  prices or other  financial  indicators.  Such  securities  may offer growth  potential  because of anticipated changes in interest rates, credit standing, currency relationships or other factors

         For more  information  on the types of  securities  and  instruments  other than common  stocks in which the  Portfolio may invest and their risks, see this Prospectus under "Certain Risk Factors and Investment Methods."

         Temporary  Investments.  When the Sub-advisor  believes that market  conditions are not favorable for profitable  investing or when the  Sub-advisor is otherwise  unable to locate  favorable  investment  opportunities,  the  Portfolio's  investments may be hedged to a greater  degree and/or its cash or similar  investments  may  increase.  In other words,  the Portfolio  does not always stay fully invested in stocks and bonds.  The Portfolio's  cash and similar  investments may include  high-grade  commercial  paper, certificates  of deposit,  repurchase  agreements  and money market funds  managed by the  Sub-advisor.  While the Portfolio is in a defensive position, the opportunity to achieve its investment objective of long-term growth of capital will be limited.

AST AMERICAN CENTURY INTERNATIONAL GROWTH PORTFOLIO:

Investment Objective:  The investment objective of the Portfolio is to seek capital growth.

Principal Investment Policies and Risks:

         The Portfolio will seek to achieve its investment  objective by investing  primarily in equity  securities of international companies that the  Sub-advisor  believes will increase in value over time. The  Sub-advisor  uses a growth  investment  strategy it developed that looks for companies with earnings and revenue growth.  Ideally,  the  Sub-advisor  looks for companies whose earnings and revenues are not only growing,  but are growing at an accelerating pace.  Accelerating  growth is shown, for example,  by growth that is faster this quarter than last or faster this year than the year before.  For purposes of the  Portfolio,  equity  securities include common stocks, preferred stocks and convertible securities.

         The  Sub-advisor  tracks  financial  information  for  thousands of companies to research and select the stocks it believes will be able to sustain  accelerating  growth.  This  strategy  is based on the  premise  that,  over the long  term,  the stocks of companies with accelerating earnings and revenues have a greater-than-average chance to increase in value.

         The Sub-advisor  recognizes that, in addition to locating strong companies with  accelerating  earnings,  the allocation of assets among different  countries and regions also is an important factor in managing an international  portfolio.  For this reason, the  Sub-advisor  will  consider a number of other  factors in making  investment  selections,  including the prospects for relative economic  growth among  countries or regions,  economic and  political  conditions,  expected  inflation  rates,  currency  exchange fluctuations  and tax  considerations.  Under  normal  conditions,  the  Portfolio  will invest at least 65% of its assets in equity securities of issuers from at least three  countries  outside of the United  States.  In order to maintain  investment  flexibility, the Portfolio has not otherwise established geographic requirements for asset distribution.

         While the Portfolio's focus will be on issuers in developed  markets,  the Sub-advisor  expects to invest to some degree in issuers in developing  countries.  The Portfolio may make foreign investments either directly in foreign  securities,  or indirectly by purchasing  depositary  receipts.  Securities  purchased in foreign markets may either be traded on foreign securities  exchanges or in the over-the-counter markets.

         As with all stocks,  the value of the stocks held by the  Portfolio can decrease as well as increase.  As a fund  investing primarily in equity  securities of foreign  issuers,  the  Portfolio  may be subject to a level of risk and share price  fluctuation higher than most funds that invest  primarily in domestic  equities.  Foreign  companies  may be subject to greater  economic  risks than  domestic  companies,  and  foreign  securities  are subject to certain  risks  relating to  political,  regulatory  and market structures  and events that domestic  securities  are not subject to. To the extent the  Portfolio  invests in securities of issuers in developing counties, the Portfolio may be subject to even greater levels of risk and share price fluctuation.

Other Investments:

         Securities of U.S.  issuers may be included in the  Portfolio  from time to time.  The Portfolio  also may invest in bonds, notes and debt  securities of companies and obligations of domestic or foreign  governments  and their agencies.  The Portfolio will limit its purchases of debt  securities to investment  grade  obligations.  The Portfolio may enter into  non-leveraged  stock index futures contracts and may make short sales "against the box."

         Derivative  Securities.  The Portfolio may invest in derivative  securities.  Certain of these derivative securities may be described as  "index/structured"  securities,  which are securities whose value or performance is linked to other equity  securities
(as in the case of depositary receipts),  currencies,  interest rates,  securities indices or other financial indicators ("reference indices").  The Portfolio may not invest in a derivative  security  unless the reference index or the instrument to which it relates is an eligible  investment for the Portfolio.  For example,  a security whose  underlying  value is linked to the price of oil would not be a  permissible  investment  because the  Portfolio  may not invest in oil and gas leases or futures.  The  Portfolio may make short sales "against the box."

         Forward  Currency  Exchange  Contracts.  As a fund investing  primarily in foreign  securities,  the value of the Portfolio will be affected by changes in the exchange  rates between  foreign  currencies  and the U.S.  dollar.  To protect  against  adverse movements  in exchange  rates,  the  Portfolio  may,  for hedging  purposes  only,  enter into  forward  foreign  currency  exchange contracts.  The  Portfolio  may enter into a forward  contract to  "lock-in" an exchange  rate for a specific  purchase or sale of a security.  Less  frequently,  the  Portfolio  may enter into a forward  contract  to seek to protect its  holdings  in a  particular currency from a decline in that currency.  Predicting the relative  future values of currencies is very  difficult,  and there is no assurance  that any  attempt  to reduce  the risk of  adverse  currency  movements  through  the use of  forward  contracts  will be successful.

         Indirect  Foreign  Investments.  The Portfolio may invest up to 10% of its assets in certain foreign  countries  indirectly through  investment  funds and  registered  investment  companies  that  invest in those  countries.  If the  Portfolio  invests  in investment  companies,  it will bear its  proportionate  share of the costs  incurred by such  companies,  including any  investment advisory fees.

         Additional  information  about the  securities  that the  Portfolio  may invest in and their risks is included  below under
"Certain Risk Factors and Investment Methods."

         Temporary  Investments.  Under exceptional  market or economic  conditions,  the Portfolio may temporarily  invest all or a substantial  portion  of its  assets in cash or  investment-grade  short-term  securities.  While the  Portfolio  is in a  defensive position, the ability to achieve its investment objective of capital growth may be limited.

AST AMERICAN CENTURY INTERNATIONAL GROWTH PORTFOLIO II:

The investment objective,  policies and risks of the Portfolio (formerly,  the AST T. Rowe Price International Equity Portfolio) are
substantially identical to those of the AST American Century International Growth Portfolio as described immediately above.

AST JANUS SMALL-CAP GROWTH PORTFOLIO:

Investment Objective:  The investment objective of the Portfolio is capital growth.

Principal Investment Policies and Risks:

         The  Portfolio  pursues  its  objective  by normally  investing  at least 65% of its total  assets in the common  stocks of small-sized  companies.  For purposes of the Portfolio,  small-sized  companies are those that have market  capitalizations  of less than $1.5 billion or annual gross revenues of less than $500 million.  To a lesser  extent,  the Portfolio may also invest in stocks of larger companies with potential for capital growth.

         The  Sub-advisor  generally  takes a "bottom up" approach to building the Portfolio.  In other words,  it seeks to identify individual  companies with earnings growth  potential that may not be recognized by the market at large.  Although themes may emerge in the  Portfolio,  securities  are generally  selected  without regard to any defined  industry  sector or other similar  selection procedure.  Current income is not a significant factor in choosing investments.

         Because the Portfolio  invests  primarily in common stocks,  the fundamental risk of investing in the Portfolio is that the value of the stocks it holds might  decrease.  Stock values may fluctuate in response to the activities of an individual  company or in response to general  market or economic  conditions.  As a Portfolio  that  invests  primarily in smaller or newer  issuers,  the
Portfolio  may be subject to greater  risk of loss and share price  fluctuation  than funds  investing  primarily  in larger or more established  issuers.  Smaller companies are more likely to realize  substantial  growth as well as suffer  significant  losses than larger  issuers.  Smaller  companies  may lack depth of  management,  they may be unable to generate  funds  necessary for growth or potential  development  internally  or to  generate  such funds  through  external  financing  on  favorable  terms,  or they may be developing  or  marketing  products or services  for which there are not yet, and may never be,  established  markets.  In addition, such companies may be subject to intense  competition  from larger  competitors,  and may have more limited trading markets than the markets for securities of larger issuers.

         While the  Sub-advisor  tries to reduce the risk of the  Portfolio by  diversifying  its assets among  issuers (so that the effect of any single holding is reduced),  and by not  concentrating  its assets in any particular  industry,  there is no assurance that these effort will be successful in reducing the risks to which the Portfolio is subject.

         The Portfolio  generally intends to purchase  securities for long-term  investment  rather than short-term gains.  However, short-term  transactions  may  occur as the  result  of  liquidity  needs,  securities  having  reached  a  desired  price or yield, anticipated  changes in interest  rates or the credit  standing of an issuer,  or by reason of  economic or other  developments  not foreseen at the time the  investment  was made.  To a limited  extent,  the Portfolio may purchase  securities  in  anticipation  of relatively  short-term  price gains. The Portfolio may also sell one security and  simultaneously  purchase the same or a comparable security to take advantage of short-term differentials in bond yields or securities prices.

         Special  Situations.  The  Portfolio  may invest in "special  situations"  from time to time.  A special  situation  arises when, in the opinion of the  Sub-advisor,  the  securities of a particular  issuer will be recognized and increase in value due to a specific  development  with  respect to that  issuer.  Developments  creating a special  situation  might  include a new  product or process, a technological  breakthrough,  a management change or other extraordinary corporate event, or differences in market supply of and  demand for the  security.  Investment  in  special  situations  may carry an  additional  risk of loss in the event that the anticipated development does not occur or does not attract the expected attention.

Other Investments:

         The Portfolio may invest to a lesser degree in types of securities other than common stocks,  including  preferred  stocks, warrants,  convertible  securities  and debt  securities.  The  Portfolio  is subject to the  following  percentage  limitations  on investing in certain types of debt securities:

         -- 35% of its assets in bonds rated below investment grade by the primary rating agencies ("junk" bonds).
         -- 25% of its assets in mortgage- and asset-backed securities.
         -- 10% of its assets in zero  coupon,  pay-in-kind  and step coupon  securities  (securities  that do not, or may not under certain circumstances, make regular interest payments).

The Portfolio  may make short sales  "against the box." In addition,  the Portfolio may invest in the following  types of securities and engage in the following investment techniques:

         Index/structured  Securities.  The Portfolio may invest in  indexed/structured  securities,  which  typically are short- to intermediate-term  debt  securities  whose value at  maturity  or interest  rate is linked to  currencies,  interest  rates,  equity securities,  indices,  commodity  prices or other  financial  indicators.  Such  securities  may offer growth  potential  because of anticipated changes in interest rates, credit standing, currency relationships or other factors.

         Foreign  Securities.  The  Portfolio  may invest  without limit in foreign  equity and debt  securities.  The Portfolio may invest  directly in foreign  securities  denominated in foreign  currencies,  or may invest through  depositary  receipts or passive foreign  investment  companies.  Generally,  the same criteria are used to select  foreign  securities as domestic  securities.  The
Sub-advisor  seeks  companies  that meet these  criteria  regardless  of country of  organization  or principal  business  activity.
However,  certain factors such as expected inflation and currency exchange rates,  government policies affecting  businesses,  and a country's prospects for economic growth may warrant consideration in selecting foreign securities.

         Futures,  Options  and Other  Derivative  Instruments.  The  Portfolio  may enter into  futures  contracts  on  securities, financial indices and foreign currencies and options on such contracts,  and may invest in options on securities,  financial indices
and  foreign  currencies,   forward  contracts  and  interest  rate  swaps  and  swap-related  products  (collectively   "derivative
instruments").  The Portfolio  intends to use most  derivative  instruments  primarily to hedge the value of its  portfolio  against potential adverse  movements in securities  prices,  currency  exchange rates or interest rates. To a limited extent,  the Portfolio may also use derivative instruments for non-hedging purposes such as seeking to increase income.

         For more  information  on the types of securities  other than common  stocks in which the  Portfolio  may invest,  see this
Prospectus under "Certain Risk Factors and Investment Methods."

         Temporary  Investments.  When the Sub-advisor  believes that market  conditions are not favorable for profitable  investing or when the  Sub-advisor is otherwise  unable to locate  favorable  investment  opportunities,  the  Portfolio's  investments may be hedged to a greater  degree and/or its cash or similar  investments  may  increase.  In other words,  the Portfolio  does not always stay fully invested in stocks and bonds.  The Portfolio's  cash and similar  investments may include  high-grade  commercial  paper, certificates  of deposit,  repurchase  agreements  and money market funds  managed by the  Sub-advisor.  While the Portfolio is in a defensive position, the opportunity to achieve its investment objective of capital growth will be limited.

AST KEMPER SMALL-CAP GROWTH PORTFOLIO:

Investment  Objective:  The investment  objective of the Portfolio is to seek maximum growth of investors'  capital from a portfolio primarily of growth stocks of smaller companies.

Principal Investment Policies and Risks:

         At least 65% of the  Portfolio's  total assets  normally will be invested in the equity  securities  of smaller  companies,
i.e.,  those having a market  capitalization  of $2 billion or less at the time of  investment,  many of which would be in the early stages of their life cycle.  Equity  securities  include common stocks and securities  convertible  into or exchangeable  for common stocks, including warrants and rights.

         The Portfolio  intends to invest  primarily in stocks of companies whose earnings per share are expected by the Sub-advisor to grow faster than the market  average  ("growth  stocks").  Growth  stocks tend to trade at higher price to earnings  (P/E) ratios than the general  market,  but the  Sub-advisor  believes that the  potential for above average  earnings of the stocks in which the
Portfolio invests more than justifies their price.

         In managing  the  Portfolio,  the  Sub-advisor  emphasizes  stock  selection  and  fundamental  research.  The  Sub-advisor considers a number of factors in  considering  whether to invest in a growth  stock,  including  high return on equity and  earnings growth rate, low level of debt,  strong  balance  sheet,  good  management  and industry  leadership.  Other factors are patterns of increasing sales growth,  the development of new or improved  products or services,  favorable  outlooks for growth in the industry, the probability of increased  operating  efficiencies,  emphasis on research and development,  cyclical  conditions,  or other signs that a company may grow rapidly.

         The Portfolio seeks attractive areas for investment that arise from factors such as technological  advances,  new marketing methods, and changes in the economy and population.  Currently,  the Sub-advisor believes that such investment  opportunities may be found among:

o        companies  engaged in high technology  fields such as electronics,  medical  technology and computer software and specialty retailing;
o        companies  whose  earnings  outlooks  have  improved as the result of changes in the economy,  acquisitions,  mergers,  new management, changes in corporate strategy or product innovation;
o        companies  supplying  new or rapidly  growing  services to consumers  and  businesses  in such fields as  automation,  data processing, communications, and marketing and finance; and
o        companies that have innovative concepts or ideas.

         In  the  selection  of  investments,   long-term  capital  appreciation  will  take  precedence  over  short  range  market fluctuations.  However,  the Portfolio may occasionally make investments for short-term  capital  appreciation.  Current income will not be a significant factor in selecting investments.

         Like all common  stocks,  the  market  values of the common  stocks  held by the  Portfolio  can  fluctuate  significantly, reflecting  the  business  performance  of the  issuing  company,  investor  perception  or general  economic  or  financial  market movements.  Because of the  Portfolio's  focus on the stocks of smaller  growth  companies,  investment in the Portfolio may involve substantially  greater than average share price  fluctuation  and  investment  risk. A fund focusing on growth stocks will generally involve greater risk and share price fluctuation than a fund investing primarily in value stocks.

         In addition,  investments  in securities of smaller  companies are generally  considered to offer greater  opportunity  for appreciation  and to involve  greater risk of  depreciation  than  securities  of larger  companies.  Smaller  companies  often have limited  product  lines,  markets or financial  resources,  and they may be dependent  upon one or a few key people for  management.
Because the  securities of small-cap  companies are not as broadly  traded as those of larger  companies,  they are often subject to wider and more abrupt  fluctuations  in market price.  Additional  reasons for the greater price  fluctuations  of these  securities include the less certain  growth  prospects of smaller firms and the greater  sensitivity  of small  companies to changing  economic conditions.

Other Investments:

         In addition to investing in common stocks,  the Portfolio may also invest to a limited degree in preferred  stocks and debt securities  when they are believed by the  Sub-advisor  to offer  opportunities  for capital  growth.  Other types of  securities in which the Portfolio may invest include:

         Foreign  Securities.  The Portfolio may invest in securities of foreign issuers in the form of depositary  receipts or that are  denominated  in U.S.  dollars.  Foreign  securities in which the Portfolio may invest  include any type of security  consistent with its  investment  objective  and  policies.  The prices of  foreign  securities  may be more  volatile  than  those of  domestic securities.

         Options,  Financial  Futures  and Other  Derivatives.  The  Portfolio  may deal in options  on  securities  and  securities indices,  which  options  may be  listed  for  trading  on a  national  securities  exchange  or  traded  over-the-counter.  Options transactions  may be used to pursue the Portfolio's  investment  objective and also to hedge against  currency and market risks, but are not intended for  speculation.  The Portfolio may engage in financial  futures  transactions on commodities  exchanges or boards of trade in an attempt to hedge against market risks.

         In addition to options and financial futures,  the Portfolio may invest in a broad array of other "derivative"  instruments in an effort to manage  investment  risk, to increase or decrease  exposure to an asset class or benchmark (as a hedge or to enhance return),  or to create an investment position  indirectly.  The types of derivatives and techniques used by the Portfolio may change over time as new derivatives and strategies are developed or as regulatory changes occur.

         Additional  information  about the other  investments  that the Portfolio may make and their risks is included  below under
"Certain Risk Factors and Investment Methods."

         Temporary  Investments.  When a  defensive  position is deemed  advisable  because of  prevailing  market  conditions,  the
Portfolio may invest without limit in high grade debt  securities,  commercial  paper,  U.S.  Government  securities or cash or cash equivalents,  including  repurchase  agreements.  While the Portfolio is in a defensive  position,  the  opportunity  to achieve its investment objective of maximum capital growth will be limited.

AST LORD ABBETT SMALL CAP VALUE PORTFOLIO:

Investment Objective:  The investment objective of the Portfolio is to seek long-term capital growth.

Principal Investment Policies and Risks:

         The  Portfolio  will seek its  objective  through  investments  primarily  in equity  securities  that are  believed  to be undervalued in the marketplace. Typically, in choosing stocks, the Sub-advisor looks for companies the following process:

o        Quantitative  research is performed to evaluate various criteria,  including the price of shares in relation to book value, sales, asset value, earnings, dividends and cash flow;
o        Fundamental  research is conducted to assess the dynamics of each company  within its industry and within the company.  The
     Sub-advisor  evaluates the company's  business  strategies by assessing  management's  ability to execute the  strategies,  and evaluating the adequacy of its financial resources.

Usually,  at least 65% of the  Portfolio's  total  assets will be  invested in common  stocks  issued by  smaller,  less  well-known companies  (with market  capitalizations  of less than $1 billion)  selected on the basis of fundamental  investment  analysis.  The
Portfolio may invest up to 35% of its assets in foreign securities.

         The stocks in which the Portfolio  generally  invests are those which,  in the  Sub-advisor's  judgment,  are selling below their  intrinsic value and at prices that do not adequately  reflect their long-term  business  potential.  Selected  smaller stocks may be  undervalued  because  they are often  overlooked  by many  investors,  or because the public is overly  pessimistic  about a company's  prospects.  Accordingly,  their prices can rise either as a result of improved business  fundamentals,  particularly when earnings grow faster than general  expectations,  or as more investors  come to recognize the company's  underlying  potential.  The price of shares in relation to book value, sales, asset value,  earnings,  dividends and cash flow, both historical and prospective, are key  determinants  in the security  selection  process.  These  criteria are not rigid,  and other stocks may be included in the
Portfolio if they are expected to help it attain its objective.  Dividend and investment income is of incidental importance.

         Although the Portfolio typically will hold a large number of securities and follow a relatively  conservative  value-driven investment  strategy,  the Portfolio does entail  above-average  investment risk and share price fluctuation compared to the overall
U.S. stock market. The small  capitalization  companies in which the Portfolio primarily invests may offer significant  appreciation potential.  However,  smaller  companies  may carry more risk than larger  companies.  Generally,  small  companies  rely on limited product lines, markets and financial  resources,  and these and other factors may make them more susceptible to setbacks or economic downturns.  Smaller  companies  normally have fewer shares  outstanding and trade less frequently than large  companies.  Therefore, the securities of smaller companies may be subject to wider price fluctuations.

Other Investments:

         The  Portfolio  may engage in various  portfolio  strategies  to reduce  certain  risks of its  investments  and to enhance income,  but not for speculation.  The Portfolio may purchase and write (sell) put and covered call options on equity  securities or stock  indices that are traded on national  securities  exchanges.  The  Portfolio  may  purchase  and sell stock index  futures for certain hedging and risk management  purposes.  New financial products and risk management  techniques  continue to be developed and the Portfolio may use these new investments and techniques to the extent consistent with its investment objective and policies.

         The  Portfolio may invest up to 35% of its net assets (at the time of  investment)  in  securities  (of the type  described above) that are primarily  traded in foreign  countries.  The Portfolio may enter into forward foreign currency  exchange  contracts in connection with its investments in foreign  securities.  The Portfolio also may purchase  foreign  currency put options and write foreign  currency  call options on U.S.  exchanges or U.S.  over-the-counter  markets.  The  Portfolio  may write a call option on a foreign currency only in conjunction with a purchase of a put option on that currency.

         The Portfolio  also may invest in preferred  stocks and bonds that either have attached  warrants or are  convertible  into common stocks.

         Additional  information about these investments and investment  techniques and their risks is included below under "Certain
Risk Factors and Investment Methods."

         Temporary  Investments.  For  temporary  defensive  purposes or pending  other  investments,  the  Portfolio  may invest in high-quality,  short-term  debt  obligations of banks,  corporations or the U.S.  Government.  While the Portfolio is in a defensive position, its ability to achieve its investment objective of long-term capital growth will be limited.

AST Gabelli SMALL-Cap Value PORTFOLIO:

Investment  Objective:  The investment  objective of the Portfolio  (formerly,  the AST T. Rowe Price Small Company Value Portfolio)
is to provide long-term capital growth by investing primarily in small-capitalization stocks that appear to be undervalued.

Principal Investment Policies and Risks:

         The  Portfolio  will  normally  invest at least 65% of its total assets in stocks and  equity-related  securities  of small companies  ($1 billion or less in market  capitalization).  Reflecting a value  approach to investing,  the Portfolio  will seek the stocks of companies  whose current stock prices do not appear to adequately  reflect their  underlying  value as measured by assets, earnings,  cash flow or  business  franchises.  The  Sub-advisor's  research  team seeks to  identify  companies  that  appear to be undervalued  by various  measures,  and may be  temporarily  out of favor,  but have good  prospects  for capital  appreciation.  In selecting investments, the Sub-advisor generally looks to the following:

         (1) Low price/earnings, price/book value or price/cash flow ratios relative to the company's peers.

         (2) Low stock price relative to a company's underlying asset values.

         (3) A sound balance sheet and other positive financial characteristics.

The Sub-advisor then determines  whether there is an emerging  catalyst that will focus investor  attention on the underlying assets of the company,  such as takeover efforts, a change in management,  or a plan to improve the business through restructuring or other means.

         The Portfolio may sell  securities  for a variety of reasons,  such as to secure  gains,  limit losses or re-deploy  assets into  more  promising  opportunities.  The  Portfolio  will  not  sell a stock  just  because  the  company  has  grown  to a market capitalization of more than $1 billion, and it may on occasion purchase companies with a market cap of more than $1 billion.

         As with all stock funds, the Portfolio's  share price can fall because of weakness in the securities  market as a whole, in particular  industries or in specific  holdings.  Investing in small  companies  involves  greater risk of loss than is  customarily associated  with more  established  companies.  Stocks of small  companies may be subject to more abrupt or erratic price  movements than larger  company  stocks.  Small  companies  often have  limited  product  lines,  markets,  or financial  resources,  and their management may lack depth and  experience.  While a value approach to investing is generally  considered to involve less risk than a growth  approach,  investing in value stocks carries the risks that the market will not recognize the stock's  intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately priced.

Other Investments:

         Although the Portfolio will invest  primarily in U.S.  common stocks,  it may also purchase other types of securities,  for example,  preferred stocks,  convertible  securities,  warrants and bonds when considered consistent with the Portfolio's investment objective and policies.  The Portfolio may purchase  preferred stock for capital  appreciation  where the issuer has omitted,  or is in danger of  omitting,  payment of the  dividend on the stock.  Debt  securities  would be  purchased  in  companies  that meet the investment criteria for the Portfolio.

         The Portfolio may invest up to 20% of its total assets in foreign  securities,  including American  Depositary Receipts and securities of companies in developing  countries,  and may enter into forward foreign currency  exchange  contracts.  (The Portfolio may invest in foreign  cash items as  described  below in excess of this 20%  limit.)  The  Portfolio  may enter into stock index or currency  futures  contracts  (or  options  thereon)  for  hedging  purposes  or to provide an  efficient  means of  regulating  the
Portfolio's  exposure to the equity  markets.  The  Portfolio  may also write  (sell) call and put options and purchase put and call options on  securities,  financial  indices,  and  currencies.  The  Portfolio  may  invest up to 10% of its total  assets in hybrid instruments,  which  combine the  characteristics  of futures,  options  and  securities.  For  additional  information  about these investments and their risks, see this Prospectus under "Certain Risk Factors and Investment Methods."

         Temporary  Investments.  The Portfolio may establish and maintain cash reserves without limitation for temporary  defensive purposes.  The  Portfolio's  reserves may be invested in  high-quality  domestic and foreign  money  market  instruments,  including repurchase  agreements and money market mutual funds managed by the Sub-advisor.  Cash reserves also provide  flexibility in meeting redemptions  and paying  expenses.  While the  Portfolio  is in a defensive  position,  the  opportunity  to achieve its  investment objective of long-term capital growth may be limited.

AST JANUS MID-CAP GROWTH PORTFOLIO:

Investment Objective:  The investment objective of the Portfolio is to seek long-term growth of capital.

Principal Investment Policies and Risks:

         The  Portfolio  pursues its  objective by investing  primarily in common stocks  selected for their growth  potential,  and normally  invests  at least 65% of its  equity  assets in  medium-sized  companies.  For  purposes  of the  Portfolio,  medium-sized companies  are those whose market  capitalizations  (measured at the time of  investment)  fall within the range of companies in the
Standard & Poor's  MidCap 400 Index (the "S&P 400").  The market  capitalizations  within the S&P 400 will vary,  but as of December
31, 1999, they ranged from  approximately  $170 million to $37 billion.  The  Sub-advisor  generally takes a "bottom up" approach to choosing  investments  for the Portfolio.  In other words,  the  Sub-advisor  seeks to identify  individual  companies with earnings growth  potential that may not be recognized by the market at large.  The Sub-advisor  makes this assessment by looking at companies one at a time,  regardless of size,  country of  organization,  place of principal  business  activity,  or other similar  selection criteria.

         Because the  Portfolio  may invest  substantially  all of its assets in common  stocks,  the main risk of  investing in the
Portfolio is that the value of the stocks it holds might  decrease.  Stock values may fluctuate in response to the  activities of an individual  company  or in  response  to  general  market or  economic  conditions.  As a fund that  invests  primarily  in  mid-cap companies,  the Portfolio's risk and share price fluctuation can be expected to be more than that of many funds investing  primarily in large-cap  companies,  but less than that of many funds investing primarily in small-cap  companies.  In general, the smaller the company,  the more likely it is to suffer significant losses as well as to realize  substantial  growth.  Smaller companies may lack depth of management,  they may be unable to generate funds necessary for growth or potential development,  or they may be developing or marketing products or services for which there are not yet, and may never be, established  markets.  In addition,  such companies may be subject to intense  competition  from  larger  companies,  and may have more  limited  trading  markets  than the markets for securities of larger issuers.

         The Portfolio is  non-diversified.  In other words,  it may hold larger  positions in a smaller number of securities than a diversified  fund.  As a result,  a single  security's  increase or decrease in value may have a greater  impact on the  Portfolio's share price and total  return.  Because of this,  the  Portfolio's  share price can be expected to fluctuate  more than a comparable diversified fund.

         The Portfolio  generally intends to purchase  securities for long-term  investment  rather than short-term gains.  However, short-term  transactions  may  occur as the  result  of  liquidity  needs,  securities  having  reached  a  desired  price or yield, anticipated  changes in interest  rates or the credit  standing of an issuer,  or by reason of  economic or other  developments  not foreseen at the time the  investment  was made.  To a limited  extent,  the Portfolio may purchase  securities  in  anticipation  of relatively  short-term  price gains. The Portfolio may also sell one security and  simultaneously  purchase the same or a comparable security to take advantage of short-term differentials in bond yields or securities prices.

         Special  Situations.  The Portfolio may invest in "special  situations".  A "special situation" arises when, in the opinion of the  Sub-advisor,  the  securities  of a  particular  company  will be  recognized  and  appreciate  in value  due to a  specific development,  such as a  technological  breakthrough,  management  change or new  product at that  company.  Investment  in "special situations"  carries an additional  risk of loss in the event that the  anticipated  development  does not occur or does not attract the expected attention.

Other Investments:

         Although  the  Sub-advisor  expects to invest  primarily  in domestic  and  foreign  equity  securities,  which may include preferred  stocks,  common  stocks,  warrants and securities  convertible  into common or preferred  stocks,  the Portfolio may also invest to a lesser  degree in other  types of  securities,  such as debt  securities.  The  Portfolio  is subject  to the  following percentage limitations on investing in certain types of debt securities:

         -- 35% of its assets in bonds rated below investment grade ("junk" bonds).
         -- 10% of its assets in zero  coupon,  pay-in-kind  and step coupon  securities  (securities  that do not, or may not under certain circumstances, make regular interest payments).

The Portfolio  may make short sales  "against the box." In addition,  the Portfolio may invest in the following  types of securities and engage in the following investment techniques:

         Index/structured  Securities.  The Portfolio may invest in  indexed/structured  securities,  which  typically are short- to intermediate-term  debt  securities  whose value at  maturity  or interest  rate is linked to  currencies,  interest  rates,  equity securities,  indices,  commodity  prices or other  financial  indicators.  Such  securities may be positively or negatively  indexed
(i.e., their value increase or decrease if the reference index or instrument appreciates).

         Foreign  Securities.  The Portfolio  may invest up to 25% of its net assets in foreign  securities  denominated  in foreign currencies and not publicly traded in the United States.  The Portfolio may invest directly in foreign  securities  denominated in a foreign currency,  or may invest through depository receipts or passive foreign investment companies.  Generally,  the same criteria are used to select foreign securities as domestic  securities.  Foreign securities are generally selected on a stock-by-stock  basis without regard to any defined  allocation among countries or geographic  regions.  However,  certain factors such as expected levels of inflation,  government  policies  influencing  business  conditions,  the outlook for currency  relationships,  and prospects for economic growth among countries, regions or geographic areas may warrant greater consideration in selecting foreign securities.

         For more  information  on foreign  securities  and their  risks,  see this  Prospectus  under  "Certain  Risk  Factors  and
Investment Methods."

         Futures,  Options  and Other  Derivative  Instruments.  The  Portfolio  may enter into  futures  contracts  on  securities, financial  indices and foreign  currencies and options on such contracts and may invest in options on securities,  financial indices
and  foreign  currencies,   forward  contracts  and  interest  rate  swaps  and  swap-related  products  (collectively   "derivative
instruments").  The Portfolio may use derivative  instruments to hedge or protect its portfolio from adverse movements in securities prices,  currency  exchange rates,  and interest rates. To a limited extent,  the Portfolio may also use derivative  instruments for non-hedging purposes such as seeking to enhance return.

         For more  information  on the types of securities  other than common  stocks in which the  Portfolio  may invest,  see this
Prospectus under "Certain Risk Factors and Investment Methods."

         Temporary  Investments.  When the Sub-advisor believes that market conditions are unfavorable for profitable investing,  or when the  Sub-advisor  is  otherwise  unable  to  locate  attractive  investment  opportunities,  the  Portfolio's  cash or  similar investments  may increase.  In other words,  the Portfolio  does not always stay fully  invested in stocks.  Even when the Portfolio is  essentially  fully  invested,  some  residual  amount of  Portfolio  assets will remain in cash and similar  investments.  These investments may include commercial paper,  certificates of deposit,  repurchase agreements,  short-term debt obligations,  and money market  funds  (including  funds  managed by the  Sub-advisor).  When the  Portfolio's  investments  in cash or similar  investments increase, the opportunity to achieve its investment objective of long-term growth of capital may be limited.

AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO:

Investment Objective:  The investment objective of the Portfolio is to seek capital growth.

Principal Investment Policies and Risks:

         To pursue its  objective,  the  Portfolio  primarily  invests in the common  stocks of mid-cap  companies.  Companies  with equity  market  capitalizations  from $300 million to $10 billion at the time of investment  are  considered  mid-cap  companies for purposes of the Portfolio.  The Trust may revise this definition  based on market  conditions.  Some of the  Portfolio's  assets may be invested in the  securities  of large-cap  companies as well as in small-cap  companies.  The  Portfolio  seeks to reduce risk by diversifying  among many  companies  and  industries.  The  Portfolio  does not seek to invest in  securities  that pay dividends or interest, and any such income is incidental.

         The  Portfolio is normally  managed  using a  growth-oriented  investment  approach.  For growth  investors,  the aim is to invest in companies that are already  successful but could be even more so. The Sub-advisor  looks for  fast-growing  companies that are in new or rapidly evolving  industries.  Factors in identifying these companies may include  above-average growth of earnings or earnings  that  exceed  analysts'  expectations.  The  Sub-advisor  may also look for other  characteristics  in a company,  such as financial strength, a strong position relative to competitors and a stock price that is reasonable in light of its growth rate.

         The  Sub-advisor  follows a disciplined  selling  strategy,  and may sell a stock when it reaches a target price,  fails to perform as expected, or appears substantially less desirable than another stock.

         As a fund that invests  primarily in mid-cap  companies,  the Portfolio's risk and share price  fluctuation can be expected to be more than that of many  funds  investing  primarily  in  large-cap  companies,  but less  than  that of many  funds  investing primarily in small-cap  companies.  Mid-cap stocks may fluctuate more widely in price than the market as a whole,  may  underperform other  types of stocks  when the  market or the  economy is not  robust,  or fall in price or be  difficult  to sell  during  market downturns.  In addition,  the Portfolio's  growth investment  program will generally involve greater risk and price fluctuation than funds  that  invest in more  undervalued  securities.  Because  the  prices  of growth  stocks  tend to be based  largely  on future expectations,  these stocks  historically  have been more  sensitive  than value stocks to bad economic  news and negative  earnings surprises.

Other Investments:

         Although  equity  securities  are normally  the  Portfolio's  primary  investments,  it may invest in preferred  stocks and convertible  securities,  as well as the types of securities  described below.  Additional  information  about these investments and the special risk factors that apply to them is included in this Prospectus under "Certain Risk Factors and Investment Methods."

         Fixed Income  Securities.  The Portfolio may invest up to 35% of its total assets,  measured at the time of investment,  in investment  grade  fixed  income  or  debt  securities.  If the  quality  of any  fixed  income  securities  held  by the  Portfolio deteriorates so that they are no longer  investment  grade, the Portfolio will sell such securities in an orderly manner so that its holdings of such securities do not exceed 5% of its net assets.

         Foreign  Securities.  The  Portfolio  may  invest  up to 10% of the  value of its  total  assets,  measured  at the time of investment,  in equity and debt securities that are denominated in foreign  currencies.  There is no limitation on the percentage of the Portfolio's  assets that may be invested in securities of foreign companies that are denominated in U.S.  dollars.  In addition, the Portfolio may enter into foreign currency  transactions,  including  forward foreign  currency  contracts and options on foreign currencies,  to manage currency risks, to facilitate  transactions  in foreign  securities,  and to repatriate  dividend or interest income received in foreign currencies.

         Covered Call Options.  The Portfolio  may try to reduce the risk of  securities  price or exchange rate changes  (hedge) or generate income by writing  (selling) covered call options against  securities held in its portfolio,  and may purchase call options in related closing transactions.

         Temporary  Investments.  When the Portfolio anticipates unusual market or other conditions,  it may temporarily depart from its objective of capital growth and invest  substantially  in  high-quality  short-term  investments.  This could help the Portfolio avoid losses but may mean lost opportunities.

AST NEUBERGER BERMAN MID-CAP VALUE PORTFOLIO:

Investment Objective:  The investment objective of the Portfolio is to seek capital growth.

Principal Investment Policies and Risks:

         To pursue  its  objective,  the  Portfolio  primarily  invests  in the  common  stocks of  mid-cap  companies.  Some of the
Portfolio's assets may be invested in the securities of large-cap companies as well as in small-cap  companies.  The Portfolio seeks to reduce risk by diversifying among many companies and industries.

          Under the Portfolio's  value-oriented  investment approach,  the Sub-advisor looks for well-managed  companies whose stock prices are  undervalued  and that may rise in price before other  investors  realize their worth.  Fund managers may identify  value stocks in several ways,  including based on earnings,  book value or other financial measures.  Factors that the Sub-advisor may use to identify these  companies  include strong  fundamentals,  including a low  price-to-earnings  ratio,  consistent cash flow, and a sound track record through all phases of the market cycle.

         The Sub-advisor may also look for other  characteristics  in a company,  such as a strong position relative to competitors, a high level of stock  ownership  among  management,  or a recent  sharp  decline in stock price that  appears to be the result of a short-term market overreaction to negative news.

         The Sub-advisor  generally  considers selling a stock when it reaches a target price, when it fails to perform as expected, or when other opportunities appear more attractive.

         As a fund that invests  primarily in mid-cap  companies,  the Portfolio's risk and share price  fluctuation can be expected to be more than that of many  funds  investing  primarily  in  large-cap  companies,  but less  than  that of many  funds  investing primarily in small-cap  companies.  Mid-cap stocks may fluctuate more widely in price than the market as a whole,  may  underperform other  types of stocks  when the  market or the  economy is not  robust,  or fall in price or be  difficult  to sell  during  market downturns.  While value investing  historically has involved less risk than investing in growth  companies,  the stocks purchased by the  Portfolio  will remain  undervalued  during a short or  extended  period of time.  This may happen  because  value  stocks as a category lose favor with  investors  compared to growth  stocks,  or because the  Sub-advisor  failed to anticipate  which stocks or industries would benefit from changing market or economic conditions.

Other Investments:

         Although  equity  securities  are normally  the  Portfolio's  primary  investment,  it may invest in  preferred  stocks and convertible  securities,  as well as the types of securities  described below.  Additional  information  about these investments and the special risk factors that apply to them is included in this Prospectus under "Certain Risk Factors and Investment Methods."

         Fixed Income  Securities.  The Portfolio may invest up to 35% of its total assets,  measured at the time of investment,  in fixed income or debt  securities.  The Portfolio may invest up to 15% of its total assets,  measured at the time of  investment,  in debt securities that are rated below  investment  grade or comparable  unrated  securities.  There is no minimum rating on the fixed income securities in which the Portfolio may invest.

         Foreign  Securities.  The  Portfolio  may  invest  up to 10% of the  value of its  total  assets,  measured  at the time of investment,  in equity and debt securities that are denominated in foreign  currencies.  There is no limitation on the percentage of the Portfolio's  assets that may be invested in securities of foreign companies that are denominated in U.S.  dollars.  In addition, the Portfolio may enter into foreign currency  transactions,  including  forward foreign  currency  contracts and options on foreign currencies,  to manage currency risks, to facilitate  transactions  in foreign  securities,  and to repatriate  dividend or interest income received in foreign currencies.

         Covered Call Options.  The Portfolio may try to reduce the risk of securities  price changes  (hedge) or generate income by writing  (selling) covered call options against  securities held in its portfolio,  and may purchase call options in related closing transactions.  The value of securities against which options will be written will not exceed 10% of the Portfolio's net assets.

         Temporary  Investments.  When the Portfolio anticipates unusual market or other conditions,  it may temporarily depart from its objective of capital growth and invest  substantially  in  high-quality  short-term  investments.  This could help the Portfolio avoid losses but may mean lost opportunities.

AST MFS GROWTH PORTFOLIO:

Investment  Objective:  The investment objective of the Portfolio is to provide long-term growth of capital and future,  rather than current, income.

Principal Investment Policies and Risks:

         The  Portfolio  invests,  under normal  market  conditions,  at least 80% of its total assets in common  stocks and related securities,  such as preferred stocks,  convertible  securities and depositary receipts,  of companies that the Sub-advisor believes offer better than average prospects for long-term growth.

         The  Sub-advisor  uses a "bottom  up," as opposed to "top down,"  investment  style in managing the  Portfolio.  This means that securities are selected based upon fundamental  analysis of individual  companies (such as analysis of the companies' earnings, cash flows, competitive position and management abilities) by the Sub-advisor.

         In managing the  Portfolio,  the  Sub-advisor  seeks to purchase  securities  of companies  that it considers  well-run and poised for growth.  The Sub-advisor looks particularly for companies with the following qualities:

o        a strong franchise, strong cash flows and a recurring revenue stream
o        a strong  industry  position,  where there is potential for high profit margins or  substantial  barriers to new entry into the industry
o        a strong management with a clearly defined strategy
o        new products or services.

         The Portfolio may invest up to 35% of its net assets in foreign securities.

         As with any fund  investing  primarily in common stocks,  the value of the securities  held by the Portfolio may decline in value,  either  because of changing  economic,  political or market  conditions or because of the economic  condition of the company that issued the security.  These  declines may be  substantial.  In addition,  the prices of the growth  company stocks in which the
Portfolio  invests  may  fluctuate  to a  greater  extent  than  other  equity  securities  due to  changing  market  conditions  or disappointing  earnings  results.  The  Portfolio  may invest in  foreign  companies,  including  companies  located  in  developing countries,  and it therefore will be subject to risks relating to political,  social and economic conditions abroad, risks resulting from differing regulatory standards in non-U.S. markets, and fluctuations in currency exchange rates.

Other Investments:

         Although the  Portfolio  will invest  primarily in common stocks and related  securities,  the Portfolio may also invest in variable  and  floating  rate debt  securities.  The  Portfolio  may purchase  and sell  futures  contracts  and related  options on securities indices,  foreign currencies and interest rates for hedging and non-hedging  purposes.  The Portfolio may also enter into forward contracts for the purchase or sale of foreign  currencies for hedging and non-hedging  purposes.  The Portfolio may purchase and write (sell) options on securities, stock indices and foreign currencies.

         For more  information  on some of the types of securities  other than common stocks in which the Portfolio may invest,  see this Prospectus under "Certain Risk Factors and Investment Methods."

         Temporary  Investments.  The Portfolio  may depart from its  principal  investment  strategy by  temporarily  investing for defensive  purposes when adverse  market,  economic or political  conditions  exist.  When  investing for  defensive  purposes,  the
Portfolio may hold cash or invest in cash  equivalents,  such as short-term U.S.  government  securities,  commercial paper and bank instruments.  While the Portfolio is in a defensive position, the opportunity to achieve its investment objective will be limited.

AST ALGER GROWTH PORTFOLIO:

Investment Objective:  The investment objective of the Portfolio is to seek long-term capital growth.

Principal Investment Policies and Risks:

         The  Portfolio  invests  primarily  in equity  securities,  such as common or  preferred  stocks,  that are  listed on U.S.
exchanges or in the over-the-counter market.

         The Portfolio  invests  primarily in growth stocks.  The  Sub-advisor  believes that these stocks are those of two types of companies:

         High Unit  Volume  Growth  Companies.  These are vital,  creative  companies  that  offer  goods or  services  to a rapidly expanding  marketplace.  They include  both  established  and emerging  firms,  offering new or improved  products,  or firms simply fulfilling an increased demand for an existing product line.

         Positive  Life Cycle  Change  Companies.  These are  companies  experiencing  a major  change  that is  expected to produce
advantageous  results.  These  changes  may  be  as  varied  as  new  management,   products  or  technologies,   restructurings  or
reorganizations, or mergers and acquisitions.

         The Portfolio  focuses on growing  companies  that generally have broad product  lines,  markets,  financial  resources and depth of management.  Under normal circumstances, the portfolio invests primarily in the equity securities of large companies.

         The Portfolio  normally  invests at least 65% of its total assets in equity  securities  of companies  that, at the time of purchase of the  securities,  have total market  capitalizations  of $1 billion or greater.  The Portfolio also may invest up to 35%
of its total assets in equity  securities of companies  that,  at the time of purchase,  have total market  capitalizations  of less than $1 billion.

         As with any fund  investing  primarily  in  equity  securities,  the  value of the  securities  held by the  Portfolio  may decline.  These  declines can be  substantial.  In addition,  the growth stocks in which the  Portfolio  invests  primarily  tend to fluctuate  in price more than other types of stocks.  Prices of growth  stocks  tend to be higher in  relation  to their  companies'
earnings,  and may be more sensitive to market,  political and economic  developments  than other stocks.  The Portfolio's  level of risk will increase if it makes significant investments in securities of smaller companies.

Other Investments:

         Foreign  Securities.  The  Portfolio  may  invest  up to 20% of the  value of its  total  assets,  measured  at the time of investment,  in equity and debt securities that are denominated in foreign  currencies.  There is no limitation on the percentage of the Portfolio's  assets that may be invested in securities of foreign companies that are denominated in U.S.  dollars.  In addition, the Portfolio may enter into foreign currency  transactions,  including  forward foreign  currency  contracts and options on foreign currencies,  to manage currency risks, to facilitate  transactions  in foreign  securities,  and to repatriate  dividend or interest income received in foreign currencies.

         Short sales "against the box."  The Portfolio may from time to time makes short sales "against the box."

         A  discussion  of these  investments  and their  risks is included  in this  Prospectus  under  "Certain  Risk  Factors and
Investment Methods."

         Temporary  Investments.  The Portfolio may invest up to 100% of its assets in cash,  commercial paper,  high-grade bonds or cash  equivalents for temporary  defensive  reasons if the  Sub-advisor  believes that adverse market or other  conditions  warrant.
This is to attempt to protect the  Portfolio  from a temporary  unacceptable  risk of loss.  However,  while the  Portfolio  is in a defensive position, the opportunity to achieve its investment objective of long-term capital growth will be limited.

AST MARSICO CAPITAL GROWTH PORTFOLIO:

Investment  Objective:  The investment  objective of the Portfolio is to seek capital growth.  Income is not an investment objective and any income realized on the Portfolio's investments, therefore, will be incidental to the Portfolio's objective.

Principal Investment Policies and Risks:

         The  Portfolio  will pursue its  objective  by investing  primarily  in common  stocks.  The  Sub-advisor  expects that the majority of the Portfolio's assets will be invested in the common stocks of larger, more established companies.

         In selecting  investments for the Portfolio,  the Sub-advisor  uses an approach that combines "top down" economic  analysis with "bottom up" stock selection.  The "top down" approach takes into consideration such  macro-economic  factors as interest rates, inflation,  the regulatory  environment,  and the global competitive  landscape.  In addition, the Sub-advisor examines such factors as the most attractive global investment  opportunities,  industry  consolidation,  and the  sustainability of economic trends. As a result of this "top down"  analysis,  the  Sub-advisor  identifies  sectors,  industries  and companies that should benefit from the trends the Sub-advisor has observed.

         The  Sub-advisor  then looks for  individual  companies  with earnings  growth  potential that may not be recognized by the market at large.  In determining  whether a particular  company is appropriate  for  investment by the  Portfolio,  the  Sub-advisor focuses on a number of different  attributes,  including  the  company's  specific  market  expertise or  dominance,  its  franchise durability and pricing power,  solid  fundamentals  (e.g., a strong balance sheet,  improving returns on equity,  and the ability to generate free cash flow),  strong  management,  and reasonable  valuations in the context of projected growth rates.  This is called
"bottom up" stock selection.

         The primary risk  associated  with  investment in the  Portfolio  will be the risk that the equity  securities  held by the
Portfolio will decline in value.  The risk of the Portfolio is expected to be  commensurate  with that of other funds using a growth strategy to invest in the stocks of large and medium-sized companies.

         Although it is the general  policy of the  Portfolio to purchase and hold  securities  for capital  growth,  changes in the
Portfolio  will be made as the  Sub-advisor  deems  advisable.  For  example,  portfolio  changes may result from  liquidity  needs, securities having reached a desired price, or by reason of developments not foreseen at the time of the investment was made.

         Special  Situations.  The  Portfolio may invest in "special  situations"  from time to time. A "special  situation"  arises when, in the opinion of the  Sub-advisor,  the securities of a particular  company will be recognized and increase in value due to a specific  development,  such as a  technological  breakthrough,  management  change or new product at that  company.  Investment  in
"special  situations"  carries an additional risk of loss in the event that the anticipated  development  does not occur or does not attract the expected attention.

Other Investments:

         The  Portfolio  may also  invest  to a lesser  degree in  preferred  stocks,  convertible  securities,  warrants,  and debt securities  when the Portfolio  perceives an  opportunity  for capital growth from such  securities.  The Portfolio may invest up to
10% of its total assets in debt securities, which may include corporate bonds and debentures and government securities.

         The  Portfolio  may also  purchase  securities  of  foreign  issuers,  including  foreign  equity and debt  securities  and depositary  receipts.  Foreign securities are selected primarily on a stock-by-stock  basis without regard to any defined allocation among  countries or geographic  regions.  The Portfolio may also use a variety of currency  hedging  techniques,  including  forward currency contracts, to manage exchange rate risk with respect to investments exposed to foreign currency fluctuations.

         Index/structured  Securities.  The  Portfolio  may invest  without  limit in  index/structured  securities,  which are debt securities whose value at maturity or interest rate is linked to currencies,  interest rates, equity securities,  indices, commodity prices or other financial  indicators.  Such securities may be positively or negatively  indexed (i.e.,  their value may increase or decrease if the reference index or instrument  appreciates).  Index/structured  securities may have return  characteristics  similar to direct  investments  in the  underlying  instruments,  but may be more volatile than the  underlying  instruments.  The Portfolio bears  the  market  risk of an  investment  in the  underlying  instruments,  as  well  as the  credit  risk  of the  issuer  of the index/structured security.

         Futures,  Options and Other  Derivative  Instruments.  The Portfolio may purchase and write (sell)  options on  securities, financial  indices,  and foreign  currencies,  and may invest in futures  contracts on securities,  financial  indices,  and foreign currencies,  options on futures  contracts,  forward contracts and swaps and swap-related  products.  These instruments will be used primarily to hedge the Portfolio's  positions against potential adverse movements in securities prices,  foreign currency markets or interest  rates.  To a  limited  extent,  the  Portfolio  may also use  derivative  instruments  for  non-hedging  purposes  such as increasing the Portfolio's income or otherwise enhancing return.

         For an additional  discussion of many of these types of securities  and their risks,  see this  Prospectus  under  "Certain
Risk Factors and Investment Methods."

         Temporary  Investments.  Although the Sub-advisor  expects to invest  primarily in equity  securities,  the Sub-advisor may increase the Portfolio's cash position without limitation when the Sub-advisor  believes that appropriate  investment  opportunities for capital growth with desirable  risk/reward  characteristics  are  unavailable.  Cash and similar  investments  (whether made for defensive  purposes or to receive a return on idle cash) will  include  high-grade  commercial  paper,  certificates  of deposit and repurchase  agreements.  While the Portfolio is in a defensive  position,  the  opportunity to achieve its  investment  objective of capital growth will be limited.

AST JANCAP GROWTH PORTFOLIO:

Investment  Objective:  The  investment  objective  of the  Portfolio is to seek growth of capital in a manner  consistent  with the preservation  of  capital.  Realization  of income is not a  significant  investment  consideration  and any income  realized on the
Portfolio's investments, therefore, will be incidental to the Portfolio's objective.

Principal Investment Policies and Risks:

         The Portfolio  will pursue its  objective by investing  primarily in common  stocks.  Common stock  investments  will be in companies that the Sub-advisor  believes are experiencing  favorable demand for their products and services,  and which operate in a favorable  competitive and regulatory  environment.  The Sub-advisor  generally takes a "bottom up" approach to choosing investments for the Portfolio.  In other words, the Sub-advisor seeks to identify  individual  companies with earnings growth potential that may not be recognized by the market at large.

         Because the  Portfolio  invests a  substantial  portion (or all) of its assets in stocks,  the  Portfolio is subject to the risks  associated with stock  investments,  and the  Portfolio's  share price  therefore may fluctuate  substantially.  This is true despite the Portfolio's focus on the stocks of larger  more-established  companies.  The Portfolio's share price will be affected by changes in the stock  markets  generally,  and factors  specific to a company or an  industry  will affect the prices of  particular stocks held by the Portfolio (for example,  poor earnings,  loss of major customers,  major litigation against an issuer, or changes in government  regulations  affecting an industry).  Because of the types of securities it invests in, the Portfolio is designed for those who are investing for the long term.

         The Portfolio  generally intends to purchase  securities for long-term  investment  rather than short-term gains.  However, short-term  transactions  may  occur as the  result  of  liquidity  needs,  securities  having  reached  a  desired  price or yield, anticipated  changes in interest  rates or the credit  standing of an issuer,  or by reason of  economic or other  developments  not foreseen at the time the investment was made.

         Special  Situations.  The  Portfolio may invest in "special  situations"  from time to time. A "special  situation"  arises when, in the opinion of the  Sub-advisor,  the securities of a particular  company will be recognized and appreciate in value due to a specific  development,  such as a  technological  breakthrough,  management  change or new product at that company.  Investment in
"special  situations"  carries an additional risk of loss in the event that the anticipated  development  does not occur or does not attract the expected attention.

Other Investments:

         Although the  Sub-advisor  expects to invest  primarily in equity  securities,  the  Portfolio  may also invest to a lesser degree in preferred stocks,  convertible  securities,  warrants, and debt securities when the Portfolio perceives an opportunity for capital  growth from such  securities.  The Portfolio is subject to the  following  percentage  limitations  on investing in certain types of debt securities:

         -- 35% of its assets in bonds rated below investment grade ("junk" bonds).
         -- 25% of its assets in mortgage- and asset-backed securities.
         -- 10% of its assets in zero  coupon,  pay-in-kind  and step coupon  securities  (securities  that do not, or may not under certain circumstances, make regular interest payments).

The Portfolio  may make short sales  "against the box." In addition,  the Portfolio may invest in the following  types of securities and engage in the following investment techniques:

         Foreign  Securities.  The Portfolio may also purchase  securities of foreign  issuers,  including  foreign  equity and debt securities and  depositary  receipts.  Foreign  securities are selected  primarily on a  stock-by-stock  basis without regard to any defined  allocation  among countries or geographic  regions.  No more than 25% of the Portfolio's  assets may be invested in foreign securities denominated in foreign currencies and not publicly traded in the United States.

         Futures,  Options  and Other  Derivative  Instruments.  The  Portfolio  may enter into  futures  contracts  on  securities, financial  indices and foreign  currencies and options on such contracts and may invest in options on securities,  financial indices
and  foreign  currencies,   forward  contracts  and  interest  rate  swaps  and  swap-related  products  (collectively   "derivative
instruments").  The Portfolio  intends to use most  derivative  instruments  primarily to hedge the value of its  portfolio  against potential adverse  movements in securities  prices,  foreign currency markets or interest rates. To a limited extent,  the Portfolio may also use  derivative  instruments  for  non-hedging  purposes such as seeking to increase  income.  The Portfolio may also use a variety of currency hedging  techniques,  including forward foreign currency exchange  contracts,  to manage exchange rate risk with respect to investments exposed to foreign currency fluctuations.

         For more  information  on the types of securities  other than common  stocks in which the  Portfolio  may invest,  see this
Prospectus under "Certain Risk Factors and Investment Methods."

         Temporary  Investments.   The  Sub-advisor  may  increase  the  Portfolio's  cash  position  without  limitation  when  the
Sub-advisor  is  of  the  opinion  that  appropriate  investment   opportunities  for  capital  growth  with  desirable  risk/reward characteristics are unavailable.  Cash and similar  investments  (whether made for defensive purposes or to receive a return on idle cash) will include high-grade  commercial paper,  certificates of deposit,  repurchase  agreements and money market funds managed by the  Sub-advisor.  While the Portfolio is in a defensive  position,  the opportunity to achieve its investment  objective of capital growth will be limited.

AST COHEN & STEERS REALTY PORTFOLIO:

Investment  Objective:  The  investment  objective of the Portfolio is to maximize  total return  through  investment in real estate securities.

Principal Investment Policies and Risks:

The Portfolio pursues its investment  objective of maximizing total return by seeking,  with approximately  equal emphasis,  capital growth and current  income.  Under normal  circumstances,  the Portfolio will invest  substantially  all of its assets in the equity securities of real estate companies.  Such equity securities will consist of:

o        common stocks (including shares in real estate investment trusts),
o        rights or warrants to purchase common stocks,
o        securities  convertible  into  common  stocks  where the  conversion  feature  represents,  in the  Sub-advisor's  view,  a significant element of the securities' value, and
o        preferred stocks.

         For  purposes of the  Portfolio's  investment  policies,  a "real  estate  company" is one that derives at least 50% of its revenues from the ownership,  construction,  financing,  management or sale of real estate or that has at least 50% of its assets in real estate.  The Portfolio may invest up to 10% of its total assets in securities of foreign real estate companies.

         Real estate  companies may include real estate  investment  trusts  ("REITs").  REITs pool investors'  funds for investment primarily in income  producing  real estate or real estate  related loans or interests.  REITs can generally be classified as Equity
REITs,  Mortgage REITs and Hybrid REITs.  Equity REITs, which invest the majority of their assets directly in real property,  derive their income  primarily from rents.  Equity REITs can also realize  capital gains or losses by selling  properties.  Mortgage REITs, which invest the majority of their assets in real estate  mortgages,  derive their income primarily from interest  payments.  Hybrid
REITs combine the characteristics of both Equity REITs and Mortgage REITs.

         As a fund that invests  primarily in equity  securities,  the Portfolio  will be subject to many of the same risks as other equity  funds.  The  Portfolio  also will be subject to certain risks related  specifically  to real estate  securities,  and may be subject to greater risk and share price  fluctuation  than other equity funds because of the  concentration  of its investments in a single industry.

         While the Portfolio will not invest in real estate  directly,  securities of real estate  companies may be subject to risks similar to those  associated  with the direct  ownership of real estate.  These include risks related to general and local  economic conditions,  dependence on management skill, heavy cash flow dependency,  possible lack of available  mortgage funds,  overbuilding, extended vacancies of properties,  increases in property taxes and operating  expenses,  changes in zoning laws, losses due to costs resulting from environmental  problems,  casualty or condemnation losses,  limitations on rents, and changes in neighborhood values, the appeal of properties to tenants and interest rates.

         In general,  Equity REITs may be affected by changes in the value of the  underlying  property  owned by the trusts,  while
Mortgage  REITs may be  affected by the quality of any credit  extended.  In the event of a default by a borrower or lessee,  a REIT may experience delays and may incur substantial costs in enforcing its rights as a mortgagee or lessor.

         Non-Diversified  Status.  The Portfolio is classified as a  "non-diversified"  investment company under the 1940 Act, which means the  Portfolio  is not limited by the 1940 Act in the  proportion  of its assets that may be invested in the  securities  of a single issuer.  However, the Portfolio intends to meet certain  diversification  standards under the Internal Revenue Code that must be met to relieve the  Portfolio  of  liability  for Federal  income tax if its  earnings  are  distributed  to  shareholders.  As a non-diversified  fund, a price decline in any one of the  Portfolio's  holdings may have a greater effect on the  Portfolio's  value than on the value of a fund that is more broadly diversified.

Other Investments:

         The  Portfolio  may write (sell) put and covered call  options and  purchase  put and call options on  securities  or stock indices  that are listed on a national  securities  or  commodities  exchange.  The  Portfolio  may buy and sell  financial  futures contracts,  stock and bond  index  futures  contracts,  foreign  currency  futures  contracts  and  options  on the  foregoing.  The
Portfolio may enter into forward foreign  currency  exchange  contracts in connection  with its  investments in foreign  securities.
The Portfolio may also enter into short sales,  which are  transactions  in which the Portfolio  sells a security it does not own at the time of the sale in  anticipation  that the  market  price of the  security  will  decline.  The  Sub-advisor  expects  that the
Portfolio will use these techniques on a relatively infrequent basis.

         Additional  information  about  these  techniques  and their  risks is  included  below  under  "Certain  Risk  Factors and
Investment Methods."

         Temporary  Investments.  When the  Sub-advisor  believes  that market or general  economic  conditions  justify a temporary defensive  position,  the Portfolio will invest all or a portion of its assets in high-grade debt  securities,  including  corporate debt securities,  U.S. government  securities,  and short-term money market  instruments,  without regard to whether the issuer is a real estate  company.  While the  Portfolio is in a defensive  position,  the  opportunity  to achieve its  investment  objective of maximum total return will be limited.  The Portfolio may also invest funds awaiting  investment or funds held to satisfy  redemption requests or to pay dividends and other distributions to shareholders in short-term money market instruments.

AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO:

Investment  Objective:  The primary investment  objective of the Portfolio is to seek capital growth.  Current income is a secondary investment objective.

Principal Investment Policies and Risks:

         The Portfolio's  investment strategy utilizes  quantitative  management techniques in a two-step process that draws heavily on computer  technology.  In the first step,  the  Sub-advisor  ranks  stocks,  primarily  the 1,500  largest  publicly  traded U.S.
companies (measured by market  capitalization),  from most attractive to least attractive.  These rankings are determined by using a computer model that combines  measures of a stock's value and measures of its growth  potential.  To measure value,  the Sub-advisor uses ratios of stock price to book value and stock price to cash flow,  among  others.  To measure  growth,  the  Sub-advisor  uses, among others, the rate of growth in a company's earnings and changes in its earnings estimates.

         In the second step,  the  Sub-advisor  uses a technique  called  portfolio  optimization.  In portfolio  optimization,  the
Sub-advisor uses a computer to build a portfolio of stocks from the ranking  described  earlier that it thinks will provide the best balance between risk and expected  return.  The goal is to create an equity  portfolio that provides better returns than the S&P 500
Index without taking on significant  additional  risk.  The  Sub-advisor  attempts to create a dividend yield for the Portfolio that will be greater than that of the S&P 500.

         The  Sub-advisor  does not  attempt  to time the  market.  Instead,  it  intends to keep the  Portfolio  essentially  fully invested in stocks regardless of the movement of stock prices generally.

         Like any fund investing  primarily in common  stocks,  the Portfolio is subject to the risk that the value of the stocks it invests in will decline.  These declines could be substantial.

         Because the Portfolio is managed to an index (the S&P 500),  its  performance  will be closely tied to the  performance  of the  index.  If the S&P 500 goes  down,  it is  likely  that  the  Portfolio's  share  price  will  also go  down.  The  Portfolio's investments in  income-producing  stocks may reduce to some degree the Portfolio's  level of risk and share price  fluctuation  (and its  potential  for gain)  relative  to the S&P 500.  However,  if the stocks  that make up the S&P 500 do not have a high  dividend yield at a given time, then the Portfolio's dividend yield also will not be high.

Other Investments:

         When the  Sub-advisor  believes  that it is prudent,  the Portfolio  may invest in  securities  other than stocks,  such as convertible  securities,  foreign securities,  short-term  instruments and non-leveraged stock index futures contracts.  Stock index futures  contracts can help the  Portfolio's  cash assets remain liquid while  performing  more like stocks.  The Portfolio also may short sales "against the box."  Additional  information on these types of investments is included in this Prospectus  under "Certain
Risk Factors and Investment Methods."

         Derivative  Securities.  The Portfolio may invest in derivative  securities.  Certain of these derivative securities may be described as  "index/structured"  securities,  which are securities whose value or performance is linked to other equity  securities
(as in the case of depositary receipts),  currencies,  interest rates,  securities indices or other financial indicators ("reference indices").  The Portfolio may not invest in a derivative  security  unless the reference index or the instrument to which it relates is an eligible  investment for the Portfolio.  For example,  a security whose  underlying  value is linked to the price of oil would not be a  permissible  investment  because the  Portfolio  may not invest in oil and gas leases or futures.  The  Portfolio may make short sales "against the box."

AST INVESCO EQUITY INCOME PORTFOLIO:

Investment  Objective:  The  investment  objective of the  Portfolio is to seek capital  growth and current  income while  following sound investment practices.

Principal Investment Policies and Risks:

         The  Portfolio  seeks to achieve its  objective by investing in  securities  that are expected to produce  relatively  high levels of income and consistent,  stable returns.  The Portfolio  normally will invest at least 65% of its assets in dividend-paying common and  preferred  stocks of  domestic  and  foreign  issuers.  Up to 30% of the  Portfolio's  assets may be  invested in equity securities  that do not pay regular  dividends.  In addition,  the Portfolio  normally will have some portion of its assets invested in debt securities or convertible  bonds.  The Portfolio may invest up to 25% of its total assets in foreign  securities,  including securities of issuers in countries  considered to be developing.  These foreign  investments may serve to increase the overall risks of the Portfolio.

         The  Portfolio's  investments  in common  stocks  may,  of course,  decline in value,  which will result in declines in the
Portfolio's  share price.  Such declines could be substantial.  To minimize the risk this presents,  the Sub-advisor will not invest more than 5% of the Portfolio's  assets in the securities of any one company or more than 25% of the  Portfolio's  assets in any one industry.  In light of the Portfolio's  focus on income producing  stocks,  its risk and share price  fluctuation (and potential for gain) may be less than many other stock funds.

         Debt  Securities.  The Portfolio's  investments in debt securities will generally be subject to both credit risk and market risk.  Credit risk relates to the ability of the issuer to meet interest or principal  payments,  or both, as they come due.  Market risk relates to the fact that the market  values of debt  securities in which the Portfolio  invests  generally  will be affected by changes in the level of interest  rates.  An increase in interest  rates will tend to reduce the market  values of debt  securities, whereas a decline in interest rates will tend to increase their values.  Although the Sub-advisor  will limit the  Portfolio's  debt security  investments  to securities it believes are not highly  speculative,  both kinds of risk are increased by investing in debt securities  rated below the top four grades by Standard & Poor's  Corporation  or Moody's  Investors  Services,  Inc., or equivalent unrated debt securities ("junk bonds").

         In order to decrease its risk in investing in debt  securities,  the  Portfolio  will invest no more than 15% of its assets in junk bonds,  and in no event will the Portfolio  ever invest in a debt  security  rated below Caa by Moody's or CCC by Standard &
Poor's.  While the Sub-advisor  will monitor all of the debt  securities in the Portfolio for the issuers'  ability to make required principal and interest  payments and other  quality  factors,  the  Sub-advisor  may retain in the  Portfolio a debt security  whose rating is changed to one below the minimum  rating  required for purchase of such a security.  For a discussion of the special risks involved in lower-rated bonds, see this Prospectus under "Certain Risk Factors and Investment Methods."

Temporary Investments:

         In periods of uncertain market and economic  conditions,  the Portfolio may assume a defensive  position with up to 100% of its assets  temporarily  invested in high quality  corporate  bonds or notes or government  securities,  or held in cash.  While the
Portfolio is in a defensive position, the opportunity to achieve its investment objective may be limited.

AST PIMCO TOTAL RETURN BOND PORTFOLIO:

Investment  Objective:  The investment objective of the Portfolio is to seek to maximize total return,  consistent with preservation of capital and prudent investment management.

Principal Investment Policies and Risks:

         The Portfolio will invest at least 65% of its assets in the following types of fixed income securities;

o        securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities;
o        corporate debt securities, including convertible securities and commercial paper;
o        mortgage and other asset-backed securities;
o        structured notes, including hybrid or "indexed" securities, and loan participations;
o        delayed funding loans and revolving credit securities;
o        bank certificates of deposit, fixed time deposits and bankers' acceptances;
o        repurchase agreements and reverse repurchase agreements;
o        obligations of foreign governments or their subdivisions, agencies and instrumentalities; and
o        obligations of international agencies or supranational entities.

Portfolio holdings will be concentrated in areas of the bond market (based on quality,  sector,  interest rate or maturity) that the
Sub-advisor  believes  to  be  relatively  undervalued.  In  selecting  fixed  income  securities,  the  Sub-advisor  uses  economic forecasting,  interest rate  anticipation,  credit and call risk analysis,  foreign currency  exchange rate  forecasting,  and other securities  selection  techniques.  The proportion of the Portfolio's  assets  committed to investment in securities with particular characteristics  (such as  maturity,  type and coupon  rate) will vary based on the  Sub-advisor's  outlook for the U.S. and foreign economies,  the financial markets,  and other factors.  The management of duration (a measure of a fixed income security's  expected life that  incorporates  its yield,  coupon  interest  payments,  final  maturity and call  features into one measure) is one of the fundamental tools used by the Sub-advisor.

         The  Portfolio  will  invest in  fixed-income  securities  of varying  maturities.  The average  portfolio  duration of the
Portfolio  generally will vary within a three- to six-year time frame based on the  Sub-advisor's  forecast for interest rates.  The
Portfolio may invest up to 10% of its assets in fixed income  securities  that are rated below  investment  grade ("junk bonds") but are rated B or higher by Moody's Investors  Services,  Inc.  ("Moody's") or Standard & Poor's  Corporation  ("S&P") (or, if unrated, determined by the Sub-advisor to be of comparable quality).

         Generally,  over the long term, the return obtained by a portfolio  investing  primarily in fixed income securities such as the  Portfolio is not expected to be as great as that  obtained by a portfolio  investing  in equity  securities.  At the same time, the risk and price  fluctuation  of a fixed  income fund is expected  to be less than that of an equity  portfolio,  so that a fixed income  portfolio is generally  considered to be a more  conservative  investment.  However,  the  Portfolio can and routinely  does invest in certain complex fixed income  securities  (including  various types of  mortgage-backed  and asset-backed  securities) and engage in a number of investment  practices  (including  futures,  swaps and dollar rolls) as described below, that many other fixed income  funds do not  utilize.  These  investments  and  practices  are  designed to increase  the  Portfolio's  return or hedge its investments, but may increase the risk to which the Portfolio is subject.

         Like other  fixed  income  funds,  the  Portfolio  is subject to market  risk.  Bond values  fluctuate  based on changes in interest  rates,  market  conditions,  investor  confidence  and  announcements  of economic,  political  or financial  information.
Generally,  the value of fixed income  securities  will change  inversely with changes in market  interest  rates. As interest rates rise, market value tends to decrease.  This risk will be greater for long-term  securities than for short-term  securities.  Certain mortgage-backed  and  asset-backed  securities  and  derivative  instruments  in which the Portfolio may invest may be  particularly sensitive to changes in interest rates.  The Portfolio is also subject to credit risk,  which is the  possibility  that an issuer of a security (or a  counterparty  to a derivative  contract)  will default or become  unable to meet its  obligation.  Generally,  the lower the rating of a security, the higher its degree of credit risk.

         The following  paragraphs  describe some specific types of fixed-income  investments  that the Portfolio may invest in, and some of the investment  practices that the Portfolio will engage in. More  information  about some of these  investments,  including futures,  options and  mortgage-backed  and  asset-backed  securities,  is included below under "Certain Risk Factors and Investment
Methods."

         U.S.  Government  Securities.  The Portfolio may invest in various types of U.S.  Government  securities,  including  those that are supported by the full faith and credit of the United  States;  those that are supported by the right of the issuing  agency to borrow from the U.S.  Treasury;  those that are supported by the discretionary  authority of the U.S.  Government to purchase the agency's obligations; and still others that are supported only by the credit of the instrumentality.

         Corporate  Debt  Securities.  Corporate  debt  securities  include  corporate  bonds,  debentures,  notes and other similar instruments,  including  convertible  securities and preferred stock.  Debt securities may be acquired with warrants  attached.  The rate of return or return of principal on some debt  obligations  may be linked or indexed to exchange rates between the U.S.  dollar and a foreign currency or currencies.

         While the  Sub-advisor  may regard some countries or companies as favorable  investments,  pure fixed income  opportunities may be unattractive  or limited due to  insufficient  supply or legal or technical  restrictions.  In such cases,  the Portfolio may consider equity securities or convertible bonds to gain exposure to such investments.

         Variable and Floating Rate  Securities.  Variable and floating  rate  securities  provide for a periodic  adjustment in the interest  rate  paid on the  obligations.  The  interest  rates  on these  securities  are tied to  other  interest  rates,  such as money-market  indices or Treasury bill rates, and reset  periodically.  While these securities  provide the Portfolio with a certain degree of protection  against losses caused by rising interest rates, they will cause the Portfolio's  interest income to decline if market interest rates decline.

         Inflation-Indexed  Bonds.  Inflation-indexed  bonds are fixed  income  securities  whose  principal  value is  periodically adjusted  according to the rate of  inflation.  The interest rate on these bonds is fixed at issuance,  and is generally  lower than the interest rate on typical  bonds.  Over the life of the bond,  however,  this  interest  will be paid based on a principal  value that has been adjusted for inflation.  Repayment of the adjusted  principal  upon maturity may be  guaranteed,  but the market value of the bonds is not  guaranteed,  and will  fluctuate.  The  Portfolio may invest in  inflation-indexed  bonds that do not provide a repayment guarantee.  While these securities are expected to be protected from long-term  inflationary trends,  short-term increases in inflation may lead to losses.

         Catastrophe  Bonds.  Catastrophe  bonds are fixed  income  securities  for which the  return of  principal  and  payment of interest is contingent upon the  non-occurrence  of a specific  "trigger" event. The trigger event may be, for example,  a hurricane or an earthquake in a specific  geographic region that causes losses exceeding a specific amount.  If the trigger event occurs,  the
Portfolio  may lose all or a portion of the amount it  invested in the bond.  Catastrophe  bonds may also  expose the  Portfolio  to certain other risks, including default, adverse regulatory interpretation, and adverse tax consequences.

         Mortgage-Related  and Other  Asset-Backed  Securities.  The Portfolio may invest all of its assets in  mortgage-backed  and other asset-backed  securities,  including  collateralized mortgage obligations.  The value of some mortgage-backed and asset-backed securities in which the Portfolio invests may be particularly sensitive to changes in market interest rates.

         Reverse Repurchase  Agreements and Dollar Rolls. In addition to entering into reverse  repurchase  agreements (as described below under "Certain Risk Factors and Investment  Methods"),  the Portfolio may also enter into dollar rolls.  In a dollar roll, the
Portfolio  sells  mortgage-backed  or other  securities for delivery in the current month and  simultaneously  contracts to purchase substantially  similar  securities on a specified future date. The Portfolio  forgoes  principal and interest paid on the securities sold in a dollar  roll,  but the  Portfolio is  compensated  by the  difference  between the sales price and the lower price for the future  purchase,  as well as by any  interest  earned  on the  proceeds  of the  securities  sold.  The  Portfolio  also  could  be compensated  through the receipt of fee income.  Reverse  repurchase  agreements  and dollar  rolls can be viewed as  collateralized borrowings and, like other borrowings,  will tend to exaggerate  fluctuations in Portfolio's share price and may cause the Portfolio to need to sell portfolio securities at times when it would otherwise not wish to do so.

         Foreign  Securities.  The Portfolio may invest up to 20% of its assets in securities  denominated in foreign currencies and may invest beyond this limit in U.S.  dollar-denominated  securities of foreign  issuers.  The Portfolio may invest up to 10% of its assets in securities of issuers based in developing  countries (as  determined by the  Sub-advisor).  The Portfolio may buy and sell foreign  currency  futures  contracts and options on foreign  currencies  and foreign  currency  futures  contracts,  and enter into forward  foreign  currency  exchange  contracts for the purpose of hedging  currency  exchange  risks  arising from the  Portfolio's investment or anticipated investment in securities denominated in foreign currencies.

         Short Sales  "Against the Box." The  Portfolio  may sell  securities  short  "against  the box." For a  discussion  of this practice, see this Prospectus under "Certain Risk Factors and Investment Methods."

         Derivative  Instruments.  The Portfolio may purchase and write call and put options on securities,  securities  indices and on foreign  currencies.  The  Portfolio  may invest in interest rate futures  contracts,  stock index futures  contracts and foreign currency  futures  contracts and options thereon that are traded on U.S. or foreign  exchanges or boards of trade. The Portfolio may also enter into swap agreements with respect to foreign  currencies,  interest rates and securities  indices.  The Portfolio may use these  techniques  to hedge against  changes in interest  rates,  currency  exchange  rates or  securities  prices or as part of its overall investment strategy.

         For a discussion of futures and options and their risks,  see this  Prospectus  under  "Certain Risk Factors and Investment
Methods."  The Portfolio's investments in swap agreements are described directly below.

         Swap  Agreements.  The Portfolio may enter into interest  rate,  index and currency  exchange rate swap  agreements for the purposes of  attempting  to obtain a desired  return at a lower cost than if the  Portfolio  had invested  directly in an instrument that yielded the desired  return.  Swap agreements are two-party  contracts  entered into primarily by  institutional  investors for periods  ranging from a few weeks to more than one year.  In a standard  "swap"  transaction,  the two parties agree to exchange the returns (or  differentials  in rates of return)  earned or realized on  particular  investments  or  instruments.  The returns to be exchanged  between the  parties  are  calculated  with  respect to a "notional  amount,"  i.e.,  a specified  dollar  amount that is hypothetically  invested  at a  particular  interest  rate,  in a  particular  foreign  currency,  or in a  "basket"  of  securities representing a particular  index.  Commonly used swap agreements  include  interest rate caps, under which, in return for a premium, one party  agrees to make  payments to the other to the extent  that  interest  rates  exceed a  specified  rate or "cap";  interest floors,  under which,  in return for a premium,  one party agrees to make  payments to the other to the extent that  interest  rates fall below a specified  level or "floor";  and interest rate collars,  under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels.

         Under most swap  agreements  entered into by the  Portfolio,  the parties'  obligations  are  determined  on a "net basis."
Consequently,  the Portfolio's  obligations (or rights) under a swap agreement will generally be equal only to a net amount based on the relative values of the positions held by each party.

         Whether the  Portfolio's use of swap  agreements  will be successful  will depend on the  sub-advisor's  ability to predict that certain types of investments  are likely to produce  greater returns than other  investments.  Moreover,  the Portfolio may not receive the expected  amount under a swap  agreement if the other party to the  agreement  defaults or becomes  bankrupt.  The swaps market is relatively new and is largely unregulated.

AST PIMCO LIMITED MATURITY BOND PORTFOLIO:

Investment  Objective:  The investment objective of the Portfolio is to seek to maximize total return,  consistent with preservation of capital and prudent investment management.

Principal Investment Policies and Risks:

         The Portfolio will invest at least 65% of its assets in the following types of fixed income securities;

o        securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities;
o        corporate debt securities, including convertible securities and commercial paper;
o        mortgage and other asset-backed securities;
o        structured notes, including hybrid or "indexed" securities, and loan participations;
o        delayed funding loans and revolving credit securities;
o        bank certificates of deposit, fixed time deposits and bankers' acceptances;
o        repurchase agreements and reverse repurchase agreements;
o        obligations of foreign governments or their subdivisions, agencies and instrumentalities; and
o        obligations of international agencies or supranational entities.

         Portfolio holdings will be concentrated in areas of the bond market (based on quality,  sector,  interest rate or maturity)
that the Sub-advisor  believes to be relatively  undervalued.  In selecting fixed income  securities,  the Sub-advisor uses economic forecasting,  interest rate  anticipation,  credit and call risk analysis,  foreign currency  exchange rate  forecasting,  and other securities  selection  techniques.  The proportion of the Portfolio's  assets  committed to investment in securities with particular characteristics  (such as  maturity,  type and coupon  rate) will vary based on the  Sub-advisor's  outlook for the U.S. and foreign economies,  the financial markets,  and other factors.  The management of duration (a measure of a fixed income security's  expected life that  incorporates  its yield,  coupon  interest  payments,  final  maturity and call  features into one measure) is one of the fundamental tools used by the Sub-advisor.

         The  Portfolio  will  invest in  fixed-income  securities  of varying  maturities.  The average  portfolio  duration of the
Portfolio  generally will vary within a one- to three-year time frame based on the  Sub-advisor's  forecast for interest rates.  The
Portfolio may invest up to 10% of its assets in fixed income  securities  that are rated below  investment  grade ("junk bonds") but are rated B or higher by Moody's Investors  Services,  Inc.  ("Moody's") or Standard & Poor's  Corporation  ("S&P") (or, if unrated, determined by the Sub-advisor to be of comparable quality).

         Generally,  over the long term, the return obtained by a portfolio  investing  primarily in fixed income securities such as the  Portfolio is not expected to be as great as that  obtained by a portfolio  investing  in equity  securities.  At the same time, the risk and price  fluctuation  of a fixed  income fund is expected  to be less than that of an equity  portfolio,  so that a fixed income  portfolio is generally  considered to be a more  conservative  investment.  However,  the  Portfolio can and routinely  does invest in certain complex fixed income  securities  (including  various types of  mortgage-backed  and asset-backed  securities) and engage in a number of investment  practices  (including  futures,  swaps and dollar rolls) as described below, that many other fixed income  funds do not  utilize.  These  investments  and  practices  are  designed to increase  the  Portfolio's  return or hedge its investments, but may increase the risk to which the Portfolio is subject.

         Like other  fixed  income  funds,  the  Portfolio  is subject to market  risk.  Bond values  fluctuate  based on changes in interest  rates,  market  conditions,  investor  confidence  and  announcements  of economic,  political  or financial  information.
Generally,  the value of fixed income  securities  will change  inversely with changes in market  interest  rates. As interest rates rise,  market  value  tends to  decrease.  This risk will be  greater  for  long-term  securities  than for  short-term  securities.
Therefore,  the Portfolio's  share price is expected to fluctuate less than the AST PIMCO Total Return Bond  Portfolio,  because its average  duration will be shorter.  Certain  mortgage-backed  and  asset-backed  securities and derivative  instruments in which the
Portfolio  may invest may be  particularly  sensitive to changes in interest  rates.  The  Portfolio is also subject to credit risk, which is the  possibility  that an issuer of a security (or a counterparty  to a derivative  contract) will default or become unable to meet its obligation.  Generally, the lower the rating of a security, the higher its degree of credit risk.

         The following  paragraphs  describe some specific types of fixed-income  investments  that the Portfolio may invest in, and some of the investment  practices that the Portfolio will engage in. More  information  about some of these  investments,  including futures,  options and  mortgage-backed  and  asset-backed  securities,  is included below under "Certain Risk Factors and Investment
Methods."

         U.S.  Government  Securities.  The Portfolio may invest in various types of U.S.  Government  securities,  including  those that are supported by the full faith and credit of the United  States;  those that are supported by the right of the issuing  agency to borrow from the U.S.  Treasury;  those that are supported by the discretionary  authority of the U.S.  Government to purchase the agency's obligations; and still others that are supported only by the credit of the instrumentality.

         Corporate  Debt  Securities.  Corporate  debt  securities  include  corporate  bonds,  debentures,  notes and other similar instruments,  including  convertible  securities and preferred stock.  Debt securities may be acquired with warrants  attached.  The rate of return or return of principal on some debt  obligations  may be linked or indexed to exchange rates between the U.S.  dollar and a foreign currency or currencies.

         While the  Sub-advisor  may regard some countries or companies as favorable  investments,  pure fixed income  opportunities may be unattractive  or limited due to  insufficient  supply or legal or technical  restrictions.  In such cases,  the Portfolio may consider equity securities or convertible bonds to gain exposure to such investments.

         Variable and Floating Rate  Securities.  Variable and floating  rate  securities  provide for a periodic  adjustment in the interest  rate  paid on the  obligations.  The  interest  rates  on these  securities  are tied to  other  interest  rates,  such as money-market  indices or Treasury bill rates, and reset  periodically.  While these securities  provide the Portfolio with a certain degree of protection  against losses caused by rising interest rates, they will cause the Portfolio's  interest income to decline if market interest rates decline.

         Inflation-Indexed  Bonds.  Inflation-indexed  bonds are fixed  income  securities  whose  principal  value is  periodically adjusted  according to the rate of  inflation.  The interest rate on these bonds is fixed at issuance,  and is generally  lower than the interest rate on typical  bonds.  Over the life of the bond,  however,  this  interest  will be paid based on a principal  value that has been adjusted for inflation.  Repayment of the adjusted  principal  upon maturity may be  guaranteed,  but the market value of the bonds is not  guaranteed,  and will  fluctuate.  The  Portfolio may invest in  inflation-indexed  bonds that do not provide a repayment guarantee.  While these securities are expected to be protected from long-term  inflationary trends,  short-term increases in inflation may lead to losses.

         Catastrophe  Bonds.  Catastrophe  bonds are fixed  income  securities  for which the  return of  principal  and  payment of interest is contingent upon the  non-occurrence  of a specific  "trigger" event. The trigger event may be, for example,  a hurricane or an earthquake in a specific  geographic region that causes losses exceeding a specific amount.  If the trigger event occurs,  the
Portfolio  may lose all or a portion of the amount it  invested in the bond.  Catastrophe  bonds may also  expose the  Portfolio  to certain other risks, including default, adverse regulatory interpretation, and adverse tax consequences.

         Mortgage-Related  and Other  Asset-Backed  Securities.  The Portfolio may invest all of its assets in  mortgage-backed  and other asset-backed  securities,  including collateralized mortgage obligations and stripped  mortgage-backed  securities.  The value of some  mortgage-backed  and  asset-backed  securities in which the Portfolio  invests may be particularly  sensitive to changes in market interest rates.

         Reverse Repurchase  Agreements and Dollar Rolls. In addition to entering into reverse  repurchase  agreements (as described below under "Certain Risk Factors and Investment  Methods"),  the Portfolio may also enter into dollar rolls.  In a dollar roll, the
Portfolio  sells  mortgage-backed  or other  securities for delivery in the current month and  simultaneously  contracts to purchase substantially  similar  securities on a specified future date. The Portfolio  forgoes  principal and interest paid on the securities sold in a dollar  roll,  but the  Portfolio is  compensated  by the  difference  between the sales price and the lower price for the future  purchase,  as well as by any  interest  earned  on the  proceeds  of the  securities  sold.  The  Portfolio  also  could  be compensated  through the receipt of fee income.  Reverse  repurchase  agreements  and dollar  rolls can be viewed as  collateralized borrowings and, like other borrowings,  will tend to exaggerate  fluctuations in Portfolio's share price and may cause the Portfolio to need to sell portfolio securities at times when it would otherwise not wish to do so.

         Foreign  Securities.  The Portfolio may invest up to 20% of its assets in securities  denominated in foreign currencies and may invest  beyond this limit in U.S.  dollar-denominated  securities  of foreign  issuers.  The  Portfolio may buy and sell foreign currency  futures  contracts  and options on foreign  currencies  and foreign  currency  futures  contracts,  and enter into forward foreign currency exchange  contracts for the purpose of hedging currency  exchange risks arising from the Portfolio's  investment or anticipated investment in securities denominated in foreign currencies.

         Short Sales  "Against the Box." The  Portfolio  may sell  securities  short  "against  the box." For a  discussion  of this practice, see this Prospectus under "Certain Risk Factors and Investment Methods."

         Derivative  Instruments.  The Portfolio may purchase and write call and put options on securities,  securities  indices and on foreign  currencies.  The  Portfolio  may invest in interest rate futures  contracts,  stock index futures  contracts and foreign currency  futures  contracts and options thereon that are traded on U.S. or foreign  exchanges or boards of trade. The Portfolio may also enter into swap agreements with respect to foreign  currencies,  interest rates and securities  indices.  The Portfolio may use these  techniques  to hedge against  changes in interest  rates,  currency  exchange  rates or  securities  prices or as part of its overall investment strategy.

         For a discussion of futures and options and their risks,  see this  Prospectus  under  "Certain Risk Factors and Investment
Methods."  The Portfolio's investments in swap agreements are described directly below.

         Swap  Agreements.  The Portfolio may enter into interest  rate,  index and currency  exchange rate swap  agreements for the purposes of  attempting  to obtain a desired  return at a lower cost than if the  Portfolio  had invested  directly in an instrument that yielded the desired  return.  Swap agreements are two-party  contracts  entered into primarily by  institutional  investors for periods  ranging from a few weeks to more than one year.  In a standard  "swap"  transaction,  the two parties agree to exchange the returns (or  differentials  in rates of return)  earned or realized on  particular  investments  or  instruments.  The returns to be exchanged  between the  parties  are  calculated  with  respect to a "notional  amount,"  i.e.,  a specified  dollar  amount that is hypothetically  invested  at a  particular  interest  rate,  in a  particular  foreign  currency,  or in a  "basket"  of  securities representing a particular  index.  Commonly used swap agreements  include  interest rate caps, under which, in return for a premium, one party  agrees to make  payments to the other to the extent  that  interest  rates  exceed a  specified  rate or "cap";  interest floors,  under which,  in return for a premium,  one party agrees to make  payments to the other to the extent that  interest  rates fall below a specified  level or "floor";  and interest rate collars,  under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels.

         Under most swap  agreements  entered into by the  Portfolio,  the parties'  obligations  are  determined  on a "net basis."
Consequently,  the Portfolio's  obligations (or rights) under a swap agreement will generally be equal only to a net amount based on the relative values of the positions held by each party.

         Whether the  Portfolio's use of swap  agreements  will be successful  will depend on the  sub-advisor's  ability to predict that certain types of investments  are likely to produce  greater returns than other  investments.  Moreover,  the Portfolio may not receive the expected  amount under a swap  agreement if the other party to the  agreement  defaults or becomes  bankrupt.  The swaps market is relatively new and is largely unregulated.

PORTFOLIO TURNOVER:

         Each  Portfolio  may sell its  portfolio  securities,  regardless  of the length of time that they have been  held,  if the
Sub-advisor  and/or  the  Investment  Manager  determines  that it would be in the  Portfolio's  best  interest  to do so. It may be appropriate to buy or sell portfolio  securities due to economic,  market, or other factors that are not within the Sub-advisor's or
Investment  Manager's  control.  Such  transactions  will increase a Fund's  "portfolio  turnover." A 100%  portfolio  turnover rate would occur if all of the securities in a portfolio of investments were replaced during a given period.

         Although  turnover  rates may vary  substantially  from year to year, it is anticipated  that the following  Portfolios may regularly have annual rates of turnover exceeding 100%:

         AST Janus Overseas Growth Portfolio
         AST American Century International Growth Portfolio
         AST American Century International Growth Portfolio II
         AST Janus Small-Cap Growth Portfolio
         AST Kemper Small-Cap Growth Portfolio
         AST Janus Mid-Cap Growth Portfolio
         AST Neuberger Berman Mid-Cap Growth Portfolio
         AST Neuberger Berman Mid-Cap Value Portfolio
         AST Alger Growth Portfolio
         AST Marsico Capital Growth Portfolio
         AST JanCap Growth Portfolio
         AST Cohen & Steers Realty Portfolio
         AST PIMCO Total Return Bond Portfolio
         AST PIMCO Limited Maturity Bond Portfolio

         A high rate of portfolio  turnover  involves  correspondingly  higher brokerage  commission  expenses and other transaction costs, which are borne by a Portfolio and will reduce its performance.

NET ASSET VALUE:

         The net asset value per share ("NAV") of each  Portfolio is determined as of the close of the New York Stock  Exchange (the
"NYSE")  (normally 4:00 p.m.  Eastern Time) on each day that the NYSE is open for business.  NAV is determined by dividing the value of a Portfolio's total assets, less any liabilities,  by the number of total shares of that Portfolio  outstanding.  In general, the assets of each Portfolio are valued on the basis of market quotations.  However,  in certain  circumstances  where market quotations are not readily  available or are believed to be  inaccurate,  assets are valued by methods that are believed to accurately  reflect their fair value.  Because NAV is calculated  and  purchases may be made only on business  days,  and because  securities  traded on foreign  exchanges  may trade on other  days,  the value of a  Portfolio's  investments  may  change on days when  shares  cannot be purchased or redeemed.

PURCHASE AND REDEMPTION OF SHARES:

         Purchases of shares of the Portfolios may be made only by separate  accounts of Participating  Insurance  Companies for the purpose of investing assets  attributable to variable annuity  contracts and variable life insurance  policies  ("contractholders"), or by qualified plans. The separate  accounts of the  Participating  Insurance  Companies place orders to purchase and redeem shares of the Trust based on, among other  things,  the amount of premium  payments to be invested and the amount of surrender and transfer requests  to be  effected on that day under the  variable  annuity  contracts  and  variable  life  insurance  policies.  Orders are effected on days on which the NYSE is open for  trading.  Orders  received  before 4:00 P.M.  Eastern  time are  effected at the NAV determined  as of 4:00 P.M.  Eastern Time on that same day.  Orders  received  after 4:00 P.M.  Eastern Time are effected at the NAV calculated  the next  business  day.  Payment for  redemptions  will be made within  seven days after the request is  received.  The
Trust does not assess any fees, either when it sells or when it redeems its securities.  However,  surrender charges,  mortality and expense risk fees and other charges may be assessed by Participating  Insurance  Companies under the variable  annuity  contracts or variable life  insurance  policies.  Please refer to the  prospectuses  for the variable  annuity  contracts and variable  insurance policies for further information on these fees.

         As of the date of this  Prospectus,  American  Skandia Life  Assurance  Corporation  ("ASLAC")  and Kemper  Investors  Life
Insurance  Company are the only  Participating  Insurance  Companies.  The profit  sharing plan covering  employees of ASLAC and its affiliates,  which is a retirement  plan qualified under Section 401(a) of the Internal  Revenue Code of 1986, as amended,  also may directly  own shares of the  Trust.  Certain  conflicts  of  interest  may arise as a result of  investment  in the Trust by various insurance  companies for the benefit of their  contractholders  and by various qualified plans.  These conflicts could arise because of differences in the tax treatment of the various  investors,  because of actions of the Participating  Insurance  Companies and/or the qualified  plans,  or other  reasons.  The Trust does not currently  expect that any material  conflicts of interest will arise.
Nevertheless,  the Trustees  intend to monitor  events in order to identify any material  irreconcilable  conflicts and to determine what action,  if any,  should be taken in response to such  conflicts.  Should any conflict  arise that would  require a substantial amount of assets to be withdrawn from the Trust, orderly portfolio management could be disrupted.

MANAGEMENT OF THE TRUST:

Investment Manager: American Skandia Investment Services,  Incorporated ("ASISI"), One Corporate Drive, Shelton,  Connecticut,  acts as Investment  Manager to the Trust.  ASISI has served as Investment  Manager since 1992, and currently serves as Investment Manager to a total of 66  investment  company  portfolios  (including  the  Portfolios  of the  Trust).  ASISI is an  indirect  wholly-owned subsidiary  of Skandia  Insurance  Company Ltd.  ("Skandia").  Skandia is a Swedish  company that owns,  directly or  indirectly,  a number of insurance companies in many countries.  The predecessor to Skandia commenced operations in 1855.

         The Trust's  Investment  Management  Agreements with ASISI (the  "Management  Agreements")  provide that ASISI will furnish each applicable  Portfolio with investment  advice and  administrative  services subject to the supervision of the Board of Trustees and in  conformity  with the stated  policies of the  applicable  Portfolio.  The  Investment  Manager has engaged  Sub-advisors  to conduct the  investment  programs of each  Portfolio,  including  the  purchase,  retention  and sale of portfolio  securities.  The
Investment  Manager is  responsible  for  monitoring  the  activities of the  Sub-advisors  and reporting on such  activities to the
Trustees. The Investment Manager must also provide, or obtain and supervise,  the executive,  administrative,  accounting,  custody, transfer agent and shareholder servicing services that are deemed advisable by the Trustees.

         The Trust has obtained an exemption  from the Securities and Exchange  Commission  that permits ASISI,  subject to approval by the Board of  Trustees  of the Trust,  to change  sub-advisors  for a Portfolio  and to enter into new  sub-advisory  agreements, without obtaining  shareholder  approval of the changes.  This exemption (which is similar to exemptions granted to other investment companies that are organized in a similar manner as the Trust) is intended to facilitate  the efficient  supervision  and management of the sub-advisors by ASISI and the Trustees.

Sub-advisors:

         Scudder Kemper  Investments,  Inc.  ("Scudder  Kemper"),  345 Park Avenue, New York, New York, serves as Sub-advisor of the
AST Kemper  Small-Cap  Growth  Portfolio.  Scudder  Kemper is one of the largest  investment  managers in the country with more than
$298 billion under  management as of June 30, 2000 and has been engaged in the  management of investment  funds for more than eighty years.

         Peter Chin, CFA is the lead portfolio manager for the AST Kemper Small-Cap Growth  Portfolio,  and Roy C. McKay, CFA is the
other  portfolio  manager.  Both have managed the Portfolio  since June 1999. Mr. Chin is a Managing  Director of Scudder Kemper and
has been with the firm since 1973.  Mr. McKay is a Manager Director of Scudder Kemper and has been with the firm since 1988.

         Janus Capital Corporation ("Janus"),  100 Fillmore Street, Denver,  Colorado 80206-4923,  serves as Sub-advisor for the AST
Janus Overseas  Growth  Portfolio,  the AST Janus Small-Cap  Growth  Portfolio,  the AST Janus Mid-Cap Growth  Portfolio and the AST
JanCap  Growth  Portfolio.  Janus serves as  investment  advisor to the Janus Funds,  as well as advisor or  sub-advisor  to several other mutual funds and individual,  corporate,  charitable and retirement accounts.  As of June 30, 2000, Janus managed assets worth approximately $304 billion.

         The portfolio  managers  responsible for management of the AST Janus Overseas Growth  Portfolio are Helen Young Hayes,  CFA
and Laurance  Chang,  CFA. Ms. Hayes has been  managing the  Portfolio  since its  inception,  while Mr. Chang has been managing the
Portfolio  since January 2000.  Ms. Hayes is a Vice  President of Janus and joined Janus in 1987.  Mr. Chang is a Vice  President of
Janus and joined Janus in 1993.

         The AST Janus  Small-Cap  Growth  Portfolio is managed by a management  team consisting of William H. Bales and Jonathan D.
Coleman.  Mr. Bales and Mr.  Coleman have managed the  Portfolio  since Janus became the  Portfolio's  Sub-advisor  in January 1999.
Mr. Bales has been a Portfolio  Manager  since 1997 and a research  analyst  since 1993.  He joined Janus in 1991.  Mr.  Coleman has been a Portfolio Manager with Janus since 1997 and a research analyst since joining Janus in 1994.

         The portfolio  manager  responsible  for  management of the AST Janus Mid-Cap Growth  Portfolio is Matthew A. Ankrum,  CFA.
Mr.  Ankrum,  who has  managed  the  Portfolio  since its  inception,  joined  Janus as an intern in June 1996 and  became an equity research  analyst in August 1997.  Prior to joining  Janus,  Mr. Ankrum worked as a corporate  finance  analyst at William Blair and
Company from 1993 to 1995.

         The  portfolio  manager  responsible  for  management  of the AST  JanCap  Growth  Portfolio  is  Scott W.  Schoelzel.  Mr.
Schoelzel,  a Senior Portfolio Manager at Janus who has managed the Portfolio since August,  1997, joined Janus in January,  1994 as
Vice President of Investments.

         American Century Investment  Management,  Inc. ("American Century") (formerly,  Investors Research  Corporation),  American
Century Tower,  4500 Main Street,  Kansas City,  Missouri 64111,  serves as Sub-advisor for the AST American  Century  International
Growth  Portfolio,  the AST  American  Century  International  Growth  Portfolio  II and the AST  American  Century  Income & Growth
Portfolio.  American Century has been providing  investment  advisory  services to investment  companies and  institutional  clients since 1958.  As of June 30, 2000, American Century and its affiliates managed assets totaling approximately $113 billion.

         American  Century  utilizes a team of portfolio  managers,  assistant  portfolio  managers and analysts  acting together to manage the assets of the Portfolios.

         The portfolio  manager members of the portfolio team responsible for management of the AST American  Century  International
Growth Portfolio and AST American Century  International  Growth Portfolio II are Henrik Strabo and Mark S. Kopinski.  Henrik Strabo
joined American Century in 1993 as an investment  analyst,  has been a portfolio manager member of the international team since 1994 and has  managed  the AST  American  Century  International  Growth  Portfolio  since its  inception  and the AST  American  Century
International  Growth  Portfolio II since American  Century became the Portfolio's  Sub-advisor in May 2000. Mark S. Kopinski,  Vice
President and Portfolio  Manager for American  Century,  rejoined American Century in April 1997 and has co-managed the AST American
Century  International  Growth  Portfolio  since that time and the AST  American  Century  International  Growth  Portfolio II since
American  Century  became the  Portfolio's  Sub-advisor.  From June 1995 to March 1997,  Mr.  Kopinski  served as Vice President and
Portfolio  Manager for Federated  Investors,  Inc. Prior to June 1995, Mr.  Kopinski was a Vice President and Portfolio  Manager for
American Century.

         The portfolio  manager members of the portfolio team responsible for the day-to-day  management of the AST American Century
Income & Growth  Portfolio are John  Schniedwind,  Kurt Borgwardt,  Jeffrey R. Tyler and William Martin.  Mr.  Schniedwind is Senior
Vice President and Group Leader --  Quantitative  Equity for American  Century,  and has been with American  Century since 1982. Mr.
Borgwardt is Vice President,  Portfolio  Manager and Director of Quantitative  Equity  Research for American  Century,  and has been with American  Century since 1990.  Mr.  Tyler,  Senior Vice  President and  Portfolio  Manager,  joined  American  Century in 1988.
William Martin, Vice President and Senior Portfolio Manager, joined American Century in 1989.

         American  Century  became the  Sub-advisor of the AST American  Century  Income & Growth  Portfolio on May 4, 1999 upon the resignation of Putnam Investment  Management,  Inc., the previous Sub-advisor for the Portfolio.  (The AST American Century Income &
Growth Portfolio was known as the AST Putnam Value Growth & Income Portfolio.)

         Massachusetts  Financial Services Company ("MFS"),  which is located at 500 Boylston Street,  Boston,  Massachusetts 02116,
serves as Sub-advisor for the AST MFS Growth  Portfolio.  MFS and its predecessor  organizations  have a history of money management dating from 1924.  As of June 30, 2000,  the net assets under the  management  of the MFS  organization  were  approximately  $151.2 billion.

         The portfolio  managers  responsible  for the  management  of the AST MFS Growth  Portfolio are Stephen Pesek and Thomas D.
Barrett.  Mr.  Pesek,  a Vice  President of MFS, has managed the  Portfolio  since its  inception  and has been employed by MFS as a portfolio  manager since 1994. Mr.  Barrett has managed the Portfolio  since May 2000 and has been employed by MFS in the investment management  area since 1996.  Prior to joining MFS, Mr.  Barrett had been an Assistant Vice  President and Equity  Research  Analyst
with The Boston Company Asset Management, Inc.

         Lord,  Abbett & Co. ("Lord  Abbett"),  90 Hudson Street,  Jersey City, New Jersey 07302,  serves as Sub-advisor for the AST
Lord Abbett Small Cap Value  Portfolio.  Lord Abbett has been an  investment  manager for over 68 years.  As of June 30, 2000,  Lord
Abbett managed over $33 billion in a family of mutual funds and other advisory accounts.

         Lord Abbett uses a team of  investment  managers and analysts  acting  together to manage the  investments  of the AST Lord
Abbett Small Cap Value Portfolio.  Christopher J. Towle,  Partner of Lord Abbett,  heads the management team for the AST Lord Abbett
Bond-Debenture  Portfolio,  the other senior members of which include  Richard Szaro,  Michael  Goldstein and Thomas Baade,  and all
have managed the Portfolio since its inception.  Towle and Szaro have been with Lord Abbett since 1988 and 1983,  respectively.  Mr.
Goldstein has been with Lord Abbett since 1997.  Before joining Lord Abbett,  Mr.  Goldstein was a bond trader for Credit Suisse BEA
Associates  from August 1992 through April 1997.  Mr. Baade joined Lord Abbett in 1998;  prior to that he was a credit  analyst with
Greenwich Street Advisors.

         GAMCO Investors,  Inc., ("GAMCO") with principal offices located at One Corporate Center, Rye, New York 10580-1434,  serves as Sub-advisor to the AST Gabelli  Small-Cap Growth  Portfolio.  GAMCO managed  approximately  $9.6 billion in assets as of June 30,
2000 and is a wholly owned subsidiary of Gabelli Asset Management Inc.

         Mario J.  Gabelli,  CFA,  is  primarily  responsible  for the  day-to-day  management  of the AST Gabelli  Small-Cap  Value
Portfolio.  Mr.  Gabelli  has been Chief  Executive  Officer and Chief  Investment  Officer of GAMCO and its  predecessor  since the predecessor's inception in 1978.

         Fred  Alger  Management,  Inc.  ("Alger"),  One World  Trade  Center,  Suite  9333,  New York,  New York  10048,  serves as
Sub-advisor  for the AST Alger Growth  Portfolio.  Alger has been an investment  advisor since 1964, and as of June 30, 2000 managed mutual fund and other assets totaling approximately $21.2 billion.

         The portfolio  managers  responsible for the management of the AST Alger Growth  Portfolio are David Alger and Ron Tartaro.
Both have managed  this  Portfolio  since its  inception.  Mr.  Alger has been  employed by Alger since 1971 and served as Executive
Vice  President and Director of Research  prior to being named  President in 1995. Mr. Tartaro has been employed by Alger since 1990 as a senior research analyst until 1995 and as a Senior Vice President since 1995.

         Neuberger Berman Management Inc. ("NB  Management"),  605 Third Avenue,  New York, NY 10158,  serves as sub-advisor for the
AST Neuberger  Berman  Mid-Cap  Growth  Portfolio and the AST  Neuberger  Berman  Mid-Cap  Value  Portfolio.  NB Management  and its
predecessor  firms have  specialized  in the  management  of mutual  funds since 1950.  Neuberger  Berman,  LLC, an  affiliate of NB
Management,  acts as a principal  broker in the purchase and sale of portfolio  securities for the Portfolios for which it serves as
Sub-advisor,  and provides NB Management  with certain  assistance in the  management  of the  Portfolios  without added cost to the
Portfolios or ASISI. NB Management and its affiliates  manage  securities  accounts,  including mutual funds, that had approximately
$54.4 billion of assets as of June 30, 2000.

         Jennifer K. Silver and Brooke A. Cobb have been primarily  responsible  for the day-to-day  management of the AST Neuberger
Berman Mid-Cap Growth  Portfolio since NB Management  became the Portfolio's  Sub-advisor in May 1998. Ms. Silver is Director of the
Neuberger  Berman  Growth  Equity  Group,  and both she and Mr.  Cobb are Vice  Presidents  of NB  Management.  Prior to  joining NB
Management in 1997,  Ms. Silver was a portfolio  manager for several large mutual funds managed by a prominent  investment  adviser.
Prior to joining NB  Management,  Mr. Cobb was the chief  investment  officer for an investment  advisory  firm managing  individual accounts from 1995 to 1997 and, from 1992 to 1995, a portfolio manager of a large mutual fund managed by a prominent adviser.

         The portfolio  managers  responsible for the day-to-day  management of the AST Neuberger Berman Mid-Cap Value Portfolio are
Robert I. Gendelman and S. Basu Mullick.  Mr.  Gendelman has been managing the Portfolio since NB Management  became the Portfolio's
Sub-advisor  in May 1998,  and Mr.  Mullick has been managing the  Portfolio  since  October  1998.  Mr.  Gendelman has been with NB
Management  since 1994,  where he is  currently a Vice  President.  Mr.  Mullick has been a Vice  President of NB  Management  since
October 1998.  From 1993 to 1998, Mr. Mullick was a portfolio manager for a prominent investment adviser.

         Marsico  Capital  Management,  LLC  ("Marsico  Capital"),  1200 17th  Street,  Suite  1300,  Denver,  CO  80202,  serves as
Sub-advisor  for the AST Marsico  Capital  Growth  Portfolio.  Thomas F. Marsico,  Chairman and Chief  Executive  Officer of Marsico
Capital,  has had primary  responsibility  for management of the Portfolio since its inception.  Prior to forming Marsico Capital in
September,  1997, Mr. Marsico served as Executive Vice President and Portfolio Manager at Janus Capital Corporation  ("Janus").  Mr.
Marsico joined Janus in March, 1986.  As of June 30, 2000, Marsico Capital managed approximately $15.5 billion in assets.

         Cohen & Steers  Capital  Management,  Inc.  ("Cohen & Steers"),  757 Third Avenue,  New York,  New York 10017,  acts as the
Sub-advisor  for the AST Cohen & Steers Realty  Portfolio.  Cohen & Steers is the leading U.S.  manager of  portfolios  dedicated to investments in real estate investment trusts ("REITS").  As of June 30, 2000, Cohen & Steers managed  approximately  $4.3 billion in assets.

         Robert H. Steers,  Chairman,  and Martin Cohen,  President  formed Cohen & Steers in 1986 and have been responsible for the day-to-day management of the AST Cohen & Steers Realty Portfolio since its inception.

         INVESCO Funds Group, Inc.  ("INVESCO"),  7800 East Union Avenue, P.O. Box 173706,  Denver,  Colorado 80217-3706,  serves as
Sub-advisor  for the AST INVESCO Equity Income  Portfolio.  INVESCO was  established  in 1932.  AMVESCAP PLC, the parent of INVESCO, is one of the largest independent  investment  management  businesses in the world and managed  approximately $389 billion of assets as of June 30, 2000.

         The portfolio  managers  responsible  for management of the Portfolio are Charles P. Mayer and Donovan J. (Jerry) Paul. Mr.
Mayer has served as  Co-Manager of the  Portfolio  since April,  1993.  Mr. Mayer began his  investment  career in 1969 and is now a director  and senior vice  president  of  INVESCO.  From 1993 to 1994,  he was vice  president  of  INVESCO.  Mr. Paul has served as
Co-Manager of the Portfolio  since May 1994.  Mr. Paul entered the  investment  management  industry in 1976,  and has been a senior vice president of INVESCO since 1994.  From 1993 to 1994, he was president of Quixote Investment Management, Inc.

         Pacific Investment Management Company LLC ("PIMCO"),  840 Newport Center Drive, Suite 300, Newport Beach,  California 92660
serves as Sub-advisor  for the AST PIMCO Total Return Bond  Portfolio and the AST PIMCO Limited  Maturity Bond  Portfolio.  PIMCO is
an investment counseling firm founded in 1971 and, as of June 30, 2000, had approximately $199 billion of assets under management.

         The portfolio  manager  responsible  for  management of the AST PIMCO Total Return Bond Portfolio and the AST PIMCO Limited
Maturity  Bond  Portfolio  is William H. Gross.  Mr.  Gross is managing  director of PIMCO has been  associated  with the firm since
1971, and has managed each Portfolio since their respective commencement of operations.

Fees and Expenses:

         Investment  Management  Fees.  ASISI receives a fee,  payable each month,  for the performance of its services.  ASISI pays each  Sub-advisor a portion of such fee for the  performance of the  Sub-advisory  services at no additional  cost to any Portfolio.
The Investment  Management fee for each Portfolio will differ,  reflecting the differing  objectives,  policies and  restrictions of each  Portfolio.  Each  Portfolio's  fee is accrued  daily for the  purposes of  determining  the sale and  redemption  price of the
Portfolio's  shares.  The fees paid to ASISI for the fiscal year ended  December  31, 1999 by each  Portfolio  that was in operation for that entire fiscal year, stated as a percentage of the Portfolio's average daily net assets, were as follows:

Portfolio:                                                                               Annual Rate:
----------                                                                               ------------

AST Janus Overseas Growth Portfolio:                                                         1.00%
AST American Century International Growth Portfolio:                                         1.00%
AST American Century International Growth Portfolio II:                                      1.00%
AST Janus Small-Cap Growth Portfolio:                                                        0.90%
AST Kemper Small-Cap Growth Portfolio:                                                       0.95%
AST Lord Abbett Small Cap Value Portfolio:                                                   0.95%
AST Gabelli Small-Cap Value Portfolio:                                                       0.90%
AST Neuberger Berman Mid-Cap Growth Portfolio:                                               0.85%
AST Neuberger Berman Mid-Cap Value Portfolio:                                                0.82%
AST Marsico Capital Growth Portfolio:                                                        0.90%
AST JanCap Growth Portfolio:                                                                 0.87%
AST Cohen & Steers Realty Portfolio:                                                         1.00%
AST American Century Income & Growth Portfolio:                                              0.75%
AST INVESCO Equity Income Portfolio:                                                         0.75%
AST PIMCO Total Return Bond Portfolio:                                                       0.65%
AST PIMCO Limited Maturity Bond Portfolio:                                                   0.65%

         The investment  management fee rate for the AST Janus Mid-Cap Growth Portfolio,  which commenced operations in May 2000, is an annual  rate of 1.00% of the  average  daily net assets of the  Portfolio.  The  investment  management  fee rate for the AST MFS
Growth  Portfolio,  which  commenced  operations  during  1999,  is an annual  rate of .90% of the  average  daily net assets of the
Portfolio.  The investment  management fee rate for the AST Alger Growth Portfolio,  which had not commenced operations prior to the date of this Prospectus, is an annual rate of .75% of the average daily net assets of the Portfolio.

         For more information  about investment  management  fees,  including  voluntary fee waivers and the fee rates applicable at various  asset  levels,  and the fees  payable by ASISI to each of the  Sub-advisors,  please see the Trust's SAI under  "Investment
Advisory and Other Services."

         Other Expenses.  In addition to Investment  Management  fees, each Portfolio pays other expenses,  including costs incurred in connection  with the  maintenance  of its  securities  law  registrations,  printing and mailing  prospectuses  and statements of additional  information to shareholders,  certain office and financial  accounting  services,  taxes or governmental fees, brokerage commissions,  custodial,  transfer and shareholder servicing agent costs,  expenses of outside counsel and independent  accountants, preparation  of  shareholder  reports  and  expenses  of trustee  and  shareholder  meetings.  The Trust may also pay  Participating
Insurance Companies for printing and delivery of certain documents (including  prospectuses,  semi-annual and annual reports and any proxy  materials) to holders of variable  annuity  contracts and variable life  insurance  policies whose assets are invested in the
Trust.  Expenses not directly  attributable to any specific  Portfolio or Portfolios are allocated on the basis of the net assets of the Portfolios.

         Distribution  Plan.  The Trust has  adopted a  Distribution  Plan (the  "Distribution  Plan")  under Rule  12b-1  under the
Investment  Company Act of 1940 to permit American Skandia  Marketing,  Inc.  ("ASM"),  an affiliate of ASISI, to receive  brokerage commissions in connection  with purchases and sales of securities held by the  Portfolios,  and to use these  commissions to promote the sale of shares of the  Portfolios.  Under the  Distribution  Plan,  transactions  for the purchase and sale of securities  for a
Portfolio  may be directed to certain  brokers  for  execution  ("clearing  brokers")  who have agreed to pay part of the  brokerage commissions  received on these  transactions to ASM for  "introducing"  transactions to the clearing  broker.  In turn, ASM will use the brokerage  commissions  received as an introducing  broker to pay various  distribution-related  expenses,  such as advertising, printing  of  sales  materials,  and  payments  to  dealers.  No  Portfolio  will  pay any new fees or  charges  resulting  from the
Distribution  Plan,  nor is it  expected  that the  brokerage  commissions  paid by a  Portfolio  will  increase  as the  result  of implementation of the Distribution Plan.

TAX MATTERS:

         Each Portfolio  intends to distribute  substantially  all its net investment  income.  Dividends from investment income are expected to be declared  and  distributed  annually,  although  the  Trustees of the Trust may decide to declare  dividends at other intervals.  Similarly,  any net realized  long- and short-term  capital gains of each Portfolio will be declared and  distributed at least  annually  either  during  or after  the close of the  Portfolio's  fiscal  year.  Distributions  will be made to the  various separate accounts of the Participating  Insurance  Companies and to qualified plans (not to holders of variable insurance  contracts or to plan  participants)  in the form of additional  shares (not in cash).  The result is that the  investment  performance  of the
Portfolios,  either in the form of dividends  or capital  gains,  will be  reflected  in the value of the variable  contracts or the qualified plans.

         Holders of variable  annuity  contracts or variable  life  insurance  policies  should  consult the  prospectuses  of their respective  contracts or policies for  information on the federal income tax  consequences  to such holders,  and plan  participants should  consult any applicable  plan documents for  information on the federal  income tax  consequences  to such  participants.  In addition,  variable  contract owners and qualified plan  participants  may wish to consult with their own tax advisors as to the tax consequences of investments in the Trust, including the application of state and local taxes.

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FINANCIAL  HIGHLIGHTS:  The  financial  highlights  table is  intended to help you  understand  the  Portfolios'  financial performance  for the past five years (or,  for  Portfolios  that have not been in  operation  for five  years,  since their inceptions).  Certain  information  reflects  financial  results for a single  Portfolio  share.  The total  returns in the table  represent the rate that an investor would have earned or lost in a Portfolio.  Except for the financial  information for the period ended June 30, 2000,  which is  unaudited,  the  information  has been audited by Deloitte & Touche LLP, the
Trust's independent  auditors.  The report of the independent  auditors,  along with the Portfolios'  financial statements, are included in the annual  reports of the separate  accounts  funding the variable  annuity  contracts  and variable  life insurance  policies,  which are  available  without  charge  upon  request to the Trust at One  Corporate  Drive,  Shelton,
Connecticut or by calling (800) 752-6342.  No financial  information is included for the AST Alger Growth Portfolio,  which had not commenced operations prior to October 23, 2000.

                                                  INCREASE (DECREASE) FROM
                                                           INVESTMENT OPERATIONS                            LESS DISTRIBUTIONS

                               NET ASSET       NET                                                                        NET ASSET
                                VALUE      INVESTMENT   NET REALIZED   TOTAL FROM    FROM NET   FROM NET                     VALUE
                   PERIOD      BEGINNING     INCOME    & UNREALIZED    INVESTMENT   INVESTMENT  REALIZED      TOTAL           END
PORTFOLIO          ENDED        OF PERIOD      (LOSS)     GAIN (LOSS)   OPERATIONS   INCOME      GAINS     DISTRIBUTIONS  OF PERIOD

AST JanCap Growth  06/30/00**   $55.21       $(0.10)      $(3.45)      $(3.55)       $(0.07)    $(4.45)      $(4.52)        $47.14
                   12/31/99      37.00          0.05        19.65        19.70            --     (1.49)       (1.49)         55.21
                   12/31/98      23.15          0.04        15.10        15.14        (0.08)     (1.21)       (1.29)         37.00
                   12/31/97      18.79          0.06         5.16         5.22        (0.05)     (0.81)       (0.86)         23.15
                   12/31/96      15.40          0.02         4.19         4.21        (0.02)     (0.80)       (0.82)         18.79
                   12/31/95      11.22          0.06         4.18         4.24        (0.06)         --       (0.06)         15.40

AST Neuberger Berman 06/30/00** $13.32         $0.02        $0.62        $0.64       $(0.04)    $(0.05)       $(0.09)       $13.87
Mid-Cap Value***   12/31/99      13.16          0.10         0.60         0.70        (0.24)     (0.30)       (0.54)         13.32
                   12/31/98      15.15          0.21       (0.52)       (0.31)        (0.36)     (1.32)       (1.68)         13.16
                   12/31/97      12.83          0.32         2.87         3.19        (0.36)     (0.51)       (0.87)         15.15
                   12/31/96      11.94          0.36         0.97         1.33        (0.44)         --       (0.44)         12.83
                   12/31/95       9.87          0.40         2.09         2.49        (0.42)         --       (0.42)         11.94

AST PIMCO Total    06/30/00**   $10.99         $0.32        $0.10        $0.42       $(0.60) $       --      $(0.60)        $10.81
Return Bond        12/31/99      12.02          0.58       (0.71)       (0.13)        (0.52)     (0.38)       (0.90)         10.99
                   12/31/98      11.72          0.49         0.56         1.05        (0.51)     (0.24)       (0.75)         12.02
                   12/31/97      11.11          0.48         0.58         1.06        (0.45)         --       (0.45)         11.72
                   12/31/96      11.34          0.46       (0.10)         0.36        (0.28)     (0.31)       (0.59)         11.11
                   12/31/95       9.75          0.25         1.55         1.80        (0.21)         --       (0.21)         11.34

AST INVESCO Equity 06/30/00**   $18.65         $0.18        $0.04        $0.22       $(0.36)    $(1.40)      $(1.76)        $17.11
Income             12/31/99      17.50          0.36         1.61         1.97        (0.32)     (0.50)       (0.82)         18.65
                   12/31/98      16.51          0.31         1.81         2.12        (0.32)     (0.81)       (1.13)         17.50
                   12/31/97      13.99          0.31         2.84         3.15        (0.26)     (0.37)       (0.63)         16.51
                   12/31/96      12.50          0.27         1.79         2.06        (0.24)     (0.33)       (0.57)         13.99
                   12/31/95       9.75          0.25         2.65         2.90        (0.15)         --       (0.15)         12.50

AST Janus Small-Cap 06/30/00**  $42.61       $(0.10)      $(6.41)      $(6.51)       $    --    $(4.01)      $(4.01)        $32.09
Growth+            12/31/99      17.61        (0.03)        25.03        25.00            --         --           --         42.61
                   12/31/98      17.81        (0.08)         0.73         0.65            --     (0.85)       (0.85)         17.61
                   12/31/97      16.80        (0.05)         1.06         1.01            --         --           --         17.81
                   12/31/96      14.25        (0.03)         2.85         2.82            --     (0.27)       (0.27)         16.80
                   12/31/95      10.84        (0.04)         3.54         3.50        (0.09)         --       (0.09)         14.25

AST American Century 06/30/00** $16.67       $(0.01)       $(1.17)      $(1.18)       $(0.03)    $(1.64)      $(1.67)        $13.82
International Growth II++12/31/9913.39         0.06          3.95         4.01        (0.09)     (0.64)       (0.73)         16.67
                   12/31/98      12.09         0.08          1.59         1.67        (0.14)     (0.23)       (0.37)         13.39
                   12/31/97      12.07         0.09          0.08         0.17        (0.07)     (0.08)       (0.15)         12.09
                   12/31/96      10.65         0.06          1.44         1.50        (0.08)         --       (0.08)         12.07
                   12/31/95       9.62         0.07          0.99         1.06        (0.01)     (0.02)       (0.03)         10.65

---------------------------------------------------------------------------------------------------------------------------
(1) Annualized.
* For 1999 and 2000,  includes  commissions  received by American Skandia  Marketing,  Inc. under the Trust's  Distribution
Plan, as described in this Prospectus under "Management of the Trust - Distribution Plan".
** Unaudited.
*** Prior to May 1, 1998,  Federated  Investment  Counseling  served as  Sub-advisor  to the AST Neuberger  Berman  Mid-Cap
Value Portfolio  (formerly,  the Federated  Utility Income  Portfolio).  Neuberger  Berman  Management,  Inc. has served as
Sub-advisor to the Portfolio since May 1, 1998.
+ Prior to January 1, 1999,  Founders Asset  Management LLC served as  Sub-advisor to the AST Janus  Small-Cap  Growth Fund
(formerly,  the Founders  Capital  Appreciation  Portfolio).  Janus Capital  Corporation  has served as  Sub-advisor to the
Portfolio since January 1, 1999.
++ Prior to May 1,  2000,  Rowe  Price-Fleming  International,  Inc.  served as  Sub-advisor  to the AST  American  Century
International  Growth  Portfolio II (formerly,  the AST T. Rowe Price  International  Equity  Portfolio).  American Century
Investment Management, Inc. has served as Sub-advisor to the Portfolio since May 1, 2000.

                                                                            RATIOS OF EXPENSES
               SUPPLEMENTAL DATA                                           TO AVERAGE NET ASSETS*

                                                                 AFTER ADVISORY       BEFORE ADVISORY          RATIO OF NET
                NET ASSETS AT            PORTFOLIO                 FEE WAIVER           FEE WAIVER          INVESTMENT INCOME
TOTAL           END OF PERIOD            TURNOVER                  AND EXPENSE          AND EXPENSE         (LOSS) TO AVERAGE
RETURN            (IN 000'S)               RATE                  REIMBURSEMENT         REIMBURSEMENT            NET ASSETS

(7.24%)        $5,905,963                    16%                    1.01%(1)              1.05%(1)                (0.40%)(1)
  55.01%        5,923,778                    35%                    1.00%                 1.04%                    0.12%
  68.26%        3,255,658                    42%                    1.02%                 1.04%                    0.16%
  28.66%        1,511,602                    94%                    1.07%                 1.08%                    0.24%
  28.36%          892,324                    79%                    1.10%                 1.10%                    0.25%
  37.98%          431,321                   113%                    1.12%                 1.12%                    0.51%

   4.95%         $677,747                    92%                    1.23%(1)              1.23%(1)                 0.29%(1)
   5.67%          664,383                   176%                    1.13%                 1.13%                    0.39%
  (2.33%)         271,968                   208%                    1.05%                 1.05%                    1.83%
  26.42%          201,143                    91%                    0.90%                 0.90%                    3.34%
  11.53%          123,138                    81%                    0.93%                 0.93%                    3.14%
  26.13%          107,399                    71%                    0.93%                 0.93%                    4.58%

   3.97%       $1,133,405                   155%                    0.82%(1)              0.82%(1)                 6.17%(1)
  (1.09%)       1,005,763                   227%                    0.82%                 0.82%                    5.46%
   9.46%          896,497                   231%                    0.83%                 0.83%                    5.24%
   9.87%          572,100                   320%                    0.86%                 0.86%                    5.56%
   3.42%          360,010                   403%                    0.89%                 0.89%                    5.38%
  18.78%          225,335                   124%                    0.89%                 0.89%                    5.95%

   1.88%       $1,145,436                    33%                    0.95%(1)              0.95%(1)               2.21%(1)
  11.74%        1,048,064                    76%                    0.93%                 0.93%                  2.10%
  13.34%          831,482                    67%                    0.93%                 0.93%                  2.17%
  23.33%          602,105                    73%                    0.95%                 0.95%                  2.54%
  17.09%          348,680                    58%                    0.98%                 0.98%                  2.83%
  30.07%          176,716                    89%                    0.98%                 0.98%                  3.34%

 (18.05%)      $1,052,163                    53%                     1.05%(1)             1.05%(1)             (0.50%)(1)
  141.96%       1,443,211                   116%                     1.08%                1.08%                (0.46%)
    3.49%         285,847                   100%                     1.12%                1.12%                (0.53%)
    6.01%         278,258                    77%                     1.13%                1.13%                (0.32%)
   20.05%         220,068                    69%                     1.16%                1.16%                (0.38%)
   32.56%          90,460                    68%                     1.22%                1.22%                (0.28%)

  (7.95%)        $453,284                   102%                     1.26%(1)             1.26%(1)               0.06%(1)
  31.95%          516,824                    29%                     1.26%                1.26%                  0.47%
  14.03%          472,161                    32%                     1.25%                1.25%                  0.60%
   1.36%          464,456                    19%                     1.26%                1.26%                  0.71%
  14.17%          402,559                    11%                     1.30%                1.30%                  0.84%
  11.09%          195,667                    17%                     1.33%                1.33%                  1.03%

---------------------------------------------------------------------------------------------------------------------------

AMERICAN SKANDIA TRUST
FINANCIAL HIGHLIGHTS
PER SHARE DATA (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                     INCREASE (DECREASE) FROM
                                                      INVESTMENT OPERATIONS                      LESS DISTRIBUTIONS

                               NET ASSET       NET                                                                        NET ASSET
                                VALUE      INVESTMENT   NET REALIZED   TOTAL FROM    FROM NET   FROM NET                    VALUE
                      PERIOD   BEGINNING     INCOME    & UNREALIZED    INVESTMENT   INVESTMENT  REALIZED      TOTAL          END
PORTFOLIO             ENDED     OF PERIOD      (LOSS)     GAIN (LOSS)   OPERATIONS   INCOME      GAINS     DISTRIBUTIONS  OF PERIOD

AST Neuberger Berman  06/30/00** $24.03         $0.01       $3.11          $3.12   $      --     $(0.62)      $(0.62)       $26.53
Mid-Cap Growth***     12/31/99    17.26        (0.11)        8.21           8.10          --      (1.33)       (1.33)        24.03
                      12/31/98    16.61        (0.05)        3.31           3.26      (0.01)      (2.60)       (2.61)        17.26
                      12/31/97    14.39          0.01        2.36           2.37      (0.02)      (0.13)       (0.15)        16.61
                      12/31/96    12.40          0.01        2.01           2.02      (0.03)          --       (0.03)        14.39
                      12/31/95     9.97          0.04        2.40           2.44      (0.01)          --       (0.01)        12.40

AST PIMCO Limited     06/30/00** $10.84         $0.36     $(0.05)          $0.31     $(0.62)   $      --      $(0.62)       $10.53
Maturity Bond         12/31/99    11.08          0.59      (0.22)           0.37      (0.61)          --       (0.61)        10.84
                      12/31/98    11.02          0.56        0.03           0.59      (0.53)          --       (0.53)        11.08
                      12/31/97    10.81          0.55        0.22           0.77      (0.56)          --       (0.56)        11.02
                      12/31/96    10.47          0.56      (0.15)           0.41      (0.05)      (0.02)       (0.07)        10.81
                      12/31/95(2) 10.00          0.05        0.42           0.47          --          --           --        10.47

AST Janus Overseas    06/30/00** $25.10         $0.02     $(0.76)        $(0.74)     $(0.13)     $(0.18)      $(0.31)       $24.05
Growth                12/31/99    13.74        (0.03)       11.39          11.36          --          --           --        25.10
                      12/31/98    11.87          0.04        1.88           1.92      (0.05)          --       (0.05)        13.74
                      12/31/97(3) 10.00          0.02        1.85           1.87          --          --           --        11.87

AST American Century  06/30/00** $15.65         $0.03     $(0.67)        $(0.64)     $(0.08)     $(0.88)      $(0.96)       $14.05
Income & Growth++     12/31/99    13.47          0.09        2.84           2.93      (0.11)      (0.64)       (0.75)        15.65
                      12/31/98    12.23          0.11        1.38           1.49      (0.07)      (0.18)       (0.25)        13.47
                      12/31/97(3) 10.00          0.07        2.16           2.23          --          --           --        12.23

AST American Century  06/30/00** $22.40         $0.04     $(1.36)        $(1.32)  $       --     $(0.82)      $(0.82)       $20.26
International Growth  12/31/99    13.66        (0.04)        8.88           8.84          --      (0.10)       (0.10)        22.40
                      12/31/98    11.52          0.03        2.12           2.15      (0.01)          --       (0.01)        13.66
                      12/31/97(3) 10.00        (0.03)        1.55           1.52          --          --           --        11.52

AST Gabelli Small-Cap 06/30/00** $11.39         $0.05       $1.40          $1.45     $(0.07)     $(0.63)      $(0.70)       $12.14
Value+++              12/31/99    11.44          0.08      (0.03)           0.05      (0.10)          --       (0.10)        11.39
                      12/31/98    12.88          0.09      (1.42)         (1.33)      (0.05)      (0.06)       (0.11)        11.44
                      12/31/97(3) 10.00          0.06        2.82           2.88          --          --           --        12.88

AST Marsico Capital   06/30/00** $21.63        $(0.01)     $(1.40)        $(1.41)     $   --      $(0.52)      $(0.52)      $19.70
                      12/31/99    14.20        (0.03)        7.48           7.45      (0.01)      (0.01)       (0.02)        21.63
                      12/31/98    10.03            --        4.17           4.17          --          --           --        14.20
                      12/31/97(4) 10.00          0.01        0.02           0.03          --          --           --        10.03

---------------------------------------------------------------------------------------------------------------------------
(1) Annualized.
(2) Commenced operations on May 2, 1995.
(3) Commenced operations on January 2, 1997.
(4) Commenced operations on December 22, 1997.
* For 1999 and 2000,  includes  commissions  received by American Skandia  Marketing,  Inc. under the Trust's  Distribution
Plan, as described in this Prospectus under "Management of the Trust - Distribution Plan".
** Unaudited.
*** Prior to May 1, 1998,  Berger  Associates,  Inc.  served as  Sub-advisor  to the AST Neuberger  Berman  Mid-Cap  Growth
Portfolio  (formerly,  the Berger Capital Growth Portfolio).  Neuberger Berman Management Inc. has served as Sub-advisor to the Portfolio since May 1, 1998.
++ Prior to May 4, 1999,  Putnam  Investment  Management,  Inc. served as Sub-advisor to the AST American  Century Income &
Growth Portfolio  (formerly,  the AST Putnam Value Growth and Income Portfolio).  American Century  Investment  Management,
Inc. has served as Sub-advisor to the Portfolio since May 4, 1999.
+++ Prior to October 23, 2000, T. Rowe Price  Associates,  Inc.  served as Sub-advisor to the AST Gabelli  Small-Cap  Value
Portfolio  (formerly,  the AST T.  Rowe  Price  Small  Company  Value  Portfolio).  GAMCO  Investors,  Inc.  has  served as
Sub-advisor to the Portfolio since October 23, 2000.

                                                                            RATIOS OF EXPENSES
              SUPPLEMENTAL DATA_                                           TO AVERAGE NET ASSETS*

                                                                 AFTER ADVISORY       BEFORE ADVISORY        RATIO OF NET
                    NET ASSETS AT        PORTFOLIO                 FEE WAIVER           FEE WAIVER         INVESTMENT INCOME
 TOTAL              END OF PERIOD        TURNOVER                  AND EXPENSE          AND EXPENSE        (LOSS) TO AVERAGE
RETURN                (IN 000'S)          RATE                   REIMBURSEMENT         REIMBURSEMENT           NET ASSETS

   12.75%             $765,447              55%                         1.08%(1)             1.08%(1)             (0.55)%(1)
   51.37%              394,325             148%                         1.13%                1.13%                (0.71%)
   20.65%              261,792             228%                         1.07%                1.07%                (0.34%)
   16.68%              185,050             305%                         0.99%                0.99%                0.07%
   16.34%              136,247             156%                         1.01%                1.01%                0.24%
   24.42%               45,979              84%                         1.17%                1.17%                0.70%

    3.04%             $389,721              34%                         0.86%(1)             0.86%(1)             5.96%(1)
    3.37%              406,604             178%                         0.86%                0.86%                5.51%
    5.72%              349,707             263%                         0.86%                0.86%                5.70%
    7.46%              288,642              54%                         0.88%                0.88%                5.71%
    3.90%              209,013             247%                         0.89%                0.89%                5.69%
    4.70%              161,940             205%                         0.89%(1)             0.89%(1)             4.87%(1)

   (3.16%)          $1,540,152              56%                         1.17%(1)             1.18%(1)             0.33%(1)
   82.68%            1,551,045              76%                         1.23%                1.23%                (0.18%)
   16.22%              607,206              97%                         1.27%                1.27%                0.32%
   18.70%              255,705              94%                         1.35%(1)             1.35%(1)             0.36%(1)

   (3.71%)            $478,761              29%                         0.94%(1)             0.94%(1)             0.70%(1)
   22.98%              360,630             125%                         0.98%                0.98%                0.86%
   12.27%              189,871              87%                         1.00%                1.00%                1.05%
   22.30%              117,438              81%                         1.23%(1)             1.23%(1)             1.24%(1)

  (6.40%)             $301,870              54%                         1.32%(1)             1.32%(1)             0.11%(1)
   65.20%              154,226             112%                         1.50%                1.50%                (0.32%)
   18.68%               77,733             220%                         1.65%                1.65%                0.10%
   15.10%               33,125             171%                         1.75%(1)             1.75%(1)            (0.58%)(1)

   13.62%             $302,755              15%                         1.12%(1)             1.12%(1)             0.84%(1)
    0.58%              261,493              26%                         1.11%                1.11%                0.64%
 (10.53%)              304,072              10%                         1.11%                1.11%                0.93%
   28.80%              199,896               7%                         1.16%(1)             1.16%(1)             1.20%(1)

  (6.67%)           $1,908,574              61%                         1.05%(1)             1.06%(1)            (0.21)%(1)
   52.58%            1,723,736             115%                         1.08%                1.08%               (0.25%)
   41.59%              594,966             213%                         1.11%                1.11%                0.16%
     0.30%               7,299               --                         1.00%(1)             1.00%(1)             3.62%(1)

AMERICAN SKANDIA TRUST
FINANCIAL HIGHLIGHTS
PER SHARE DATA (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
                                                  INCREASE (DECREASE) FROM
                                                     INVESTMENT OPERATIONS                    LESS DISTRIBUTIONS

                               NET ASSET       NET                                                                         NET ASSET
                                VALUE      INVESTMENT   NET REALIZED   TOTAL FROM    FROM NET   FROM NET                     VALUE
                      PERIOD   BEGINNING     INCOME    & UNREALIZED    INVESTMENT   INVESTMENT  REALIZED        TOTAL         END
PORTFOLIO             ENDED     OF PERIOD      (LOSS)     GAIN (LOSS)   OPERATIONS   INCOME      GAINS     DISTRIBUTIONS   OF PERIOD

AST Cohen & Steers    06/30/00**   $8.36        $0.14        $0.70        $0.84       $(0.28)  $   --        $(0.28)        $8.92
                      12/31/99      8.41         0.33        (0.15)        0.18        (0.23)      --         (0.23)         8.36
                      12/31/98(2)  10.00         0.28        (1.87)       (1.59)         --        --          --            8.41

AST Lord Abbett       06/30/00**  $10.87  $       --        $1.29          $1.29     $1.29     $      --  $       --       $12.16
Small-Cap Value       12/31/99      9.99       (0.03)        0.91           0.88        --            --          --        10.87
                      12/31/98(2)  10.00       (0.01)          --          (0.01)       --            --          --         9.99

AST Kemper Small-Cap  06/30/00**  $15.59      $(0.03)       $0.79          $0.76$       --       $(0.89)     $(0.89)       $15.46
Growth                12/31/99(3)  10.00       (0.05)        5.64           5.59        --            --          --        15.59

AST MFS Growth        06/30/00**  $11.30       $0.01        $0.35          $0.36$       --    $       --  $       --       $11.66
                      12/31/99(4)  10.00        0.01         1.29           1.30        --            --          --        11.30

AST Janus Mid-Cap     06/30/00(5) $10.00      $ 0.02        $0.15          $0.17$       --     $      --    $     --       $10.17
Growth

---------------------------------------------------------------------------------------------------------------------------
(1) Annualized.
(2) Commenced operations on January 2, 1998.
(3) Commenced operations on January 4, 1999.
(4) Commenced operations on October 18, 1999.
(5) Commenced operations on May 1, 2000.
* For 1999 and 2000,  includes  commissions  received by American Skandia  Marketing,  Inc. under the Trust's  Distribution
Plan, as described in this Prospectus under "Management of the Trust - Distribution Plan".
** Unaudited.

                                                                            RATIOS OF EXPENSES
           SUPPLEMENTAL DATA                                                  TO AVERAGE NET ASSETS*

                                                                 AFTER ADVISORY       BEFORE ADVISORY             RATIO OF NET
                NET ASSETS AT            PORTFOLIO                 FEE WAIVER           FEE WAIVER             INVESTMENT INCOME
TOTAL           END OF PERIOD            TURNOVER                  AND EXPENSE          AND EXPENSE             (LOSS) TO AVERAGE
RETURN             (IN 000'S)              RATE                  REIMBURSEMENT         REIMBURSEMENT               NET ASSETS

   10.57%          $89,986                   34%                        1.31%(1)             1.31%(1)                4.97%(1)
    2.26%           56,697                   51%                        1.27%                1.27%                   4.95%
  (16.00%)          33,025                   18%                        1.30%(1)             1.30%(1)                5.02%(1)

   11.87%         $123,878                   36%                        1.17%(1)             1.17%(1)               (0.29)%(1)
     8.81%          74,192                   85%                        1.24%                1.24%                  (0.36%)
   (0.10%)          41,788                   58%                        1.31%(1)             1.31%(1)               (0.21%)(1)

     4.27%      $1,084,319                   65%                        1.12%(1)             1.12%(1)               (0.65%)(1)
   55.90%          841,984                  133%                        1.14%(1)             1.14%(1)               (0.67%)(1)

     3.21%         $38,168                  102%                        1.02%(1)             1.02%(1)                0.22%(1)
   13.00%            4,868                   60%                        1.35%(1)             1.35%(1)                0.76%(1)

     1.70%         $33,664                    5%                        1.26%(1)             1.26%(1)                1.76%(1)

CERTAIN RISK FACTORS AND INVESTMENT METHODS:

         The following is a description of certain  securities and investment  methods that the Portfolios may invest in or use, and certain of the risks  associated  with such securities and investment  methods.  The primary  investment  focus of each Portfolio is described above under "Investment  Objective and Policies" and an investor should refer to that section to obtain  information about each Portfolio.  In general,  whether a particular  Portfolio may invest in a specific type of security or use an investment  method is  described  above or in the  Company's  SAI under  "Investment  Programs of the Funds." As noted  below,  however,  certain  risk factors and investment methods apply to all or most of the Portfolios.

DERIVATIVE INSTRUMENTS:

         To the extent  permitted by the  investment  objectives  and policies of a Portfolio,  a Portfolio may invest in securities and other  instruments  that are commonly  referred to as  "derivatives."  For  instance,  a Portfolio may purchase and write (sell)
call and put options on  securities,  securities  indices and foreign  currencies,  enter into futures  contracts and use options on futures contracts,  and enter into swap agreements with respect to foreign  currencies,  interest rates, and securities  indices. In general,  derivative  instruments  are securities or other  instruments  whose value is derived from or related to the value of some other instrument or asset.

         There are many types of derivatives  and many  different  ways to use them.  Some  derivatives  and  derivative  strategies involve  very  little  risk,  while  others can be  extremely  risky and can lead to losses in excess of the amount  invested in the derivative.  A Portfolio  may use  derivatives  to hedge against  changes in interest  rates,  foreign  currency  exchange  rates or securities  prices,  to  generate  income,  as a low cost method of gaining  exposure  to a  particular  securities  market  without investing directly in those securities, or for other reasons.

         The use of these  strategies  involves  certain  special risks,  including the risk that the price  movements of derivative instruments  will not  correspond  exactly  with those of the  investments  from which they are  derived.  In  addition,  strategies involving  derivative  instruments  that are  intended  to  reduce  the  risk of loss can also  reduce  the  opportunity  for  gain.
Furthermore,  regulatory  requirements  for a Portfolio to set aside assets to meet its obligations  with respect to derivatives may result in a Portfolio  being unable to purchase or sell  securities when it would otherwise be favorable to do so, or in a Portfolio needing to sell securities at a  disadvantageous  time. A Portfolio may also be unable to close out its  derivatives  positions when desired.  There is no assurance that a Portfolio will engage in derivative  transactions.  Certain  derivative  instruments and some of their risks are described in more detail below.

         Options.  Most of the  Portfolios  may purchase or write  (sell) call or put options on  securities,  financial  indices or currencies.  The  purchaser  of an option on a security or currency  obtains the right to purchase (in the case of a call option) or sell (in the case of a put option) the security or currency at a specified  price  within a limited  period of time.  Upon  exercise by the  purchaser,  the writer  (seller) of the option has the  obligation  to buy or sell the  underlying  security at the exercise price.  An option on a  securities  index is similar to an option on an  individual  security,  except  that the value of the option depends on the value of the securities comprising the index, and all settlements are made in cash.

         A Portfolio  will pay a premium to the party  writing the option when it  purchases  an option.  In order for a call option purchased by a Portfolio to be profitable,  the market price of the underlying  security must rise  sufficiently  above the exercise price to cover the premium and other  transaction  costs.  Similarly,  in order for a put option to be profitable,  the market price of the underlying security must decline sufficiently below the exercise price to cover the premium and other transaction costs.

         Generally,  the Portfolios  will write call options only if they are covered (i.e.,  the Fund owns the security  subject to the option or has the right to acquire it without  additional  cost).  By writing a call option,  a Portfolio  assumes the risk that it may be  required  to  deliver  a  security  for a price  lower  than  its  market  value at the time  the  option  is  exercised.
Effectively,  a Portfolio  that writes a covered call option gives up the  opportunity  for gain above the exercise price should the market  price of the  underlying  security  increase,  but  retains  the risk of loss  should the price of the  underlying  security decline.  A Portfolio  will write call options in order to obtain a return from the  premiums  received and will retain the premiums whether or not the options are  exercised,  which will help offset a decline in the market  value of the  underlying  securities.  A
Portfolio  that writes a put option  likewise  receives a premium,  but  assumes  the risk that it may be  required to purchase  the underlying security at a price in excess of its current market value.

         A  Portfolio  may  sell an  option  that it has  previously  purchased  prior  to the  purchase  or sale of the  underlying security.  Any such sale would result in a gain or loss  depending  on whether the amount  received on the sale is more or less than the premium and other  transaction  costs paid on the option.  A Portfolio may terminate an option it has written by entering into a closing purchase transaction in which it purchases an option of the same series as the option written.

         Futures Contracts and Related Options.  Each Portfolio  (except the AST Neuberger Berman Mid-Cap Growth Portfolio,  the AST
Neuberger  Berman Mid-Cap Value  Portfolio,  the AST Alger Growth  Portfolio and the AST INVESCO Equity Income  Portfolio) may enter into financial  futures  contracts and related  options.  The seller of a futures contract agrees to sell the securities or currency called for in the  contract  and the buyer  agrees to buy the  securities  or currency at a  specified  price at a specified  future time.  Financial futures contracts may relate to securities  indices,  interest rates or foreign  currencies.  Futures contracts are usually  settled  through net cash payments  rather than through  actual  delivery of the securities  underlying  the contract.  For instance,  in a stock  index  futures  contract,  the two  parties  agree to take or make  delivery  of an amount of cash equal to a specified  dollar amount times the  difference  between the stock index value when the contract  expires and the price  specified in the contract.  A Portfolio may use futures  contracts to hedge against  movements in securities  prices,  interest rates or currency exchange rates, or as an efficient way to gain exposure to these markets.

         An option on a futures  contract  gives the  purchaser  the right,  in return for the premium paid, to assume a position in the contract at the exercise  price at any time during the life of the option.  The writer of the option is required  upon  exercise to assume the opposite position.

         Under regulations of the Commodity Futures Trading Commission ("CFTC"), no Portfolio will:

         (i)      purchase  or sell  futures or options on futures  contracts  or stock  indices for  purposes  other than bona fide hedging  transactions  (as defined by the CFTC) if as a result the sum of the  initial  margin  deposits  and  premiums  required to establish  positions  in futures  contracts  and  related  options  that do not fall  within  the  definition  of bona fide  hedging transactions would exceed 5% of the fair market value of each Portfolio's net assets; and

         (ii)     enter into any futures  contracts  if the  aggregate  amount of that  Portfolio's  commitments  under  outstanding futures contracts positions would exceed the market value of its total assets.

         Risks of Options and Futures  Contracts.  Options and futures  contracts can be highly  volatile and their use can reduce a
Portfolio's  performance.  Successful  use of these  strategies  requires  the ability to predict  future  movements  in  securities prices,  interest  rates,  currency  exchange  rates,  and other  economic  factors.  If a Sub-advisor  seeks to protect a Portfolio against potential adverse movements in the relevant financial markets using these  instruments,  and such markets do not move in the predicted  direction,  the  Portfolio  could be left in a less  favorable  position  than if such  strategies  had not been used.  A
Portfolio's potential losses from the use of futures extends beyond its initial investment in such contracts.

         Among the other risks  inherent in the use of options and  futures are (a) the risk of  imperfect  correlation  between the price of options and futures and the prices of the  securities or  currencies to which they relate,  (b) the fact that skills needed to use these  strategies are different from those needed to select  portfolio  securities and (c) the possible need to defer closing out certain  positions to avoid  adverse tax  consequences.  With respect to options on stock indices and stock index  futures,  the risk of imperfect  correlation  increases the more the holdings of the Portfolio  differ from the composition of the relevant index.
These  instruments may not have a liquid  secondary  market.  Option  positions  established in the  over-the-counter  market may be particularly illiquid and may also involve the risk that the other party to the transaction fails to meet its obligations.

FOREIGN SECURITIES:

         Investments  in securities  of foreign  issuers may involve  risks that are not present with  domestic  investments.  While investments in foreign securities can reduce risk by providing further  diversification,  such investments involve "sovereign risks"
in addition to the credit and market risks to which  securities  generally are subject.  Sovereign risks includes local political or economic developments,  potential nationalization,  withholding taxes on dividend or interest payments, and currency blockage (which would  prevent cash from being  brought back to the United  States).  Compared to United  States  issuers,  there is generally  less publicly  available  information  about foreign  issuers and there may be less  governmental  regulation and  supervision of foreign stock exchanges,  brokers and listed  companies.  Foreign issuers are not generally  subject to uniform  accounting and auditing and financial  reporting  standards,  practices and requirements  comparable to those applicable to domestic issuers. In some countries, there may also be the  possibility  of  expropriation  or  confiscatory  taxation,  difficulty  in enforcing  contractual  and other obligations,  political or social  instability  or revolution,  or diplomatic  developments  that could affect  investments in those countries.

         Securities  of some foreign  issuers are less liquid and their  prices are more  volatile  than  securities  of  comparable domestic issuers.  Further,  it may be more difficult for the Trust's agents to keep currently  informed about corporate actions and decisions that may affect the price of portfolio securities.  Brokerage  commissions on foreign securities  exchanges,  which may be fixed,  may be higher than in the United States.  Settlement of  transactions  in some foreign  markets may be less frequent or less reliable than in the United States,  which could affect the liquidity of  investments.  For example,  securities  that are traded in foreign  markets may trade on days (such as Saturday or Holidays) when a Portfolio does not compute its price or accept  purchase or redemption  orders.  As a result,  a shareholder  may not be able to act on developments  taking place in foreign  countries as they occur.

         American Depositary Receipts ("ADRs"),  European  Depositary  Receipts ("EDRs"),  Global Depositary Receipts ("GDRs"),  and
International  Depositary  Receipts  ("IDRs").  ADRs are U.S.  dollar-denominated  receipts  generally  issued  by a  domestic  bank evidencing  its ownership of a security of a foreign  issuer.  ADRs  generally are publicly  traded in the United  States.  ADRs are subject to many of the same risks as direct  investments in foreign  securities,  although ownership of ADRs may reduce or eliminate certain risks  associated  with holding assets in foreign  countries,  such as the risk of  expropriation.  EDRs,  GDRs and IDRs are receipts similar to ADRs that typically trade in countries other than the United States.

         Depositary  receipts  may be issued as  sponsored  or  unsponsored  programs.  In  sponsored  programs,  the  issuer  makes arrangements  to have its  securities  traded as  depositary  receipts.  In  unsponsored  programs,  the issuer may not be  directly involved in the program.  Although  regulatory  requirements  with  respect to  sponsored  and  unsponsored  programs are  generally similar,  the issuers of unsponsored  depositary  receipts are not obligated to disclose  material  information in the United States and, therefore, the import of such information may not be reflected in the market value of such securities.

         Developing  Countries.  Although none of the Portfolios invest primarily in securities of issuers in developing  countries, many of the Funds may invest in these  securities  to some degree.  Many of the risks  described  above with respect to investing in foreign  issuers are  accentuated  when the issuers are located in developing  countries.  Developing  countries may be  politically and/or economically  unstable,  and the securities markets in those countries may be less liquid or subject to inadequate government regulation  and  supervision.  Developing  countries  have often  experienced  high rates of  inflation  or sharply  devalued  their currencies  against  the U.S.  dollar,  causing  the value of  investments  in  companies  located in these  countries  to  decline.
Securities  of issuers in  developing  countries may be more  volatile  and, in the case of debt  securities,  more  uncertain as to payment of interest and  principal.  Investments  in developing  countries may include  securities  created  through the Brady Plan, under which certain heavily-indebted countries have restructured their bank debt into bonds.

         Currency  Fluctuations.  Investments  in  foreign  securities  may be  denominated  in foreign  currencies.  The value of a
Portfolio's  investments  denominated  in foreign  currencies  may be affected,  favorably  or  unfavorably,  by exchange  rates and exchange control  regulations.  A Portfolio's  share price may,  therefore,  also be affected by changes in currency exchange rates.
Foreign currency exchange rates generally are determined by the forces of supply and demand in foreign exchange  markets,  including perceptions  of the relative  merits of investment in different  countries,  actual or perceived  changes in interest rates or other complex  factors.  Currency  exchange rates also can be affected  unpredictably  by the  intervention or the failure to intervene by
U.S.  or foreign  governments  or central  banks,  or by currency  controls  or  political  developments  in the U.S. or abroad.  In addition, a Portfolio may incur costs in connection with conversions between various currencies.

         Foreign  Currency  Transactions.  A Portfolio  that invests in securities  denominated in foreign  currencies  will need to engage in foreign  currency  exchange  transactions.  Such  transactions may occur on a "spot" basis at the exchange rate prevailing at the time of the transaction.  Alternatively,  a Portfolio may enter into forward foreign currency exchange  contracts.  A forward contract  involves an obligation to purchase or sell a specified  currency at a specified  future date at a price set at the time of the  contract.  A Portfolio  may enter into a forward  contract  when it wishes to "lock in" the U.S.  dollar price of a security it expects to or is  obligated  to purchase or sell in the future.  This  practice  may be  referred to as  "transaction  hedging."  In addition,  when a  Portfolio's  Sub-advisor  believes  that the currency of a particular  country may suffer or enjoy a  significant movement  compared to another  currency,  the Portfolio may enter into a forward  contract to sell or buy the first foreign currency
(or a currency  that acts as a proxy for such  currency).  This  practice may be referred to as  "portfolio  hedging." In any event, the precise  matching of the forward contract amounts and the value of the securities  involved  generally will not be possible.  No
Portfolio will enter into a forward  contract if it would be obligated to sell an amount of foreign  currency in excess of the value of the Fund's  securities or other assets  denominated in or exposed to that  currency,  or will sell an amount of proxy currency in excess of the value of  securities  denominated  in or exposed  to the  related  currency.  The  effect of  entering  into a forward contract on a Portfolio's share price will be similar to selling  securities  denominated in one currency and purchasing  securities denominated  in  another.  Although  a forward  contract  may  reduce a  Portfolio's  losses on  securities  denominated  in foreign currency,  it may also reduce the potential for gain on the securities if the currency's  value moves in a direction not anticipated by the Sub-advisor.  In addition, foreign currency hedging may entail significant transaction costs.

COMMON AND PREFERRED STOCKS:

         Stocks  represent  shares of ownership in a company.  Generally,  preferred stock has a specified  dividend and ranks after bonds and before  common  stocks in its claim on the  company's  income for  purposes  of  receiving  dividend  payments  and on the company's  assets in the event of liquidation.  (Some of the  Sub-advisors  consider  preferred  stocks to be equity  securities for purposes of the various  Portfolios'  investment  policies and  restrictions,  while others consider them fixed income  securities.)
After other claims are satisfied,  common stockholders  participate in company profits on a pro rata basis;  profits may be paid out in  dividends  or  reinvested  in the company to help it grow.  Increases  and  decreases  in earnings  are usually  reflected  in a company's  stock price,  so common stocks  generally  have the greatest  appreciation  and  depreciation  potential of all corporate securities.

FIXED INCOME SECURITIES:

         Most of the Portfolios,  including the Portfolios that invest primarily in equity securities,  may invest to some degree in bonds,  notes,  debentures and other obligations of corporations and governments.  Fixed-income  securities are generally subject to two kinds of risk:  credit risk and market  risk.  Credit risk relates to the ability of the issuer to meet  interest and  principal payments as they come due.  The ratings  given a security by Moody's  Investors  Service,  Inc.  ("Moody's")  and  Standard & Poor's
Corporation  ("S&P"),  which are described in detail in the Appendix to the Company's  SAI,  provide a generally  useful guide as to such credit  risk.  The lower the rating,  the greater the credit risk the rating  service  perceives  to exist with  respect to the security.  Increasing the amount of Portfolio  assets  invested in lower-rated  securities  generally will increase the  Portfolio's income,  but also will increase the credit risk to which the  Portfolio is subject.  Market risk relates to the fact that the prices of fixed  income  securities  generally  will be  affected by changes in the level of interest  rates in the markets  generally.  An increase  in  interest  rates will tend to reduce  the prices of such  securities,  while a decline in  interest  rates will tend to increase  their  prices.  In  general,  the longer the  maturity or duration  of a fixed  income  security,  the more its value will fluctuate with changes in interest rates.

         Lower-Rated  Fixed Income  Securities.  Lower-rated  high-yield  bonds  (commonly known as "junk bonds") are those that are rated lower than the four highest categories by a nationally  recognized  statistical rating  organization (for example,  lower than
Baa by  Moody's  or BBB by S&P),  or,  if not  rated,  are of  equivalent  investment  quality  as  determined  by the  Sub-advisor.
Lower-rated  bonds  are  generally  considered  to be high  risk  investments  as they are  subject  to  greater  credit  risk  than higher-rated  bonds. In addition,  the market for lower-rated  bonds may be thinner and less active than the market for higher-rated bonds,  and the prices of lower-rated  high-yield  bonds may fluctuate more than the prices of higher-rated  bonds,  particularly in times of market stress.  Because the risk of default is higher in lower-rated  bonds, a Sub-advisor's  research and analysis tend to be very  important  ingredients  in the  selection of these  bonds.  In addition,  the exercise by an issuer of  redemption  or call provisions that are common in lower-rated bonds may result in their replacement by lower yielding bonds.

         Bonds rated in the four highest  ratings  categories  are  frequently  referred to as "investment  grade."  However,  bonds rated in the fourth category (Baa or BBB) are considered medium grade and may have speculative characteristics.

MORTGAGE-BACKED SECURITIES:

         Mortgage-backed  securities  are  securities  representing  interests  in  "pools"  of  mortgage  loans on  residential  or commercial  real  property and that  generally  provide for monthly  payments of both  interest and  principal,  in effect  "passing through"  monthly  payments made by the  individual  borrowers on the mortgage loans (net of fees paid to the issuer or guarantor of
the  securities).   Mortgage-backed   securities  are  frequently  issued  by  U.S.  Government  agencies  or   Government-sponsored
enterprises,  and payments of interest and  principal on these  securities  (but not their market  prices) may be  guaranteed by the full faith and credit of the U.S.  Government or by the agency only, or may be supported by the issuer's  ability to borrow from the
U.S.  Treasury.  Mortgage-backed  securities created by  non-governmental  issuers may be supported by various forms of insurance or guarantees.

         Like other  fixed-income  securities,  the value of a  mortgage-backed  security will generally decline when interest rates rise. However,  when interest rates are declining,  their value may not increase as much as other fixed-income  securities,  because early  repayments  of  principal  on the  underlying  mortgages  (arising,  for  example,  from  sale  of the  underlying  property, refinancing,  or  foreclosure)  may serve to reduce the  remaining  life of the  security.  If a security  has been  purchased  at a premium,  the value of the premium would be lost in the event of  prepayment.  Prepayments  on some  mortgage-backed  securities may necessitate that a Portfolio find other investments,  which,  because of intervening  market changes,  will often offer a lower rate of return. In addition,  the mortgage  securities market may be particularly  affected by changes in governmental  regulation or tax policies.

         Collateralized  Mortgage  Obligations (CMOs). CMOs are a type of mortgage  pass-through  security that are typically issued in multiple  series with each series having a different  maturity.  Principal and interest  payments from the underlying  collateral are first used to pay the principal on the series with the shortest  maturity;  in turn,  the remaining  series are paid in order of their maturities.  Therefore,  depending on the type of CMOs in which a Portfolio invests,  the investment may be subject to greater or lesser risk than other types of mortgage-backed securities.

         Stripped Mortgage-Backed  Securities.  Stripped  mortgage-backed  securities are mortgage pass-through securities that have been divided into  interest  and  principal  components.  "IOs"  (interest  only  securities)  receive the interest  payments on the underlying  mortgages while "POs" (principal only securities)  receive the principal  payments.  The cash flows and yields on IO and
PO classes are extremely  sensitive to the rate of principal payments  (including  prepayments) on the underlying mortgage loans. If the underlying mortgages experience higher than anticipated  prepayments,  an investor in an IO class of a stripped  mortgage-backed security  may fail to recoup  fully its  initial  investment,  even if the IO class is highly  rated or is  derived  from a security guaranteed by the U.S.  Government.  Conversely,  if the underlying mortgage assets experience slower than anticipated  prepayments, the price on a PO class will be affected more severely than would be the case with a traditional  mortgage-backed  security.  Unlike other fixed-income and other mortgage-backed securities, the value of IOs tends to move in the same direction as interest rates.

ASSET-BACKED SECURITIES:

         Asset-backed securities conceptually are similar to mortgage pass-through  securities,  but they are secured by and payable from  payments on assets  such as credit  card,  automobile  or trade  loans,  rather than  mortgages.  The credit  quality of these securities  depends  primarily  upon the quality of the underlying  assets and the level of credit support or enhancement  provided.
In  addition,  asset-backed  securities  involve  prepayment  risks  that are  similar in nature to those of  mortgage  pass-through securities.

CONVERTIBLE SECURITIES AND WARRANTS:

         Certain of the Portfolios may invest in convertible  securities.  Convertible  securities are bonds, notes,  debentures and preferred  stocks that may be converted into or exchanged for shares of common stock.  Many  convertible  securities are rated below investment  grade  because they fall below  ordinary debt  securities  in order of  preference  or priority on the issuer's  balance sheet.  Convertible  securities  generally  participate in the  appreciation or depreciation of the underlying stock into which they are convertible,  but to a lesser degree.  Frequently,  convertible  securities are callable by the issuer,  meaning that the issuer may force conversion before the holder would otherwise choose.

         Warrants  are options to buy a stated  number of shares of common  stock at a  specified  price any time during the life of the warrants.  The value of warrants may fluctuate  more than the value of the securities  underlying  the warrants.  A warrant will expire without value if the rights under such warrant are not exercised prior to its expiration date.

WHEN-ISSUED, DELAYED-DELIVERY AND FORWARD COMMITMENT TRANSACTIONS:

         The  Portfolios  (other than the AST Kemper  Small-Cap  Growth  Portfolio and the AST Cohen & Steers Realty  Portfolio) may
purchase  securities on a when-issued,  delayed-delivery  or forward  commitment  basis.  These  transactions  generally involve the purchase  of a security  with  payment and  delivery  due at some time in the future.  A  Portfolio  does not earn  interest on such securities  until  settlement and bears the risk of market value  fluctuations in between the purchase and settlement  dates. If the seller fails to complete the sale,  the Fund may lose the  opportunity to obtain a favorable  price and yield.  While the Portfolios will  generally  engage in such  when-issued,  delayed-delivery  and  forward  commitment  transactions  with the intent of actually acquiring the securities, a Portfolio may sometimes sell such a security prior to the settlement date.

                  Certain  Portfolios may also sell securities on a  delayed-delivery  or forward commitment basis. If the Portfolio does so, it will not  participate in future gains or losses on the security.  If the other party to such a transaction  fails to pay for the securities, the Portfolio could suffer a loss.

ILLIQUID AND RESTRICTED SECURITIES:

         Subject to  guidelines  adopted by the  Trustees  of the Trust,  each  Portfolio  may invest up to 15% of its net assets in illiquid  securities  (except for the AST Alger Growth Portfolio,  which is limited to 10% of net assets).  Illiquid  securities are those that,  because of the absence of a readily available market or due to legal or contractual  restrictions on resale,  cannot be sold  within  seven  days in the  ordinary  course  of  business  at  approximately  the  amount at which  the Fund has  valued  the investment.  Therefore,  a Portfolio may find it difficult to sell illiquid  securities at the time considered most  advantageous by its Sub-advisor and may incur expenses that would not be incurred in the sale of securities that were freely marketable.

         Certain  securities  that would  otherwise be considered  illiquid  because of legal  restrictions on resale to the general public  may be  traded  among  qualified  institutional  buyers  under  Rule 144A of the  Securities  Act of 1933.  These  Rule 144A
securities,  and well as  commercial  paper that is sold in private  placements  under  Section 4(2) of the  Securities  Act, may be deemed liquid by the Portfolio's  Sub-advisor under the guidelines adopted by the Trustees of the Trust.  However,  the liquidity of a Portfolio's investments in Rule 144A securities could be impaired if trading does not develop or declines.

REPURCHASE AGREEMENTS:

         Each Portfolio may enter into repurchase  agreements.  Repurchase  agreements are agreements by which a Portfolio purchases a security and obtains a  simultaneous  commitment  from the seller to repurchase the security at an agreed upon price and date. The resale  price is in excess of the  purchase  price and  reflects  an agreed upon  market  rate  unrelated  to the coupon rate on the purchased security.  Repurchase  agreements must be fully  collateralized and can be entered into only with  well-established  banks and  broker-dealers  that have been deemed  creditworthy by the Sub-advisor.  Repurchase  transactions are intended to be short-term transactions,  usually with the seller  repurchasing  the securities  within seven days.  Repurchase  agreements that mature in more than seven days are subject to a Portfolio's limit on illiquid securities.

         A Portfolio  that  enters  into a  repurchase  agreement  may lose money in the event that the other party  defaults on its obligation and the Portfolio is delayed or prevented from  disposing of the  collateral.  A Portfolio also might incur a loss if the value of the  collateral  declines,  and it might incur costs in selling the  collateral  or  asserting  its legal  rights under the agreement.  If a defaulting  seller filed for bankruptcy or became  insolvent,  disposition of collateral  might be delayed  pending court action.

         The AST  Neuberger  Berman  Mid-Cap  Growth  Portfolio  will not  invest  more  than 25% of its net  assets  in  repurchase agreements.

REVERSE REPURCHASE AGREEMENTS:

         Certain Portfolios  (specifically,  the AST Janus Overseas Growth Portfolio,  the AST Janus Small-Cap Growth Portfolio, the
AST Janus Mid-Cap  Growth  Portfolio,  the AST Neuberger  Berman Mid-Cap Growth  Portfolio,  the AST Neuberger  Berman Mid-Cap Value
Portfolio,  the AST Marsico Capital Growth  Portfolio,  the AST JanCap Growth  Portfolio,  the AST PIMCO Total Return Bond Portfolio
and the AST  PIMCO  Limited  Maturity  Bond  Portfolio)  may enter  into  reverse  repurchase  agreements.  In a reverse  repurchase agreement,  a Portfolio  sells a portfolio  instrument and agrees to repurchase it at an agreed upon date and price,  which reflects an  effective  interest  rate.  It may also be viewed as a borrowing  of money by the  Portfolio  and,  like  borrowing  money,  may increase  fluctuations in a Portfolio's share price. When entering into a reverse repurchase  agreement,  a Portfolio must set aside on its books cash or other liquid assets in an amount sufficient to meet its repurchase obligation.

BORROWING:

         Each  Portfolio  may borrow  money from banks.  Each  Portfolio's  borrowings  are limited so that  immediately  after such borrowing the value of the Portfolio's  assets  (including  borrowings) less its liabilities (not including  borrowings) is at least three times the amount of the  borrowings.  Should a Portfolio,  for any reason,  have  borrowings  that do not meet the above test, such Portfolio must reduce such  borrowings so as to meet the necessary test within three  business days.  Certain  Portfolios  (the
AST Gabelli  Small-Cap Value  Portfolio,  the AST Neuberger  Berman Mid-Cap Growth  Portfolio,  and the AST Neuberger Berman Mid-Cap
Value Portfolio) will not purchase  securities when outstanding  borrowings are greater than 5% of the Portfolio's  total assets. If a Portfolio borrows money, its share price may fluctuate more widely until the borrowing is repaid.

LENDING PORTFOLIO SECURITIES:

         Each  Portfolio  may lend  securities  with a value of up to 33 1/3% of its total assets to  broker-dealers,  institutional investors,  or others for the purpose of realizing  additional  income.  Voting rights on loaned  securities  typically  pass to the borrower,  although a Portfolio has the right to terminate a securities  loan,  usually within three business days, in order to vote on  significant  matters  or for other  reasons.  All  securities  loans  will be  collateralized  by cash or  securities  issued or guaranteed  by the  U.S.  Government  or its  agencies  at  least  equal in value  to the  market  value of the  loaned  securities.
Nonetheless,  lending  securities  involves  certain risks,  including the risk that the Portfolio will be delayed or prevented from recovering the collateral if the borrower fails to return a loaned security.

OTHER INVESTMENT COMPANIES:

         The Company  has made  arrangements  with  certain  money  market  mutual  funds so that the  Sub-advisors  for the various
Portfolios  can "sweep"  excess cash  balances of the  Portfolios  to those funds for temporary  investment  purposes.  In addition, certain  Sub-advisors may invest Portfolio  assets in money market funds that they advise or in other investment  companies.  Mutual funds pay their own operating  expenses,  and the Portfolios,  as shareholders in the money market funds,  will indirectly pay their proportionate share of such funds' expenses.

SHORT SALES "AGAINST THE BOX":

         While none of the Portfolios will make short sales  generally,  the AST Janus Overseas Growth  Portfolio,  the AST American
Century  International Growth Portfolio,  the AST American Century International Growth Portfolio II, the AST Janus Small-Cap Growth
Portfolio,  the AST Janus  Mid-Cap  Growth  Portfolio,  the AST Alger Growth  Portfolio,  the AST JanCap Growth  Portfolio,  the AST
American Century Income & Growth Portfolio,  the AST INVESCO Equity Income Portfolio,  the AST PIMCO Total Return Bond Portfolio and
the AST PIMCO  Limited  Maturity  Bond  Portfolio  may make short sales  "against  the box." A short sale  against the box  involves selling a security that the Portfolio owns, or has the right to obtain without  additional  costs,  for delivery at a specified date in the future.  A Portfolio  may make a short sale against the box to hedge  against  anticipated  declines in the market price of a portfolio  security.  If the value of the security sold short increases instead,  the Portfolio loses the opportunity to participate in the gain.

Mailing Address
American Skandia Trust
One Corporate Drive
Shelton, CT 06484

Investment Manager
American Skandia Investment Services, Incorporated
One Corporate Drive
Shelton, CT 06484

Sub-Advisors
American Century Investment Management, Inc.
Cohen & Steers Capital Management, Inc.
Fred Alger Management, Inc.
GAMCO Investors, Inc.
INVESCO Funds Group, Inc.
Janus Capital Corporation
Lord, Abbett & Co.
Marsico Capital Management, LLC
Massachusetts Financial Services Company
Neuberger Berman Management Inc.
Pacific Investment Management Company LLC
Scudder Kemper Investments, Inc.

Custodians
PFPC Trust Company
Airport Business Center, International Court 2
200 Stevens Drive
Philadelphia, PA 19113

The Chase Manhattan Bank
One Pierrepont Plaza
Brooklyn, NY 11201

Administrator
Transfer and Shareholder Servicing Agent
PFPC Inc.
103 Bellevue Parkway
Wilmington, DE 19809

Independent Accountants
Deloitte & Touche LLP
Two World Financial Center
New York, NY 10281

Legal Counsel
Stradley Ronon Stevens & Young, LLP
2600 One Commerce Square
Philadelphia, PA 19103

INVESTOR INFORMATION SERVICES:

         Shareholder  inquiries  should be made by  calling  (800)  752-6342  or by  writing to the  American  Skandia  Trust at One
Corporate Drive, Shelton, Connecticut 06484.

         Additional  information  about the Portfolios is included in a Statement of Additional  Information,  which is incorporated by  reference  into this  Prospectus.  Additional  information  about the  Portfolios'  investments  is  available in the annual and semi-annual  reports to holders of variable  annuity  contracts and variable life insurance  policies.  In the annual  reports,  you will find a discussion of the market conditions and investment strategies that significantly  affected each Portfolio's  performance during its last fiscal year. The Statement of Additional  Information and additional  copies of annual and  semi-annual  reports are available without charge by calling the above number.

         The information in the Trust's filings with the Securities and Exchange  Commission  (including the Statement of Additional
Information) is available from the Commission.  Copies of this  information  may be obtained,  upon payment of duplicating  fees, by electronic  request  to  PUBLICINFO@SEC.GOV  or by  writing  the  Public  Reference  Section  of the  Commission,  Washington,  D.C.
                         ------------------
20549-0102.  The  information  can also be  reviewed  and copied at the  Commission's  Public  Reference  Room in  Washington,  D.C.
Information  on the operation of the Public  Reference Room may be obtained by calling the  Commission at  1-800-942-8090.  Finally, information about the Trust is available on the EDGAR database on the Commission's Internet site at HTTP://WWW.SEC.GOV.
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Investment Company Act File No. 811-5186